Prospectus

January 31, 2023, as amended on February 22, 2023

TIMOTHY PLAN FAMILY OF FUNDS

SMALL CAP VALUE

class	ticker	cusip
A	TPLNX	887432409
C	TSVCX	887432839

LARGE/MID CAP VALUE

class	ticker	cusip
A	TLVAX	887432607
C	TLVCX	887432805

AGGRESSIVE GROWTH

class	ticker	cusip
A	TAAGX	887432813
C	TCAGX	887432698

LARGE/MID CAP GROWTH

class	ticker	cusip
A	TLGAX	887432789
C	TLGCX	887432680

GROWTH & INCOME

class	ticker	cusip
A	TGIAX	887432383
C	TGCIX	887432375

FIXED INCOME

class	ticker	cusip
A	TFIAX	887432888
C	TFICX	887432862

HIGH YIELD BOND

class	ticker	cusip
A	TPHAX	887432615
C	TPHCX	887432623

INTERNATIONAL

class	ticker	cusip
A	TPIAX	887432631
C	TPICX	887432599

ISRAEL COMMON VALUES

class	ticker	cusip
A	TPAIX	887432565
C	TPCIX	887432557

DEFENSIVE STRATEGIES

class	ticker	cusip
A	TPDAX	887432581
C	TPDCX	887432573

STRATEGIC GROWTH

class	ticker	cusip
A	TSGAX	887432763
C	TSGCX	887432672

CONSERVATIVE GROWTH

class	ticker	cusip
A	TCGAX	887432730
C	TCVCX	887432664

THE U. S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Table of Contents

Section 1 | Fund Summaries
This section provides you with an overview of the Funds, including investment objectives, fees and expenses, and historical performance information.
Small Cap Value	4
Large / Mid Cap Value	9
Aggressive Growth	13
Large / Mid Cap Growth	18
Growth & Income	23
Fixed Income	28
High Yield Bond	32
International	37
Israel Common Values	42
Defensive Strategies	47
Strategic Growth	52
Conservative Growth	59
Section 2 | Description of Our Funds
This section sets forth a general description of important information you should know about each of our Funds.
Traditional Funds	66
Asset Allocation Funds	80
Section 3 | Who Manages Your Money
This section gives you a detailed discussion of our Investment Advisor and Investment Managers.
The Investment Advisor	87
The Investment Managers	88
Section 4 | How You Can Buy and Sell Shares
This section provides the information you need to move money into or out of your account.
What Share Classes We Offer	92
How to Reduce Your Sales Charge	93
How to Buy Shares	95
How to Sell Shares	97
Section 5 | General Information
This section summarizes the Funds’ distribution policies and other general Fund information.
Dividends, Distributions and Taxes	99
Net Asset Value	99
Fair Value Pricing	99
Frequent Trading	100
Distribution and Service Plans	100
Fund Service Providers	101
Code of Ethics	101
Section 6 | Privacy Policy
This section summarizes the Funds’ privacy policies.
Privacy Policy and Customer Identification Program	102
Section 7 | Financial Highlights
This section provides the Funds’ financial performance for the past five fiscal periods.
Small Cap Value (Class A & C)	105, 106
Large / Mid Cap Value (Class A & C)	107, 108
Aggressive Growth (Class A & C)	109, 110
Large / Mid Cap Growth (Class A & C)	111, 112
Growth & Income (Class A & C)	113, 114
Fixed Income (Class A & C)	115, 116
High Yield Bond (Class A & C)	117, 118
International (Class A & C)	119, 120
Israel Common Values (Class A & C)	121, 122
Defensive Strategies (Class A & C)	123, 124
Strategic Growth (Class A & C)	125, 126
Conservative Growth (Class A & C)	127, 128
Section 8 | For More Information
This section tells you how to obtain additional information relating to the Funds.
More Information	129
Appendix A
Raymond James
Intermediary Defined Sales Charge Waiver Policies	130
Merrill Lynch
Defined Sales Charge Waiver Policies	131
Edward Jones
Defined Sales Charge Waiver Policies	133
Morgan Stanley
Defined Sales Charge Waiver Policies	135

TABLE OF CONTENTS
PROSPECTUS (CLASS A & C) / 2

Section 1 | Fund Summaries

The Timothy Plan believes it has a moral and ethical responsibility to invest in a biblically responsible manner. Accordingly, we strive to ensure our Funds do not invest in any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or unbiblical lifestyles. Securities issued by companies engaged in these activities are excluded from the Funds’ portfolios. They are referred to throughout this Prospectus (the “Prospectus”) as “Excluded Securities.” Our Funds will not intentionally purchase excluded Securities.

Timothy Partners, Ltd. (“TPL”) is Investment Advisor to the Funds and is responsible for determining what companies are deemed Excluded Securities, and reserves the right to exclude investments, in its best judgment, in other companies whose practices may not fall within the exclusions described above, but could be found offensive to fundamental, traditional Judeo-Christian values.

Further, suppose any of our Funds subsequently discovers a company is engaged in a prohibited practice. In that case, that security will be sold as soon as it is reasonably practicable.

FUND SUMMARIES
PROSPECTUS (CLASS A & C) / 3

FUND SUMMARY

January 31, 2023

Small Cap Value Fund

Investment Objective

The investment objective of this Fund is to provide you with long-term growth of capital, with a secondary objective of current income.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees, to financial intermediaries, which are not reflected in the tables and examples below.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page 93 of the Prospectus and “Purchase, Redemption, and Pricing of Shares” on page 45 of the Funds’ Statement of Additional Information.

Shareholder Fees
(fees paid directly from your investment)

	Class A	Class C
Maximum sales charge (load) imposed on purchases (as % of offering price)	5.50%	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds) (1) (2)	None	1.00%
Redemption fees	None	None
Exchange fees	None	None

FUND SUMMARIES
PROSPECTUS (CLASS A & C) / 4

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fee	0.85%	0.85%
Distribution/Service (12b-1 Fees)	0.25%	1.00%
Other Expenses	0.40%	0.40%
Acquired Funds Fees and Expenses (3)	0.06%	0.06%
Total Annual Fund Operating Expenses (before fee waivers/reimbursements)	1.56%	2.31%
Fee Waivers and/or Expense Reimbursements (4)(5)(6)	-0.14%	-0.14%
Total Annual Fund Operating Expenses (after fee waivers/expense reimbursements) (7)	1.42%	2.17%

(1)	For purchases in excess of $1mm dollars in Class A shares, the Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee to brokers as follows: 1% on purchases of shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

(2)	For Class C shares, a one percent (1%) contingent deferred sales charge is imposed on shares liquidated within the first thirteen months after purchase.

(3)	Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.

(4)	As described in the “Who Manages Your Money” section of the Fund’s prospectus beginning on page 87, Timothy Partners, Ltd (“TPL”) has contractually agreed, through January 28, 2024, to waive five basis points (5bps) of the management fee paid by the Trust for the non-ETF holdings

(5)	Also as described in the “Who Manages Your Money,” Timothy Partners, Ltd (“TPL”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in money market funds, other equity and fixed income mutual funds and exchange-traded funds managed by TPL or its affiliates that have a contractual management fee, through January 28, 2024.

(6)	The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

(7)	The fees have been restated to reflect current expenses and may not correlate to the Financial Highlights in the Annual Report.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class A	Class C (with redemption)	Class C (without redemption)
1 Year	$687	$320	$220
3 Years	$1,003	$708	$708
5 Years	$1,341	$1,223	$1,223
10 Years	$2,293	$2,635	$2,635

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

FUND SUMMARIES
PROSPECTUS (CLASS A & C) / 5

Principal Investment Strategies

◾	The Fund seeks to achieve its investment objective by primarily investing at least 80% of the Fund’s total assets in U.S. stocks with market capitalizations that fall within the range of companies included in the Russell 2000® Index (the “Index”). As of June 30, 2022, the capitalization range of companies comprising the Index is approximately $240 million to $6.4 billion. This Fund invests using a value investing style. Value funds typically emphasize stocks whose prices are below average in relation to such measures as earnings and book value; these stocks often have above-average dividend yields. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

◾	In determining whether to invest in a particular company, the Fund’s Investment Manager focuses on a number of different attributes of the company, including the company’s market expertise, balance sheet, improving return on equity, price-to-earnings ratios, industry position and strength, management and a number of other factors. Analyzing companies in this manner is known as a “bottom-up” approach to investing. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

◾	The Fund may invest in equity securities of foreign issuers in the form of American Depositary Receipts (ADRs). ADRs are certificates held in trust by a U.S. bank or trust company evidencing ownership of shares of foreign-based issuers and are an alternative to purchasing foreign securities in their national market and currency.

◾	The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

◾	The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography or promoting anti-family entertainment or unbiblical lifestyles.

Principal Risks of Investing in the Fund

The Fund’s investments are subject to the following principal risks:

General Risk. As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day-to-day, and when you sell your shares, they may be worth less than you paid for them.

Stock Market Risk. The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

Smaller Company Investing Risk. Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

Excluded Security Risk. Because the Fund does not invest in Excluded Securities and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

Foreign Risk. The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a smaller number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country. There is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities.

Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock may never appreciate to the extent expected.

FUND SUMMARIES
PROSPECTUS (CLASS A & C) / 6

Investing In Other Funds Risk. The Fund invests in the securities of other investment companies. To the extent that the Fund invests in other mutual funds, exchange traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund’s return to be lower.

Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Past performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad-based index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund’s website at fund.timothyplan.com, or by calling the Fund at (800) 846-7526.

Year-by-year Annual Total Returns for Class A Shares

(for calendar years ending on December 31)

Best Quarter	Worst Quarter
Dec-20	Mar-20
26.06%	-33.09%

Average Annual Total Returns

(for periods ending on December 31, 2022)

Small Cap Value	Class A (3)			Class C
	1 Year	5 Year	10 Year	1 Year	5 Year	10 Year
Return before taxes	-17.94%	3.05%	9.10%	-14.62%	3.44%	8.90%
Return after taxes on distributions (1)	-19.13%	1.23%	6.82%	-16.49%	0.86%	5.93%
Return after taxes on distributions and sale of shares (1)	-9.72%	2.01%	6.77%	-7.24%	2.21%	6.49%
Russell 2000 Index (2) (reflects no deduction for fees, expenses or taxes)	-20.44%	4.13%	9.01%	-20.44%	4.13%	9.01%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FUND SUMMARIES
PROSPECTUS (CLASS A & C) / 7

(2)	The Russell 2000 Index is a widely recognized, unmanaged index of 2000 Small Capitalization companies in the United States. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

(3)	Class A share returns reflect the assessment of the maximum front-end sales load on the first business day of the year.

Investment Advisor

Timothy Partners, Ltd.

Sub-Advisor

Westwood Management Corp. (“Westwood”) serves as Investment Manager to the Fund.

Portfolio Managers

William E. Costello, CFA® and Matthew R. Lockridge have served the Fund since December 2010.

Frederic G. Rowsey, CFA® has served the Fund since December 2013.

Purchase and Sale of Shares

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Fund either through a financial advisor or directly from the Fund. The minimum initial purchase or exchange into the Fund is $1,000, or $50 through monthly systematic investment plan accounts. There is no minimum subsequent investment amount. There are no minimums for purchases or exchanges through employer-sponsored retirement plans, IRAs, or other qualified plans. The Fund shares are redeemable on any business day by contacting your financial advisor, or by written request to the Fund, by telephone, or by wire transfer.

Tax Information

The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan. Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

Payment to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARIES
PROSPECTUS (CLASS A & C) / 8

FUND SUMMARY

January 31, 2023

Large / Mid Cap Value Fund

Investment Objective

The investment objective of this Fund is to provide you with long-term growth of capital, with a secondary objective of current income.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page 93 of the Prospectus and “Purchase, Redemption, and Pricing of Shares” on page 45 of the Funds’ Statement of Additional Information.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class C
Maximum sales charge (load) imposed on purchases (as % of offering price)	5.50%	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds) (1) (2)	None	1.00%
Redemption fees	None	None
Exchange fees	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fee	0.85%	0.85%
Distribution/Service (12b-1 Fees)	0.25%	1.00%
Other Expenses	0.36%	0.36%
Acquired Funds Fees and Expenses (3)	0.12%	0.12%
Total Annual Fund Operating Expenses (before fee waivers/reimbursements)	1.58%	2.33%
Fee Waivers and/or Expense Reimbursements (4)(5)(6)	-0.25%	-0.25%
Total Annual Fund Operating Expenses (after fee waivers/expense reimbursements) (7)	1.33%	2.08%

FUND SUMMARIES
PROSPECTUS (CLASS A & C) / 9

(1)	For purchases in excess of $1mm dollars in Class A shares, the Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee to brokers as follows: 1% on purchases of shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

(2)	For Class C shares, a one percent (1%) contingent deferred sales charge is imposed on shares liquidated within the first thirteen months after purchase.

(3)	Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.

(4)	As described in the “Who Manages Your Money” section of the Fund’s prospectus beginning on page 87, Timothy Partners, Ltd (“TPL”) has contractually agreed, through January 28, 2024, to waive five basis points (5bps) of the management fee paid by the Trust for the non-ETF holdings

(5)	Also as described in the “Who Manages Your Money,” Timothy Partners, Ltd (“TPL”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in money market funds, other equity and fixed income mutual funds and exchange-traded funds managed by TPL or its affiliates that have a contractual management fee, through January 28, 2024.

(6)	The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

(7)	The fees have been restated to reflect current expenses and may not correlate to the Financial Highlights in the Annual Report.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class A	Class C (with redemption)	Class C (without redemption)
1 Year	$678	$311	$211
3 Years	$998	$704	$704
5 Years	$1,341	$1,223	$1,223
10 Years	$2,305	$2,647	$2,647

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

FUND SUMMARIES
PROSPECTUS (CLASS A & C) / 10

Principal Investment Strategies

◾	The Fund seeks to achieve its investment objective by primarily investing in U.S. common stocks. The Fund will normally invest at least 80% of the Fund’s total assets in companies whose total market capitalization exceeds $2 billion. This Fund invests using a value investing style. Value funds typically emphasize stocks whose prices are below average in relation to such measures as earnings and book value; these stocks often have above-average dividend yields. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

◾	In determining whether to invest in a particular company, the Fund’s Investment Manager focuses on a number of different attributes of the company, including the company’s market expertise, balance sheet, improving return on equity, price-to-earnings ratios, industry position and strength, management, and a number of other factors. Analyzing companies in this manner is known as a “bottom-up” approach to investing. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

◾	The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

◾	The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or unbiblical lifestyles.

Principal Risks of Investing in the Fund

The Fund’s investments are subject to the following principal risks:

General Risk. As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day-to-day, and when you sell your shares, they may be worth less than you paid for them.

Stock Market Risk. The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

Larger Company Investing Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Mid-Sized Company Investing Risk. Investing in mid-sized companies often involves greater risk than investing in larger companies. Mid-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of mid-sized companies, therefore, tend to be more volatile than the securities of larger, more established companies. Mid-sized company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a mid-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

Excluded Security Risk. Because the Fund does not invest in Excluded Securities and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock may never appreciate to the extent expected.

Investing In Other Funds Risk. The Fund invests in the securities of other investment companies. To the extent that the Fund invests in other mutual funds, exchange traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund’s return to be lower.

Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

FUND SUMMARIES
PROSPECTUS (CLASS A & C) / 11

Past performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad-based index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund’s website at fund.timothyplan.com, or by calling the Fund at (800) 846-7526.

Year-by-year Annual Total Returns for Class A Shares

(for calendar years ending on December 31)

Best Quarter	Worst Quarter
Jun-20	Mar-20
18.08%	-22.88%

Average Annual Total Returns

(for periods ending on December 31, 2022)

Large / mid Cap Value	Class A (3)			Class C
	1 Year	5 Year	10 Year	1 Year	5 Year	10 Year
Return before taxes	-16.61%	6.69%	9.72%	-13.24%	7.09%	9.53%
Return after taxes on distributions (1)	-17.62%	4.95%	7.90%	-14.64%	4.91%	7.35%
Return after taxes on distributions and sale of shares (1)	-9.07%	4.98%	7.52%	-6.78%	5.27%	7.31%
S&P 500 Index (2) (reflects no deduction for fees, expenses or taxes)	-18.11%	9.42%	12.56%	-18.11%	9.42%	12.56%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)	The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

(3)	Class A share returns reflect the assessment of the maximum front-end sales load on the first business day of the year.

FUND SUMMARIES
PROSPECTUS (CLASS A & C) / 12

Investment Advisor

Timothy Partners, Ltd.

Sub-Advisor

Westwood Management Corp. (“Westwood”) serves as Investment Manager to the Fund.

Portfolio Managers

Matthew R. Lockridge has served the Fund since December 2012.

William D. Sheehan, CFA® has served the Fund since September 2019.

Lauren C. Hill, CFA® has served the Fund since August 2020.

Michael H. Wall has served the Fund since February 2022.

Purchase and Sale of Shares

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Fund either through a financial advisor or directly from the Fund. The minimum initial purchase or exchange into the Fund is $1,000, or $50 through monthly systematic investment plan accounts. There is no minimum subsequent investment amount. There are no minimums for purchases or exchanges through employer-sponsored retirement plans, IRAs, or other qualified plans. The Fund shares are redeemable on any business day by contacting your financial advisor, or by written request to the Fund, by telephone, or by wire transfer.

Tax Information

The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan. Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

Payment to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARIES
PROSPECTUS (CLASS A & C) / 13

FUND SUMMARY

January 31, 2023

Aggressive Growth Fund

Investment Objective

The investment objective of this Fund is to provide you with long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page 93 of the Prospectus and “Purchase, Redemption, and Pricing of Shares” on page 45 of the Funds’ Statement of Additional Information.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class C
Maximum sales charge (load) imposed on purchases (as % of offering price)	5.50%	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds) (1) (2)	None	1.00%
Redemption fees	None	None
Exchange fees	None	None

FUND SUMMARIES
PROSPECTUS (CLASS A & C) / 14

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fee	0.85%	0.85%
Distribution/Service (12b-1 Fees)	0.25%	1.00%
Other Expenses	0.52%	0.52%
Acquired Funds Fees and Expenses (3)	0.01%	0.01%
Total Annual Fund Operating Expenses (before fee waivers/reimbursements)	1.63%	2.38%
Fee Waivers and/or Expense Reimbursements (4)(5)(6)	-0.10%	-0.10%
Total Annual Fund Operating Expenses (after fee waivers/expense reimbursements) (7)	1.53%	2.28%

(1)	For purchases in excess of $1mm dollars in Class A shares, the Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee to brokers as follows: 1% on purchases of shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

(2)	For Class C shares, a one percent (1%) contingent deferred sales charge is imposed on shares liquidated within the first thirteen months after purchase.

(3)	Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.

(4)	As described in the “Who Manages Your Money” section of the Fund’s prospectus beginning on page 87, Timothy Partners, Ltd (“TPL”) has contractually agreed, through January 28, 2024, to waive ten basis points (10bps) of the management fee paid by the Trust for the non-ETF holdings

(5)	Also as described in the “Who Manages Your Money,” Timothy Partners, Ltd (“TPL”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in money market funds, other equity and fixed income mutual funds and exchange-traded funds managed by TPL or its affiliates that have a contractual management fee, through January 28, 2024.

(6)	The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

(7)	The fees have been restated to reflect current expenses and may not correlate to the Financial Highlights in the Annual Report.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class A	Class C (with redemption)	Class C (without redemption)
1 Year	$697	$331	$231
3 Years	$1,027	$733	$733
5 Years	$1,379	$1,261	$1,261
10 Years	$2,369	$2,709	$2,709

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

FUND SUMMARIES
PROSPECTUS (CLASS A & C) / 15

Principal Investment Strategies

◾	The Fund seeks to achieve its investment strategy by normally investing at least 80% of the Fund’s total assets in U.S. common stocks without regard to market capitalizations.

◾	The Fund invests using a growth investing style. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue, earnings, cash flow, or other similar criteria. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

◾	The Fund invests its assets in the securities of a limited number of companies, which the Fund’s Investment Manager believes show a high probability for superior growth. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

◾	The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

◾	The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or unbiblical lifestyles.

Principal Risks of Investing in the Fund

The Fund’s investments are subject to the following principal risks:

General Risk. As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day-to-day, and when you sell your shares, they may be worth less than you paid for them.

Stock Market Risk. The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

Larger Company Investing Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Smaller Company Investing Risk. Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

Excluded Security Risk. Because the Fund does not invest in Excluded Securities and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

Growth Risk. The Fund often invests in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Investing In Other Funds Risk. The Fund invests in the securities of other investment companies. To the extent that the Fund invests in other mutual funds, exchange traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund’s return to be lower.

High Portfolio Turnover Risk. The Fund has in the past experienced high portfolio turnover (greater than 100%). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance.

FUND SUMMARIES
PROSPECTUS (CLASS A & C) / 16

Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Past performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad-based index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund’s website at fund.timothyplan.com, or by calling the Fund at (800) 846-7526.

Year-by-year Annual Total Returns for Class A Shares

(for calendar years ending on December 31)

Best Quarter	Worst Quarter
Jun-20	Dec-18
24.62%	-20.90%

Average Annual Total Returns

(for periods ending on December 31, 2022)

Aggressive Growth	Class A (3)			Class C
	1 Year	5 Year	10 Year	1 Year	5 Year	10 Year
Return before taxes	-30.07%	4.70%	7.31%	-27.32%	5.12%	7.12%
Return after taxes on distributions (1)	-30.54%	3.51%	5.91%	-27.98%	3.61%	5.45%
Return after taxes on distributions and sale of shares (1)	-17.43%	3.70%	5.72%	-15.67%	4.06%	5.56%
Russell Midcap Growth Index (2) (reflects no deduction for fees, expenses or taxes)	-26.72%	7.64%	11.41%	-26.72%	7.64%	11.41%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)	The Russell Midcap Growth Index is a widely recognized, unmanaged index of Mid Capitalization growth companies in the United States. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

(3)	Class A share returns reflect the assessment of the maximum front-end sales load on the first business day of the year.

FUND SUMMARIES
PROSPECTUS (CLASS A & C) / 17

Investment Advisor

Timothy Partners, Ltd.

Sub-Advisor

Chartwell Investment Partners (“Chartwell”) serves as Investment Manager to the Fund.

Portfolio Managers

Frank L. Sustersic, CFA, Senior Portfolio Manager of Chartwell, has been serving the Fund since December 1, 2016.

Peter M. Schofield, CFA, Principal and Senior Portfolio Manager, has been serving the Fund since December 18, 2010.

Purchase and Sale of Shares

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Fund either through a financial advisor or directly from the Fund. The minimum initial purchase or exchange into the Fund is $1,000, or $50 through monthly systematic investment plan accounts. There is no minimum subsequent investment amount. There are no minimums for purchases or exchanges through employer-sponsored retirement plans, IRAs, or other qualified plans. The Fund shares are redeemable on any business day by contacting your financial advisor, or by written request to the Fund, by telephone, or by wire transfer.

Tax Information

The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan. Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

Payment to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARIES
PROSPECTUS (CLASS A & C) / 18

FUND SUMMARY

January 31, 2023

Large / Mid Cap Growth Fund

Investment Objective

The investment objective of this Fund is to provide you with long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page 93 of the Prospectus and “Purchase, Redemption, and Pricing of Shares” on page 45 of the Funds’ Statement of Additional Information.

Shareholder Fees
(fees paid directly from your investment)

	Class A	Class C
Maximum sales charge (load) imposed on purchases (as % of offering price)	5.50%	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds) (1) (2)	None	1.00%
Redemption fees	None	None
Exchange fees	None	None

FUND SUMMARIES
PROSPECTUS (CLASS A & C) / 19

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fee	0.85%	0.85%
Distribution/Service (12b-1 Fees)	0.25%	1.00%
Other Expenses	0.40%	0.40%
Acquired Funds Fees and Expenses (3)	0.10%	0.10%
Total Annual Fund Operating Expenses (before fee waivers/reimbursements)	1.60%	2.35%
Fee Waivers and/or Expense Reimbursements (4)(5)(6)	-0.21%	-0.21%
Total Annual Fund Operating Expenses (after fee waivers/expense reimbursements) (7)	1.39%	2.14%

(1)	For purchases in excess of $1mm dollars in Class A shares, the Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee to brokers as follows: 1% on purchases of shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

(2)	For Class C shares, a one percent (1%) contingent deferred sales charge is imposed on shares liquidated within the first thirteen months after purchase.

(3)	Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.

(4)	As described in the “Who Manages Your Money” section of the Fund’s prospectus beginning on page 87, Timothy Partners, Ltd (“TPL”) has contractually agreed, through January 28, 2024, to waive five basis points (5bps) of the management fee paid by the Trust for the non-ETF holdings

(5)	Also as described in the “Who Manages Your Money,” Timothy Partners, Ltd (“TPL”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in money market funds, other equity and fixed income mutual funds and exchange-traded funds managed by TPL or its affiliates that have a contractual management fee, through January 28, 2024.

(6)	The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

(7)	The fees have been restated to reflect current expenses and may not correlate to the Financial Highlights in the Annual Report.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class A	Class C (with redemption)	Class C (without redemption)
1 Year	$684	$317	$217
3 Years	$1,008	$713	$713
5 Years	$1,354	$1,236	$1,236
10 Years	$2,329	$2,670	$2,670

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.

FUND SUMMARIES
PROSPECTUS (CLASS A & C) / 20

Principal Investment Strategies

◾	The Fund seeks to achieve its investment objective by primarily investing at least 80% of the Fund’s total assets in larger U.S. stocks. Larger stocks refer to the common stock of companies whose total market capitalization is generally greater than $2 billion. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective.

◾	The Fund invests using a growth investing style. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue, earnings, cash flow, or other similar criteria. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

◾	The Fund normally invests in a portfolio of securities which includes a broadly diversified number of common stocks that the Fund’s Investment Manager believes show a high probability of superior prospects for above average growth. The Fund’s Investment Manager chooses these securities using a “bottom-up” approach of extensively analyzing the financial, management and overall economic conditions of each potential investment. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

◾	The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

◾	The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or unbiblical lifestyles.

Principal Risks of Investing in the Fund

The Fund’s investments are subject to the following principal risks:

General Risk. As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day-to-day, and when you sell your shares, they may be worth less than you paid for them.

Stock Market Risk. The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

Excluded Security Risk. Because the Fund does not invest in Excluded Securities and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

Growth Risk. The Fund often invests in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Larger Company Investing Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Mid-Sized Company Investing Risk. Investing in mid-sized companies often involves greater risk than investing in larger companies. Mid-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of mid-sized companies, therefore, tend to be more volatile than the securities of larger, more established companies. Mid-sized company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a mid-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

Investing In Other Funds Risk. The Fund invests in the securities of other investment companies. To the extent that the Fund invests in other mutual funds, exchange traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund’s return to be lower.

FUND SUMMARIES
PROSPECTUS (CLASS A & C) / 21

Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Past performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad-based index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund’s website at fund.timothyplan.com, or by calling the Fund at (800) 846-7526.

Year-by-year Annual Total Returns for Class A Shares

(for calendar years ending on December 31)

Best Quarter	Worst Quarter
June-20	Mar-20
21.63%	-20.66%

Average Annual Total Returns

(for periods ending on December 31, 2022)

Large / Mid Cap Growth	Class A (3)			Class C
	1 Year	5 Year	10 Year	1 Year	5 Year	10 Year
Return before taxes	-25.90%	6.22%	9.20%	-22.83%	6.63%	8.99%
Return after taxes on distributions (1)	-27.49%	4.90%	7.53%	-25.05%	4.93%	6.99%
Return after taxes on distributions and sale of shares (1)	-14.11%	4.82%	7.09%	-11.82%	5.16%	6.87%
Russell 1000 Growth Index (2) (reflects no deduction for fees, expenses or taxes)	-29.14%	10.96%	14.10%	-29.14%	10.96%	14.10%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)	The Russell 1000 Growth Index is a widely recognized, unmanaged index of 1000 large-capitalization companies in the United States. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

(3)	Class A share returns reflect the assessment of the maximum front-end sales load on the first business day of the year.

FUND SUMMARIES
PROSPECTUS (CLASS A & C) / 22

Investment Advisor

Timothy Partners, Ltd.

Sub-Advisor

Chartwell Investment Partners (“Chartwell”) serves as Investment Manager to the Fund.

Portfolio Managers

Frank L. Sustersic, CFA, Senior Portfolio Manager of Chartwell, has served the Fund since December 1, 2016.

Peter M. Schofield, CFA, Principal and Senior Portfolio Manager, has been serving the Fund since December 18, 2010.

Purchase and Sale of Shares

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Fund either through a financial advisor or directly from the Fund. The minimum initial purchase or exchange into the Fund is $1,000, or $50 through monthly systematic investment plan accounts. There is no minimum subsequent investment amount. There are no minimums for purchases or exchanges through employer-sponsored retirement plans, IRAs, or other qualified plans. The Fund shares are redeemable on any business day by contacting your financial advisor, or by written request to the Fund, by telephone, or by wire transfer.

Tax Information

The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan. Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

Payment to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARIES
PROSPECTUS (CLASS A & C) / 23

FUND SUMMARY

January 31, 2023

Growth & Income Fund

Investment Objective

The investment objective of this Fund is to provide total return through a combination of growth and income and preservation of capital in declining markets.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page 93 of the Prospectus and “Purchase, Redemption, and Pricing of Shares” on page 45 of the Funds’ Statement of Additional Information.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class C
Maximum sales charge (load) imposed on purchases (as % of offering price)	5.50%	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds) (1) (2)	None	1.00%
Redemption fees	None	None
Exchange fees	None	None

FUND SUMMARIES
PROSPECTUS (CLASS A & C) / 24

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fee	0.85%	0.85%
Distribution/Service (12b-1 Fees)	0.25%	1.00%
Other Expenses	0.75%	0.75%
Acquired Funds Fees and Expenses (3)	0.32%	0.32%
Total Annual Fund Operating Expenses (before fee waivers/reimbursements)	2.17%	2.92%
Fee Waivers and/or Expense Reimbursements (4)(5)(6)	-0.57%	-0.57%
Total Annual Fund Operating Expenses (after fee waivers/expense reimbursements) (7)	1.60%	2.35%

(1)	For purchases in excess of $1mm dollars in Class A shares, the Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee to brokers as follows: 1% on purchases of shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

(2)	For Class C shares, a one percent (1%) contingent deferred sales charge is imposed on shares liquidated within the first thirteen months after purchase.

(3)	Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.

(4)	As described in the “Who Manages Your Money” section of the Fund’s prospectus beginning on page 87, Timothy Partners, Ltd (“TPL”) has contractually agreed, through January 28, 2024, to waive fifteen basis points (15bps) of the management fee paid by the Trust for the non-ETF holdings

(5)	Also as described in the “Who Manages Your Money,” Timothy Partners, Ltd (“TPL”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in money market funds, other equity and fixed income mutual funds and exchange-traded funds managed by TPL or its affiliates that have a contractual management fee, through January 28, 2024.

(6)	The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

(7)	The fees have been restated to reflect current expenses and may not correlate to the Financial Highlights in the Annual Report.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class A	Class C (with redemption)	Class C (without redemption)
1 Year	$704	$338	$238
3 Years	$1,140	$850	$850
5 Years	$1,601	$1,488	$1,488
10 Years	$2,873	$3,202	$3,202

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.

FUND SUMMARIES
PROSPECTUS (CLASS A & C) / 25

Principal Investment Strategies

To achieve its goal, the Fund will invest varying percentages of the Fund’s total assets in the investment allocations set forth below:

◾	To achieve its goals, the Fund primarily invests in equity securities, including affiliated Exchange Traded Funds (“ETF’s”), and in fixed income securities. The Fund will normally hold both equity securities and fixed income securities, with at least 25% of its assets in equity securities and at least 25% of its assets in fixed income securities. The Advisor is responsible for determining the allocation of Fund assets to be invested in equity and fixed income securities. The Advisor will adjust those allocations from time to time in response to market changes

◾	The Fund’s fixed income holdings are U.S. government securities, corporate bonds, municipal bonds and/or sovereign bonds of any maturity, as well as ETFs that invest primarily in such securities. Any non-US government securities in the Fund’s portfolio consist primarily of issues rated “Baa2” or better by Moody’s Investors Service, Inc. (“Moody’s”) or “BBB” or better by Standard & Poor’s Ratings Group (“S&P”) and unrated securities determined by the Advisor to be of equivalent quality, as well as high quality money market instruments.

◾	The Fund’s fixed income Investment Manager reviews the various sectors looking for historical patterns of undervalue or overvalue in an effort to identify appropriate fixed income securities to purchase. The Investment Manager also analyzes interest rate risk in the bond market and makes adjustments in the maturities of bonds to adjust for this risk. Lastly, if a bond is being downgraded, or the company has other issues that may affect the bond, the Investment Manager reviews it to see if the bond should be sold.

◾	The Fund’s fixed income portfolio’s duration is adjusted based on a regularly conducted analysis of the interest rate risk. Typically, the duration of the Fund’s bond portfolio runs between 1 and 8 years. The Investment Manager shortens portfolio durations when its research indicates a rising interest rate environment to preserve capital.

◾	The Fund’s equity securities are sold when such considerations as valuation, earnings and relative price strength are determined to warrant a sale. The Advisor reviews a stock if there is a major change in its corporate structure or management.

◾	The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or unbiblical lifestyles.

Principal Risks of Investing in the Fund

The Fund’s investments are subject to the following principal risks:

General Risk. As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day-to-day, and when you sell your shares, they may be worth less than you paid for them.

Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Fixed Income Risk. The Fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income securities generally will decline, and those securities with longer terms generally will decline more. Your investment will decline in value if the value of the Fund’s investments decreases. There is a risk that issuers and counterparties will not make payments on fixed income securities and repurchase agreements held by the Fund. Such defaults could result in losses to the Fund. Securities with lower credit quality have a greater risk of default. In addition, the credit quality of securities held by the fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Management Risk. The Advisor’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect. The Fund may experience losses regardless of the overall performance of the market.

Small Cap Company Risk. Smaller capitalization companies may experience higher failure rates than do larger capitalization companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Such companies may have limited product lines, markets or financial resources and may lack management depth. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies, and therefore may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger capitalization companies. Some small capitalization stocks may be illiquid. These risks may be enhanced for micro-cap securities. Many micro-cap companies tend to be new and have no proven track record. Some of these companies have no assets or operations, while others have products and services that are still in development or have yet to be tested in the market. Because micro-cap stocks trade in low volumes, any size of trade can have a large percentage impact on the price of the stock.

FUND SUMMARIES
PROSPECTUS (CLASS A & C) / 26

Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Foreign accounting may be less transparent than U.S. accounting practices and foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities.

Municipal Securities Risk. The power or ability of an issuer to make principal and interest payments on municipal securities may be materially adversely affected by economic conditions, litigation or other factors. The Fund’s right to receive principal and interest payments may be subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, as well as laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal and/or interest or imposing other constraints upon the enforcement of such obligations. In addition, substantial changes in federal income tax laws could cause municipal security prices to decline because the demand for municipal securities is strongly influenced by the value of tax exempt income to investors.

Sovereign Debt Risk. The Fund may invest in sovereign debt obligations. Investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Fund’s net asset value, may be more volatile than prices of U.S. debt obligations.

Exchange Traded Fund Risk. An ETF may trade at a discount to its net asset value. Investors in the Fund will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests, in addition to the Fund’s direct fees and expenses. The Fund will also incur brokerage costs when it purchases shares of ETFs. In addition, the Fund will be affected by losses of the underlying ETF and the level of risk arising from the investment practices of the underlying ETF.

Excluded Security Risk. Because the Fund does not invest in Excluded Securities and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

Investing In Other Funds Risk. The Fund invests in the securities of other investment companies. To the extent that the Fund invests in other mutual funds, exchange traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund’s return to be lower.

Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

FUND SUMMARIES
PROSPECTUS (CLASS A & C) / 27

Past performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad-based index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund’s website at fund.timothyplan.com, or by calling the Fund at (800) 846-7526.

Year-by-year Annual Total Returns for Class A Shares

(for calendar years ending on December 31)

Best Quarter	Worst Quarter
Dec-20	Mar-20
8.51%	-16.65%

Average Annual Total Returns

(for periods ending on December 31, 2022)

Growth & Income	Class A (3)			Class C
	1 Year	5 Year	Since Inception(4)	1 Year	5 Year	Since Inception(4)
Return before taxes	-15.15%	-0.10%	1.50%	-11.67%	0.28%	1.36%
Return after taxes on distributions (1)	-16.56%	-0.69%	1.10%	-13.08%	-0.19%	1.04%
Return after taxes on distributions and sale of shares (1)	-7.93%	-0.10%	1.14%	-5.88%	0.21%	1.05%
Timothy Growth and Income Fund Blended Index (2) (reflects no deduction for fees, expenses or taxes)	-15.59%	4.58%	6.42%	-15.59%	4.58%	6.42%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)	The Timothy Growth & Income Fund Blended Index reflects an unmanaged portfolio of 40% of the BB Barclays U.S. Aggregate Bond Index and 60% of the Russell 1000 Value Index.

(3)	Class A share returns reflect the assessment of the maximum front-end sales load on the first business day of the year.

(4)	The Fund commenced investment operations on October 1, 2013.

FUND SUMMARIES
PROSPECTUS (CLASS A & C) / 28

Investment Advisor

Timothy Partners, Ltd.

Sub-Advisor

Effective May 1, 2019, Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”) serves as Investment Manager to the fixed income allocation of the Fund’s investment portfolio.

Portfolio Managers

Art Ally, President and Chief Investment Officer of Timothy Partners, Ltd., manages the equity allocation of the Fund’s investment portfolio and determines the allocations between equity and fixed income investments since May 1, 2019.

Mr. J. Scott McDonald, CFA, Mr. Mark Luchsinger (1), CFA, and Ms. Deborah A Petruzzelli, have served the Fund since May 2019.

Mr. Justin A. Martin, CFA, and Mr. Matthew K. Routh, CFA, have served the fund since 2021.

(1)	Mark C. Luchsinger, CFA is retiring and will no longer serve as a portfolio manager to the Growth and Income Fund effective April 30, 2023.

Purchase and Sale of Shares

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Fund either through a financial advisor or directly from the Fund. The minimum initial purchase or exchange into the Fund is $1,000, or $50 through monthly systematic investment plan accounts. There is no minimum subsequent investment amount. There are no minimums for purchases or exchanges through employer-sponsored retirement plans, IRAs, or other qualified plans. The Fund shares are redeemable on any business day by contacting your financial advisor, or by written request to the Fund, by telephone, or by wire transfer.

Tax Information

The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan. Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

Payment to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARIES
PROSPECTUS (CLASS A & C) / 29

FUND SUMMARY

January 31, 2023

Fixed Income Fund

Investment Objective

The investment objective of this Fund is to generate a high level of current income consistent with prudent investment risk.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page 93 of the Prospectus and “Purchase, Redemption, and Pricing of Shares” on page 45 of the Funds’ Statement of Additional Information.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class C
Maximum sales charge (load) imposed on purchases (as % of offering price)	4.50%	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds) (1) (2)	None	1.00%
Redemption fees	None	None
Exchange fees	None	None

FUND SUMMARIES
PROSPECTUS (CLASS A & C) / 30

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fee	0.60%	0.60%
Distribution/Service (12b-1 Fees)	0.25%	1.00%
Other Expenses	0.37%	0.37%
Acquired Funds Fees and Expenses (3)	0.0%	0.0%
Total Annual Fund Operating Expenses (before fee waivers/reimbursements)	1.22%	1.97%
Fee Waivers and/or Expense Reimbursements (4)(5)(6)	-0.26%	-0.26%
Total Annual Fund Operating Expenses (after fee waivers/expense reimbursements) (7)	0.96%	1.71%

(1)	For purchases in excess of $1mm dollars in Class A shares, the Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee to brokers as follows: 0.50% on purchases of shares of the Funds in amounts from $1 million to $4 million, and 0.25% on all amounts in excess of $4 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

(2)	For Class C shares, a one percent (1%) contingent deferred sales charge is imposed on shares liquidated within the first thirteen months after purchase.

(3)	Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.

(4)	As described in the “Who Manages Your Money” section of the Fund’s prospectus beginning on page 87, Timothy Partners, Ltd (“TPL”) has contractually agreed, through January 28, 2024, to waive twenty basis points (20bps) of the management fee paid by the Trust for the non-ETF holdings

(5)	Also as described in the “Who Manages Your Money,” Timothy Partners, Ltd (“TPL”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in money market funds, other equity and fixed income mutual funds and exchange-traded funds managed by TPL or its affiliates that have a contractual management fee, through January 28, 2024.

(6)	The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

(7)	The fees have been restated to reflect current expenses and may not correlate to the Financial Highlights in the Annual Report.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class A	Class C (with redemption)	Class C (without redemption)
1 Year	$544	$274	$174
3 Years	$795	$593	$593
5 Years	$1,066	$1,038	$1,038
10 Years	$1,839	$2,275	$2,275

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio.

FUND SUMMARIES
PROSPECTUS (CLASS A & C) / 31

Principal Investment Strategies

◾	To achieve its goal, the Fund normally invests at least 80% of its assets in a diversified portfolio of corporate bonds, U.S. government and agency securities, convertible securities and preferred securities. The Investment Manager will only purchase securities for the Fund that are investment grade, with a rating of at least “BBB” as rated by Standard & Poor’s or a comparable rating by another nationally recognized rating agency. The Fund may also invest in debt securities that have not been rated by one of the major rating agencies, so long as the Fund’s Investment Manager has determined that the security is of comparable credit quality to similarly rated securities.

◾	In managing the portfolio, the Fund’s Investment Manager concentrates on sector analysis, industry allocation and securities selection, deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. The Fund attempts to anticipate shifts in the business cycle in determining types of bonds and industry sectors to target. In choosing individual securities, the Fund seeks out securities that appear to be undervalued within the emphasized industry sector. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

◾	The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

◾	The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or unbiblical lifestyles.

Principal Risks of Investing in the Fund

The Fund’s investments are subject to the following principal risks:

General Risk. As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day-to-day, and when you sell your shares, they may be worth less than you paid for them.

Interest Rate Risk. When interest rates rise, bond prices fall; the higher the Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk. A change in the economic environment that causes interest rates to rise back to more historically “normal” levels could have a pronounced negative effect on the Fund.

Credit Risk. The Fund could lose money if any bonds it owns are downgraded in credit rating or go into default. For this reason, the Fund will only invest in investment-grade bonds. The degree of risk for a particular security may not be reflected in its credit rating. Bonds rated at the time of purchase BBB by Standard & Poor’s or, unrated, but determined to be of comparable quality by the Investment Manager, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities.

Sector Risk. If certain industry sectors or types of securities don’t perform as well as the Fund expects, the Fund’s performance could suffer.

Excluded Security Risk. Because the Fund does not invest in Excluded Securities and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier that other Funds that invest in a broader array of securities.

Investing In Other Funds Risk. The Fund invests in the securities of other investment companies. To the extent that the Fund invests in other mutual funds, exchange traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund’s return to be lower.

Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

FUND SUMMARIES
PROSPECTUS (CLASS A & C) / 32

Past performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad-based index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund’s website at fund.timothyplan.com, or by calling the Fund at (800) 846-7526.

Year-by-year Annual Total Returns for Class A Shares

(for calendar years ending on December 31)

Best Quarter	Worst Quarter
Mar-20	Mar-22
2.71%	-5.31

Average Annual Total Returns

(for periods ending on December 31, 2022)

Fixed Income	Class A (3)			Class C
	1 Year	5 Year	10 Year	1 Year	5 Year	10 Year
Return before taxes	-16.07%	-1.91%	-0.61%	-13.69%	-1.73%	-0.91%
Return after taxes on distributions (1)	-16.49%	-2.45%	-1.31%	-13.89%	-2.01%	-1.32%
Return after taxes on distributions and sale of shares (1)	-9.51%	-1.64%	-0.75%	-8.10%	-1.41%	-0.84%
Bloomberg U.S. Aggregate Bond Index (2) (reflects no deduction for fees, expenses or taxes)	-13.01%	0.02%	1.06%	-13.01%	0.02%	1.06%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)	Bloomberg U.S. Aggregate Bond Index (formerly Lehman Brothers US Aggregate Bond Index) is a benchmark index composed of US Securities in Treasury, Government-Related, Corporate, and Securitized sectors. It includes securities that are of investment-grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $250 million. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

(3)	Class A share returns reflect the assessment of the maximum front-end sales load on the first business day of the year.

FUND SUMMARIES
PROSPECTUS (CLASS A & C) / 33

Investment Advisor

Timothy Partners, Ltd.

Sub-Advisor

Barrow, Hanley, Mewhinney and Strauss, LLC (“Barrow Hanley”) serves as Investment Manager to the Fund.

Portfolio Managers

Mark C. Luchsinger, CFA (1) , J. Scott McDonald, CFA, and Deborah A. Petruzzelli, have served the Fund since July 1, 2004.

Justin Martin, CFA, has served the Fund since 2021.

Matthew K. Routh, CFA, has served the Fund since 2021.

(1)	Mark C. Luchsinger, CFA is retiring and will no longer serve as a portfolio manager to the Growth and Income Fund effective April 30, 2023.

Purchase and Sale of Shares

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Fund either through a financial advisor or directly from the Fund. The minimum initial purchase or exchange into the Fund is $1,000, or $50 through monthly systematic investment plan accounts. There is no minimum subsequent investment amount. There are no minimums for purchases or exchanges through employer-sponsored retirement plans, IRAs, or other qualified plans. The Fund shares are redeemable on any business day by contacting your financial advisor, or by written request to the Fund, by telephone, or by wire transfer.

Tax Information

The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan. Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

Payment to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARIES
PROSPECTUS (CLASS A & C) / 34

FUND SUMMARY

January 31, 2023

High Yield Bond Fund

Investment Objective

The investment objective of this Fund is to generate a high level of current income consistent with prudent investment risk.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page 93 of the Prospectus and “Purchase, Redemption, and Pricing of Shares” on page 45 of the Funds’ Statement of Additional Information.

Shareholder Fees
(fees paid directly from your investment)

	Class A	Class C
Maximum sales charge (load) imposed on purchases (as % of offering price)	4.50%	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds) (1) (2)	None	1.00%
Redemption fees	None	None
Exchange fees	None	None

FUND SUMMARIES
PROSPECTUS (CLASS A & C) / 35

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fee	0.60%	0.60%
Distribution/Service (12b-1 Fees)	0.25%	1.00%
Other Expenses	0.41%	0.41%
Acquired Funds Fees and Expenses (3)	0.01%	0.01%
Total Annual Fund Operating Expenses (before fee waivers/reimbursements)	1.27%	2.02%
Fee Waivers and/or Expense Reimbursements (4)(5)(6)	-0.18%	-0.18%
Total Annual Fund Operating Expenses (after fee waivers/expense reimbursements) (7)	1.09%	1.84%

(1)	For purchases in excess of $1mm dollars in Class A shares, the Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee to brokers as follows: 0.50% on purchases of shares of the Funds in amounts from $1 million to $4 million, and 0.25% on all amounts in excess of $4 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.
(2)	For Class C shares, a one percent (1%) contingent deferred sales charge is imposed on shares liquidated within the first thirteen months after purchase.
(3)	Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.
(4)	As described in the “Who Manages Your Money” section of the Fund’s prospectus beginning on page 87, Timothy Partners, Ltd (“TPL”) has contractually agreed, through January 28, 2024, to waive ten basis points (10bps) of the management fee paid by the Trust for the non-ETF holdings
(5)	Also as described in the “Who Manages Your Money,” Timothy Partners, Ltd (“TPL”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in money market funds, other equity and fixed income mutual funds and exchange-traded funds managed by TPL or its affiliates that have a contractual management fee, through January 28, 2024.
(6)	The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
(7)	The fees have been restated to reflect current expenses and may not correlate to the Financial Highlights in the Annual Report.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class A	Class C (with redemption)	Class C (without redemption)
1 Year	$556	$287	$187
3 Years	$818	$616	$616
5 Years	$1,099	$1,071	$1,071
10 Years	$1,900	$2,334	$2,334

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

FUND SUMMARIES
PROSPECTUS (CLASS A & C) / 36

Principal Investment Strategies

◾	To achieve its goal, the Fund normally invests at least 80% of its total assets in a diversified portfolio of high yield fixed income securities. These include corporate bonds, mortgage-backed securities, convertible securities and preferred securities. The Investment Manager will generally purchase securities for the Fund that are not investment grade, meaning securities with a rating of “BB” or lower as rated by Standard & Poor’s or a comparable rating by another nationally recognized rating agency. The Fund may also invest in debt securities that have not been rated by one of the major rating agencies, so long as the Fund’s Investment Manager has determined that the security is of comparable credit quality to similarly rated securities.

◾	In managing its portfolio, the Fund’s Investment Manager concentrates on sector analysis, industry allocation and securities selection, deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. The Fund attempts to anticipate shifts in the business cycle in determining types of bonds and industry sectors to target. In choosing individual securities, the Fund seeks out securities that appear to be undervalued within the emphasized industry sector. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

◾	The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

◾	The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or unbiblical lifestyles.

Principal Risks of Investing in the Fund

The Fund’s investments are subject to the following principal risks:

General Risk. As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day-to-day, and when you sell your shares, they may be worth less than you paid for them.

High Yield Security Risk. Investments in fixed income securities that are rated below investment grade (“high yield securities”) by one or more Nationally Recognized Statistical Rating Organizations (NRSROs) may be subject to greater risk of loss of principal and interest than investments in higher-rated fixed income securities. High yield securities are also generally considered to be subject to greater market risk than higher-rated securities. The capacity of issuers of high yield securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, high yield securities may be more susceptible to real or perceived adverse economic conditions than higher-rated securities. The market for high yield securities may be less liquid than the market for higher-rated securities. This can adversely affect the Fund’s ability to buy or sell optimal quantities of high yield securities at desired prices.

Interest Rate Risk. When interest rates rise, bond prices fall; the higher the Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk. A change in the economic environment that causes interest rates to rise back to more historically “normal” levels could have a pronounced negative effect on the Fund.

Mortgage-Backed Securities Risk. Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Credit Risk. High Yield securities are subject to greater risk of loss than investment grade securities. The degree of risk for a particular security may not be reflected in its credit rating, and high yield securities may be particularly subject to this risk. Bonds rated, at the time of purchase, BB or lower by Standard & Poor’s or, unrated, but determined to be of comparable quality by the Investment Manager, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities.

Sector Risk. If certain industry sectors or types of securities don’t perform as well as the Fund expects, the Fund’s performance could suffer.

Excluded Security Risk. Because the Fund does not invest in Excluded Securities and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier that other Funds that invest in a broader array of securities.

FUND SUMMARIES
PROSPECTUS (CLASS A & C) / 37

Investing In Other Funds Risk. The Fund invests in the securities of other investment companies. To the extent that the Fund invests in other mutual funds, exchange traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund’s return to be lower.

Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Past performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad-based index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund’s website at fund.timothyplan.com, or by calling the Fund at (800) 846-7526.

Year-by-year Annual Total Returns for Class A Shares

(for calendar years ending on December 31)

Best Quarter	Worst Quarter
Jun-20	Mar-20
13.60%	-15.71%

Average Annual Total Returns

(for periods ending on December 31, 2022)

High Yield Bond	Class A (3)			Class C
	1 Year	5 Year	10 Year	1 Year	5 Year	10 Year
Return before taxes	-16.15%	0.88%	2.34%	-13.73%	1.07%	2.04%
Return after taxes on distributions (1)	-17.67%	-0.86%	0.51%	-15.01%	-0.32%	0.57%
Return after taxes on distributions and sale of shares (1)	-9.56%	-0.04%	0.97%	-8.12%	0.25%	0.91%
Bloomberg U.S. High-Yield Ba/B 3% Issuer Cap Index (2) (reflects no deduction for fees, expenses or taxes)	-10.59%	2.65%	4.04%	-10.59%	2.65%	4.04%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FUND SUMMARIES
PROSPECTUS (CLASS A & C) / 38

(2)	The Bloomberg U.S. High Yield Ba/B 3% Issuer Cap Index is an issuer-constrained version of the flagship U.S. Corporate High Yield Index, which measures the USD-denominated, high yield, fixed-rate corporate bond market.

(3)	Class A share returns reflect the assessment of the maximum front-end sales load on the first business day of the year.

Investment Advisor

Timothy Partners, Ltd.

Sub-Advisor

Barrow, Hanley, Mewhinney and Strauss, LLC (“Barrow Hanley”) serves as Investment Manager to the Fund.

Portfolio Managers

Chet S. Paipanandiker has served the Fund since December 2017.

Nicholas C. Losey, CFA has served the Fund since April 2018.

Michael A. Trahan, CFA, CPA, has served the Fund since 2021.

Purchase and Sale of Shares

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Fund either through a financial advisor or directly from the Fund. The minimum initial purchase or exchange into the Fund is $1,000, or $50 through monthly systematic investment plan accounts. There is no minimum subsequent investment amount. There are no minimums for purchases or exchanges through employer-sponsored retirement plans, IRAs, or other qualified plans. The Fund shares are redeemable on any business day by contacting your financial advisor, or by written request to the Fund, by telephone, or by wire transfer.

Tax Information

The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan. Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

Payment to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARIES
PROSPECTUS (CLASS A & C) / 39

Fund Summary

January 31, 2023

International Fund

Investment Objective

The investment objective of this Fund is to provide you with long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page 93 of the Prospectus and “Purchase, Redemption, and Pricing of Shares” on page 45 of the Funds’ Statement of Additional Information.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class C
Maximum sales charge (load) imposed on purchases (as % of offering price)	5.50%	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds) (1) (2)	None	1.00%
Redemption fees	None	None
Exchange fees	None	None

FUND SUMMARIES
PROSPECTUS (CLASS A & C) / 40

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fee	1.00%	1.00%
Distribution/Service (12b-1 Fees)	0.25%	1.00%
Other Expenses	0.47%	0.47%
Acquired Funds Fees and Expenses (3)	0.01%	0.01%
Total Annual Fund Operating Expenses (before fee waivers/reimbursements)	1.73%	2.48%
Fee Waivers and/or Expense Reimbursements (4)(5)(6)	-0.05%	-0.05%
Total Annual Fund Operating Expenses (after fee waivers/expense reimbursements) (7)	1.68%	2.43%

(1)	For purchases in excess of $1mm dollars in Class A shares, the Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee to brokers as follows: 1% on purchases of shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

(2)	For Class C shares, a one percent (1%) contingent deferred sales charge is imposed on shares liquidated within the first thirteen months after purchase.

(3)	Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.

(4)	As described in the “Who Manages Your Money” section of the Fund’s prospectus beginning on page 87, Timothy Partners, Ltd (“TPL”) has contractually agreed, through January 28, 2024, to waive five basis points (5bps) of the management fee paid by the Trust for the non-ETF holdings

(5)	Also as described in the “Who Manages Your Money,” Timothy Partners, Ltd (“TPL”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in money market funds, other equity and fixed income mutual funds and exchange-traded funds managed by TPL or its affiliates that have a contractual management fee, through January 28, 2024.

(6)	The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

(7)	The fees have been restated to reflect current expenses and may not correlate to the Financial Highlights in the Annual Report.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class A	Class C (with redemption)	Class C (without redemption)
1 Year	$711	$346	$246
3 Years	$1,060	$768	$768
5 Years	$1,433	$1,316	$1,316
10 Years	$2,475	$2,812	$2,812

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

FUND SUMMARIES
PROSPECTUS (CLASS A & C) / 41

Principal Investment Strategies

◾	The Fund seeks to achieve its investment objectives by normally investing at least 80% of the Fund’s total assets in the securities of foreign companies (companies domiciled in countries other than the United States), without regard to market capitalizations.

◾	The Fund invests using a growth investing style. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue, earnings, cash flow, or other similar criteria. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

◾	The Fund invests its assets in companies which the Fund’s Investment Manager believes show a high probability for superior growth. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

◾	The Fund allocates investments across countries and regions at the Manager’s discretion.

◾	The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

◾	The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or unbiblical lifestyles.

Principal Risks of Investing in the Fund

The Fund’s investments are subject to the following principal risks:

General Risk. As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day-to-day, and when you sell your shares, they may be worth less than you paid for them.

Stock Market Risk. The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

Foreign Risk. The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a smaller number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country. The Fund may invest in emerging markets. Emerging markets expose the Fund to additional risks due to the lack of historical or regulatory controls.

Issuer-Specific Risk. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Currency Risk. Because the securities represented by ADRs are foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities.

Larger Company Investing Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Smaller Company Investing Risk. Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

FUND SUMMARIES
PROSPECTUS (CLASS A & C) / 42

Excluded Security Risk. Because the Fund does not invest in Excluded Securities and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

Growth Risk. The Fund often invests in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Investing In Other Funds Risk. The Fund invests in the securities of other investment companies. To the extent that the Fund invests in other mutual funds, exchange traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund’s return to be lower.

Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Past performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad-based index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund’s website at fund.timothyplan.com, or by calling the Fund at (800) 846-7526.

Year-by-year Annual Total Returns for Class A Shares

(for calendar years ending on December 31)

Best Quarter	Worst Quarter
June-20	Mar-20
21.04%	-21.51%

FUND SUMMARIES
PROSPECTUS (CLASS A & C) / 43

Average Annual Total Returns

(for periods ending on December 31, 2022)

International	Class A (3)			Class C
	1 Year	5 Year	10 Year	1 Year	5 Year	10 Year
Return before taxes	-22.17%	0.33%	3.71%	-19.07%	0.72%	3.52%
Return after taxes on distributions (1)	-22.09%	0.30%	3.52%	-19.07%	0.71%	3.42%
Return after taxes on distributions and sale of shares (1)	-12.90%	0.35%	2.94%	-11.29%	0.55%	2.76%
MSCI AC World Index ex USA Net (USD) (2) (reflects no deduction for fees, expenses or taxes)	-16.00%	0.88%	3.80%	-16.00%	0.88%	3.80%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)	The MSCI AC World Index ex USA Net (USD) captures large and mid cap representation across 22 of 23 Developed Markets (DM) countries (excluding the US) and 26 Emerging Markets (EM) countries. With 2,377 constituents, the index covers approximately 85% of the global equity opportunity set outside the US. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends.

(3)	Class A share returns reflect the assessment of the maximum front-end sales load on the first business day of the year.

Investment Advisor

Timothy Partners, Ltd.

Sub-Advisor

Eagle Global Advisors, LLC (“Eagle”) serves as Investment Manager to the Fund.

Portfolio Managers

Edward R. Allen III, PhD., CFA, Senior Partner; Steven S. Russo, Senior Partner, Brian S. Quattrucci, CFA, Senior Vice President; and John F Gualy, CFA, Senior Partner, of Eagle, have served the Fund since May 1, 2007.

Purchase and Sale of Shares

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Fund either through a financial advisor or directly from the Fund. The minimum initial purchase or exchange into the Fund is $1,000, or $50 through monthly systematic investment plan accounts. There is no minimum subsequent investment amount. There are no minimums for purchases or exchanges through employer-sponsored retirement plans, IRAs, or other qualified plans. The Fund shares are redeemable on any business day by contacting your financial advisor, or by written request to the Fund, by telephone, or by wire transfer.

Tax Information

The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan. Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

Payment to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARIES
PROSPECTUS (CLASS A & C) / 44

FUND SUMMARY

January 31, 2023

Israel Common Values Fund

Investment Objective

The investment objective of this Fund is to provide you with long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page 93 of the Prospectus and “Purchase, Redemption, and Pricing of Shares” on page 45 of the Funds’ Statement of Additional Information.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class C
Maximum sales charge (load) imposed on purchases (as % of offering price)	5.50%	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds) (1) (2)	None	1.00%
Redemption fees	None	None
Exchange fees	None	None

FUND SUMMARIES
PROSPECTUS (CLASS A & C) / 45

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fee	1.00%	1.00%
Distribution/Service (12b-1 Fees)	0.25%	1.00%
Other Expenses	0.47%	0.47%
Total Annual Fund Operating Expenses	1.72%	2.47%

(1)	For purchases in excess of $1mm dollars in Class A shares, the Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee to brokers as follows: 1% on purchases of shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.
(2)	For Class C shares, a one percent (1%) contingent deferred sales charge is imposed on shares liquidated within the first thirteen months after purchase.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class A	Class C (with redemption)	Class C (without redemption)
1 Year	$715	$350	$250
3 Years	$1,062	$770	$770
5 Years	$1,432	$1,316	$1,316
10 Years	$2,469	$2,806	$2,806

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

FUND SUMMARIES
PROSPECTUS (CLASS A & C) / 46

Principal Investment Strategies

◾	The Fund seeks to achieve its investment objectives by normally investing at least 80% of the Fund’s total assets in the common stock of companies domiciled and/or headquartered in Israel through the purchase of American Depositary Receipts (ADRs) and direct investments in such companies on foreign stock exchanges, without regard to market capitalizations.

◾	The Fund invests using a growth investing style. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue, earnings, cash flow, or other similar criteria. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

◾	The Fund invests its assets in companies which the Fund’s Investment Manager believes show a high probability for superior growth. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

◾	The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

◾	The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or unbiblical lifestyles.

Principal Risks of Investing in the Fund

The Fund’s investments are subject to the following principal risks:

General Risk. As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day-to-day, and when you sell your shares, they may be worth less than you paid for them.

Stock Market Risk. The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

Issuer-Specific Risk. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Country-Specific Risk. The Fund invests in Israeli securities, and Israel is subject to unique political and economic risks. As a result, Israeli securities can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The Fund’s investments in the securities of Israel may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies or funds that invest across a larger spectrum of the foreign market. This is because the securities market in Israel is relatively small, with a limited number of companies representing a smaller number of industries. Israeli issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country.

Currency Risk. Because the securities represented by ADRs are foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities.

Larger Company Investing Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Smaller Company Investing Risk. Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

FUND SUMMARIES
PROSPECTUS (CLASS A & C) / 47

Excluded Security Risk. Because the Fund does not invest in Excluded Securities and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

Growth Risk. The Fund often invests in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Investing In Other Funds Risk. The Fund invests in the securities of other investment companies. To the extent that the Fund invests in other mutual funds, exchange traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund’s return to be lower.

Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Past performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad-based index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund’s website at fund.timothyplan.com, or by calling the Fund at (800) 846-7526.

Year-by-year Annual Total Returns for Class A Shares

(for calendar years ending on December 31)

Best Quarter	Worst Quarter
Dec-20	Mar-20
26.34%	-22.78%

FUND SUMMARIES
PROSPECTUS (CLASS A & C) / 48

Average Annual Total Returns

(for periods ending on December 31, 2022)

Israel Common Values	Class A (3)			Class C
	1 Year	5 Year	10 Year	1 Year	5 Year	10 Year
Return before taxes	-30.01%	5.28%	7.18%	-27.22%	5.68%	6.97%
Return after taxes on distributions (1)	-30.01%	5.25%	6.87%	-27.22%	5.64%	6.69%
Return after taxes on distributions and sale of shares (1)	-17.76%	4.16%	5.69%	-16.11%	4.44%	5.51%
Israel TA-125 Index (2) (reflects no deduction for fees, expenses or taxes)	-22.04%	5.57%	6.26%	-22.04%	5.57%	6.26%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)	The TA-125 Index is TASE’s most significant index and considered as the Israel Economy Benchmark Index. TA-125 financial products are the most popular among TASE Indices. The index consists the 125 shares with the highest market capitalization that are included in the TA-35 and TA-90 indices.

(3)	Class A share returns reflect the assessment of the maximum front-end sales load on the first business day of the year.

Investment Advisor

Timothy Partners, Ltd.

Sub-Advisor

Eagle Global Advisors, LLC (“Eagle”) serves as the Investment Manager to the Fund.

Portfolio Managers

Edward R. Allen, III, PHD, CFA, Senior Partner; Steven S. Russo, Senior Partner, Brian S. Quattrucci, CFA, Senior Vice President; and John F Gualy, CFA, Senior Partner, of Eagle, have served the Fund since its inception on October 12, 2011.

Purchase and Sale of Shares

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Fund either through a financial advisor or directly from the Fund. The minimum initial purchase or exchange into the Fund is $1,000, or $50 through monthly systematic investment plan accounts. There is no minimum subsequent investment amount. There are no minimums for purchases or exchanges through employer-sponsored retirement plans, IRAs, or other qualified plans. The Fund shares are redeemable on any business day by contacting your financial advisor, or by written request to the Fund, by telephone, or by wire transfer.

Tax Information

The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan. Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

Payment to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARIES
PROSPECTUS (CLASS A & C) / 49

FUND SUMMARY

January 31, 2023

Defensive Strategies Fund

Investment Objective

The investment objective of this Fund is to provide you with long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page 93 of the Prospectus and “Purchase, Redemption, and Pricing of Shares” on page 45 of the Funds’ Statement of Additional Information.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class C
Maximum sales charge (load) imposed on purchases (as % of offering price)	5.50%	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds) (1) (2)	None	1.00%
Redemption fees	None	None
Exchange fees	None	None

FUND SUMMARIES
PROSPECTUS (CLASS A & C) / 50

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fee	0.60%	0.60%
Distribution/Service (12b-1 Fees)	0.25%	1.00%
Other Expenses	0.57%	0.57%
Acquired Funds Fees and Expenses (3)	0.03%	0.03%
Total Annual Fund Operating Expenses (before fee waivers/reimbursements)	1.45%	2.20%
Fee Waivers and/or Expense Reimbursements (4)(5)(6)	-0.11%	-0.11%
Total Annual Fund Operating Expenses (after fee waivers/expense reimbursements) (7)	1.34%	2.09%

(1)	For purchases in excess of $1mm dollars in Class A shares, the Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee to brokers as follows: 1% on purchases of shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.
(2)	For Class C shares, a one percent (1%) contingent deferred sales charge is imposed on shares liquidated within the first thirteen months after purchase.
(3)	Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.
(4)	As described in the “Who Manages Your Money,” section of the Fund’s prospectus beginning on page 87, Timothy Partners, Ltd (“TPL”) has contractually agreed, through January 28, 2024, to waive five basis points (5bps) of the management fee paid by the Trust for the non-ETF holdings
(5)	Also as described in the “Who Manages Your Money,” Timothy Partners, Ltd (“TPL”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in money market funds, other equity and fixed income mutual funds and exchange-traded funds managed by TPL or its affiliates that have a contractual management fee, through January 28, 2024.
(6)	The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
(7)	The fees have been restated to reflect current expenses and may not correlate to the Financial Highlights in the Annual Report.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class A	Class C (with redemption)	Class C (without redemption)
1 Year	$679	$312	$212
3 Years	$973	$678	$678
5 Years	$1,289	$1,170	$1,170
10 Years	$2,181	$2,525	$2,525

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

FUND SUMMARIES
PROSPECTUS (CLASS A & C) / 51

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategies

To achieve its goal, the Fund will invest varying percentages of the Fund’s total assets in the investment allocations set forth below:

◾	Real Estate Investment Trusts (REITs), that invest in different kinds of real estate or real estate related assets, including shopping centers, office buildings, hotels, and mortgages secured by real estate, all of which are historically sensitive to both inflation and deflation.

◾	Commodities-based securities, including but not limited to, exchange traded funds (ETFs), other pooled investment fund securities, and commodities-related stocks, for the purpose of providing the opportunity to invest in inflation-sensitive physical commodities and/or commodities futures markets. ETFs are investment securities that are registered as investment companies and invest in a basket of other securities, mostly common stocks that are included in a specific index. Pooled investment fund securities are securities that invest in a basket of other securities, mainly stocks, but are not registered as investment companies and do not trade on an exchange.

◾	Various fixed income securities and Treasury-Inflation Protection Securities (TIPS). TIPS have coupon payments and underlying principal that are automatically increased to compensate for inflation as measured by the consumer price index (CPI). The fixed income securities in which the Fund may invest, other than TIPS, include U.S. Treasury bills, notes and bonds, corporate notes and bonds, and federal agency-issued securities.

◾	Cash and cash equivalents.

◾	During times of significant market upheaval, the Fund may take positions that are inconsistent with the Fund’s principal investment strategies. During such times, the Fund may take large, small, or even no position in any one or more of the Asset Classes, may invest in gold and other eligible precious metals to the maximum extent allowed, and/or may hold some or all of the Fund’s assets in cash and/or cash equivalents. When the Fund takes such positions, it will not be investing in accordance with its principal investment strategies and may not achieve its stated investment objective.

◾	The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or unbiblical lifestyles.

◾	Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective. To allow for optimal flexibility, the Fund is classified as a “non-diversified” fund, and, as such the Fund’s portfolio may include the securities of a smaller total number of issuers than if the Fund were classified as “diversified”.

Principal Risks of Investing in the Fund

The Fund’s investments are subject to the following principal risks:

General Risk. As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day-to-day, and when you sell your shares, they may be worth less than you paid for them.

Real Estate Investment Trust Risk. The Fund is subject to the risks experienced in real estate ownership, real estate financing, or both. As the economy is subjected to a period of economic deflation or interest rate increases, the demand for real estate may fall, causing a decline in the value of real estate owned. Also, as interest rates increase, the values of existing mortgages fall. The higher the duration (a calculation reflecting time risk, taking into account the average maturity of the mortgages) of the mortgages held in REITs owned by the Fund, the more sensitive the Fund is to interest rate risks. The Fund is also subject to credit risk; the Fund could lose money if mortgagors default on mortgages held in the REITs.

Commodities-based Exchange Traded Funds. Commodity ETFs invest in Physical Commodities and/or Commodity Futures Contracts which Contracts are highly leveraged investment vehicles, and therefore generally considered to be high risk. By investing in Commodity ETFs the Fund assumes portions of that risk. ETFs may only purchase commodities futures contracts (the buy side), therefore the Fund’s risk includes missing opportunities to realize gains by shorting futures contracts (the sell side) in deflationary economic periods. It is possible the Fund’s entire ETF investment could be lost.

FUND SUMMARIES
PROSPECTUS (CLASS A & C) / 52

Treasury-Inflation Protection Securities Risk. Because the real rate of return offered by TIPS, which represents the growth of your purchasing power, is guaranteed by the Federal Government, TIPS may offer a lower return than other fixed income instruments that do not have such guarantees. Other conventional bond issues may offer higher yields, and the Fund may invest in such bond issues if deemed advantageous by the Advisor and Investment Managers.

Interest Rate Risk. When interest rates rise, bond prices fall; the higher the Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk.

Credit Risk. The Fund could lose money if any bonds it owns are downgraded in credit rating or go into default. For this reason, the Fund will only invest in investment-grade bonds. The degree of risk for a particular security may be reflected in its credit rating. Bonds rated at the time of purchase BBB by Standard & Poor’s, or unrated, but determined to be of comparable quality by the investment manager, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities.

Sector Risk. If certain industry sectors or types of securities don’t perform as well as the Fund expects, the Fund’s performance could suffer.

Excluded Security Risk. Because the Fund does not invest in Excluded Securities (including certain REITs) and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other Funds that invest in a broader array of securities.

Non-Diversification Risk. Because the Fund may invest in a smaller number of securities, adverse changes to a single security will have a more pronounced negative effect on the Fund than if the Fund’s investments were more widely distributed.

Precious Metals Risk. The Fund’s gold and silver may be subject to loss, damage, theft, or restriction on access, and the Fund’s recovery may be limited, even in the event of fraud, to the market value of the metals at the time the fraud is discovered. International crises may motivate large-scale sales of precious metals which could decrease their prices and adversely affect the value of the Shares. The price of metals may also be adversely affected by the sale of gold or silver by ETFs or other exchange traded vehicles tracking the precious metals markets. In the event of the insolvency of the Custodian, a liquidator may seek to freeze access to the metals held in all of the accounts held by the Custodian, including the Fund’s Allocated Account. Although the Fund would retain legal title to the allocated gold and silver bars, the Fund could incur expenses in connection with obtaining control of the allocated gold or silver, and the assertion of a claim by such liquidator for unpaid fees could delay redemptions.

Investing In Other Funds Risk. The Fund invests in the securities of other investment companies. To the extent that the Fund invests in other mutual funds, exchange traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund’s return to be lower.

Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

FUND SUMMARIES
PROSPECTUS (CLASS A & C) / 53

Past performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad-based index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund’s website at fund.timothyplan.com, or by calling the Fund at (800) 846-7526.

Year-by-year Annual Total Returns for Class A Shares

(for calendar years ending on December 31)

Best Quarter	Worst Quarter
Dec-20	Mar-20
12.51%	-13.02%

Average Annual Total Returns

(for periods ending on December 31, 2022)

Defensive Strategies	Class A (3)			Class C
	1 Year	5 Year	10 Year	1 Year	5 Year	10 Year
Return before taxes	-10.80%	2.81%	1.40%	-7.26%	3.21%	1.21%
Return after taxes on distributions (1)	-11.91%	2.19%	1.02%	-8.30%	2.73%	0.96%
Return after taxes on distributions and sale of shares (1)	-5.95%	2.02%	0.98%	-3.84%	2.38%	0.88%
Timothy Defensive Strategies Fund Blended Index (2) (reflects no deduction for fees, expenses or taxes)	-4.93%	4.20%	3.86%	-4.93%	4.20%	3.86%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)	The Timothy Defensive Strategies Fund Blended Index reflects an unmanaged portfolio of 33% of the BB U.S. Treasury: 1-3 years Index, 33% of the BB Commodity Index and 34% of the MSCI U.S. REIT Gross (USD) Index.

(3)	Class A share returns reflect the assessment of the maximum front-end sales load on the first business day of the year.

FUND SUMMARIES
PROSPECTUS (CLASS A & C) / 54

Investment Advisor

Timothy Partners, Ltd. manages the cash allocation and the precious metals allocation of the Fund.

Sub-Advisor

Barrow, Hanley, Mewhinney and Strauss, LLC (“Barrow Hanley”) serves as Investment Manager of the Debt Instrument allocation of the Fund. Chilton Capital Management, LLC (“Chilton”) serves as Investment Manager of the REITs allocation of the Fund. CoreCommodity Management, LLC (“Core”) serves as Investment Manager of the Commodity allocation of the Fund.

Portfolio Managers

Arthur D. Ally, President of Timothy Partners, Ltd., has served the Fund since November 1, 2009.

Mark C. Luchsinger, CFA (1) , and J. Scott McDonald, CFA, have served the Fund since November 1, 2009. They manage the TIPS allocation of the Fund. Matthew K. Routh, CFA and Justin A. Martin, CFA have served the Fund since 2022.

Bruce G. Garrison, CFA and Matt Werner of Chilton, have served the Fund as co-portfolio managers since October 1, 2020. They manage the REIT allocation of the Fund.

Adam C. De Chiara, of CoreCommodity Management, has served the Fund since September 27, 2011, and manages the Commodity allocation of the Fund.

(1)	Mark C. Luchsinger, CFA is retiring and will no longer serve as a portfolio manager to the Growth and Income Fund effective April 30, 2023.

Purchase and Sale of Shares

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Fund either through a financial advisor or directly from the Fund. The minimum initial purchase or exchange into the Fund is $1,000, or $50 through monthly systematic investment plan accounts. There is no minimum subsequent investment amount. There are no minimums for purchases or exchanges through employer-sponsored retirement plans, IRAs, or other qualified plans. The Fund shares are redeemable on any business day by contacting your financial advisor, or by written request to the Fund, by telephone, or by wire transfer.

Tax Information

The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan. Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

Payment to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARIES
PROSPECTUS (CLASS A & C) / 55

FUND SUMMARY

January 31, 2023

Strategic Growth Fund

Investment Objective

The investment objective of the Fund is to generate medium to high levels of long-term capital growth.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page 93 of the Prospectus and “Purchase, Redemption, and Pricing of Shares” on page 45 of the Funds’ Statement of Additional Information.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class C
Maximum sales charge (load) imposed on purchases (as % of offering price)	5.50%	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds) (1) (2)	None	1.00%
Redemption fees	None	None
Exchange fees	None	None

FUND SUMMARIES
PROSPECTUS (CLASS A & C) / 56

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fee	0.65%	0.65%
Distribution/Service (12b-1 Fees)	0.00%	0.75%
Other Expenses	0.44%	0.44%
Acquired Funds Fees and Expenses (3)	0.83%	0.83%
Total Annual Fund Operating Expenses	1.92%	2.67%

(1)	For purchases in excess of $1mm dollars in Class A shares, the Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee to brokers as follows: 1% on purchases of shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

(2)	For Class C shares, a one percent (1%) contingent deferred sales charge is imposed on shares liquidated within the first thirteen months after purchase.

(3)	Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class A	Class C (with redemption)	Class C (without redemption)
1 Year	$734	$370	$270
3 Years	$1,120	$829	$829
5 Years	$1,530	$1,415	$1,415
10 Years	$2,670	$3,003	$3,003

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

FUND SUMMARIES
PROSPECTUS (CLASS A & C) / 57

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally will invest at least 75% of its total assets in the following Traditional Funds and ETFs according to the following approximate range of percentages:

tIMOTHY pLAN tRADITIONAL fUNDS	% of Fund’s Net Assets Invested in Traditional Fund
Fixed Income	0 – 20%
High Yield Bond	5 – 15%
International	0 – 20%
Defensive Strategies	5 – 30%

tIMOTHY pLAN Exchange Traded fUNDS	% of Fund’s Net Assets Invested in ETFS
US Small Cap Core ETF	0 – 20%
US Large / Mid Cap Core Enhanced ETF	0 – 40%
High Dividend Stock Enhanced ETF	0 –20%
Market Neutral ETF	0 – 20%
International ETF	0 – 30%

Timothy Partners, Ltd. (“TPL”) will determine the specific asset allocation program on a continuous basis, based on its forecast of the overall market. On each day that the Fund is open for business, TPL will review the asset allocation program and reallocate, as necessary, and will reallocate for any new underlying funds in which the Fund may elect to invest. The Advisor also will reallocate the Fund’s investments in the Traditional Funds at the end of each fiscal quarter to maintain the asset allocation program.

FUND SUMMARIES
PROSPECTUS (CLASS A & C) / 58

Principal Risks of Investing in the Fund

The Fund’s investments are subject to the following principal risks:

General Risk. As with most other mutual funds, you can lose money by investing in the Fund. Share prices fluctuate from day-to-day, and when you sell your shares, they may be worth less than you paid for them.

Portfolio Risk

The Fund is indirectly subject to the following risks that are inherent in the Traditional Funds in which the Fund invests:

Commodities-based Exchange Traded Funds Risk. Commodity ETFs invest in Physical Commodities and/or Commodity Futures Contracts which Contracts are highly leveraged investment vehicles, and therefore generally considered to be high risk. By investing in underlying funds holding Commodity ETFs, the Fund assumes portions of that risk. ETFs may only purchase commodities futures contracts (the buy side); therefore the risks include missing opportunities to realize gains by shorting futures contracts (the sell side) in deflationary economic periods. It is possible an underlying Fund’s entire ETF investment could be lost. Also, ETF’s have expenses associated with them, and although indirect, these expenses may cause the Fund’s return to be lower.

Country-Specific Risk. One underlying fund invests in Israeli securities, and Israel is subject to unique political and economic risks. As a result, Israeli securities can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The investments in the securities of Israel may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies or funds that invest across a larger spectrum of the foreign market. This is because the securities market in Israel is relatively small, with a limited number of companies representing a smaller number of industries. Israeli issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country.

Credit Risk. If investment grade bonds are downgraded in credit rating or go into default, the result could be a loss of value, and the Fund could lose money. The degree of risk for a particular security may or may not be reflected in its credit rating. Bonds that are unrated, or rated BBB by Standard & Poor’s at the time of purchase, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities. High yield securities are subject to greater risk of loss than investment grade securities. Unrated bonds or bonds rated BB or lower by Standard & Poor’s at the time of purchase, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities.

Currency Risk. Securities represented by ADRs are foreign stocks denominated in non-U.S. currency, and there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the investments in foreign securities. For securities that are foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the investments in foreign securities.

Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Emerging Market Risk. Investments in the securities of emerging countries may experience more rapid and extreme changes in value than investments solely in securities of U.S. companies and investments in a larger spectrum of the foreign market. This is because the securities markets in some emerging countries are relatively small, with a limited number of companies representing a smaller number of industries. Issuers in emerging countries are frequently not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect investments in emerging foreign countries.

Equity Market Risk. Overall, stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Exchange Traded Fund Risk. An ETF may trade at a discount to its net asset value. Investors indirectly bear fees and expenses charged by the underlying ETFs in addition to the Fund’s direct fees and expenses. There are also brokerage costs incurred when purchasing ETFs. In addition, losses of the underlying ETF and the level of risk arising from the investment practices of an underlying ETF may impact returns.

Excluded Security Risk. Because the underlying Funds do not invest in Excluded Securities (including certain REITs) and will divest themselves of securities that are subsequently discovered to be ineligible, the Fund may be riskier than similar funds that invest in underlying funds that invest in broader arrays of securities.

FUND SUMMARIES
PROSPECTUS (CLASS A & C) / 59

Fixed Income Risk. Fixed income securities will increase or decrease in value based on changes in interest rates. If rates increase, fixed income securities generally will decline, and those securities with longer terms generally will decline more. Your investment will decline in value if the value of fixed income securities decrease. There is a risk that issuers and counterparties will not make payments on fixed income securities and repurchase agreements. Such defaults could result in losses to the Fund.

Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments and may experience more rapid and extreme changes in value than investments solely in securities of U.S. companies. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Foreign accounting may be less transparent than U.S. accounting practices and foreign regulation may be inadequate or irregular. Underlying Funds owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities.

Growth Risk. Some underlying Funds invest in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If a portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

High Portfolio Turnover Risk. Higher portfolio turnover rates may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance.

High Yield Security Risk. Investments in fixed income securities that are rated below investment grade (“high yield securities”) by one or more Nationally Recognized Statistical Rating Organizations (NRSROs) may be subject to greater risk of loss of principal and interest than investments in higher-rated fixed income securities. High yield securities are also generally considered to be subject to greater market risk than higher-rated securities. The capacity of issuers of high yield securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, high yield securities may be more susceptible to real or perceived adverse economic conditions than higher-rated securities. The market for high yield securities may be less liquid than the market for higher-rated securities. This can adversely affect an underlying Fund’s ability to buy or sell optimal quantities of high yield securities at desired prices.

Interest Rate Risk. When interest rates rise, bond prices fall; the higher an underlying Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the underlying Fund is to interest rate risk.

Investing In Other Funds Risk. The Fund invests in the securities of other investment companies. To the extent that the Fund invests in other mutual funds, exchange traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund’s return to be lower.

Issuer-Specific Risk. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Larger Company Investing Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Management Risk. An Advisor’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which an underlying Fund invests may prove to be incorrect. The Fund may experience losses regardless of the overall performance of the market.

Mid-Sized Company Investing Risk. Investing in mid-sized companies often involves greater risk than investing in larger companies. Mid-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of mid-sized companies, therefore, tend to be more volatile than the securities of larger, more established companies. Mid-sized company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a mid-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

Municipal Securities Risk. The power or ability of an issuer to make principal and interest payments on municipal securities may be materially adversely affected by economic conditions, litigation or other factors. An underlying Fund’s right to receive principal and interest payments may be subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, as well as laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal and/ or interest or imposing other constraints upon the enforcement of such obligations. In addition, substantial changes in federal income tax laws could cause municipal security prices to decline because the demand for municipal securities is strongly influenced by the value of tax exempt income to investors.

FUND SUMMARIES
PROSPECTUS (CLASS A & C) / 60

Non-Diversification Risk. Because the underlying Funds may invest in a smaller number of securities, adverse changes to a single security might have a more pronounced negative effect on a Fund than if the Fund’s investments were more widely distributed.

Precious Metals Risk. The Fund’s gold and silver may be subject to loss, damage, theft, or restriction on access, and the Fund’s recovery may be limited, even in the event of fraud, to the market value of the metals at the time the fraud is discovered. International crises may motivate large-scale sales of precious metals which could decrease their prices and adversely affect the value of the Shares. The price of metals may also be adversely affected by the sale of gold or silver by ETFs or other exchange traded vehicles tracking the precious metals markets. In the event of the insolvency of the Custodian, a liquidator may seek to freeze access to the metals held in all of the accounts held by the Custodian, including the Fund’s Allocated Account. Although the Fund would retain legal title to the allocated gold and silver bars, the Fund could incur expenses in connection with obtaining control of the allocated gold or silver, and the assertion of a claim by such liquidator for unpaid fees could delay redemptions.

Real Estate Investment Trust Risk. To the extent underlying Funds invest in real estate investment trusts, the Fund is subject to risks experienced in real estate ownership, real estate financing, or both. As the economy is subjected to a period of economic deflation or interest rate increases, the demand for real estate may fall, causing a decline in the value of real estate owned. Also, as interest rates increase, the values of existing mortgages fall. The higher the duration (a calculation reflecting time risk, taking into account the average maturity of the mortgages) of the mortgages held in REITs owned by underlying Funds, the more sensitive the Fund is to interest rate risks. The underlying Funds are also subject to credit risk; the Fund could lose money if mortgagors default on mortgages held in the REITs.

Sector Risk. If certain industry sectors or types of securities don’t perform as well as the managers of the underlying Funds expect, the Fund’s performance could suffer.

Small Cap Company Risk. Smaller capitalization companies may experience higher failure rates than do larger capitalization companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Such companies may have limited product lines, markets or financial resources and may lack management depth. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies, and therefore may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger capitalization companies. Some small capitalization stocks may be illiquid. These risks may be enhanced for micro-cap securities. Many micro-cap companies tend to be new and have no proven track record. Some of these companies have no assets or operations, while others have products and services that are still in development or have yet to be tested in the market. Because micro-cap stocks trade in low volumes, any size of trade can have a large percentage impact on the price of the stock.

Sovereign Debt Risk. The underlying Funds may invest in sovereign debt obligations. Investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the underlying Funds’ net asset values, may be more volatile than prices of U.S. debt obligations.

Stock Market Risk. The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

Treasury-Inflation Protected Securities Risk. Because the real rate of return offered by TIPS, which represents the growth of purchasing power, is guaranteed by the Federal Government, TIPS may offer a lower return than other fixed income instruments that do not have such guarantees. Other conventional bond issues may offer higher yields.

Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock may never appreciate to the extent expected.

FUND SUMMARIES
PROSPECTUS (CLASS A & C) / 61

Past performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad-based index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund’s website at fund.timothyplan.com, or by calling the Fund at (800) 846-7526.

Year-by-year Annual Total Returns for Class A Shares

(for calendar years ending on December 31)

Best Quarter	Worst Quarter
Jun-20	Mar-20
13.73%	-18.01%

Average Annual Total Returns

(for periods ending on December 31, 2022)

Strategic Growth	Class A (3)			Class C
	1 Year	5 Year	10 Year	1 Year	5 Year	10 Year
Return before taxes	-18.47%	0.51%	3.08%	-15.26%	0.88%	2.89%
Return after taxes on distributions (1)	-19.68%	-0.34%	2.58%	-16.70%	-0.09%	2.37%
Return after taxes on distributions and sale of shares (1)	-9.89%	0.45%	2.43%	-7.95%	0.71%	2.28%
Dow Jones Moderately Aggressive Portfolio Index (2) (reflects no deduction for fees, expenses or taxes)	-15.59%	4.58%	7.40%	-15.59%	4.58%	7.40%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)	The Dow Jones Moderately Aggressive Portfolio Index is a member of the Relative Risk Index Series and designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent an investor’s desired risk profile. The Dow Jones Moderately Aggressive Portfolio Index risk level is set to 80% of the Dow Jones Global Stock CMAC Index’s downside risk (past 36 months). It is not possible to invest directly in an index.

(3)	Class A share returns reflect the assessment of the maximum front-end sales load on the first business day of the year.

FUND SUMMARIES
PROSPECTUS (CLASS A & C) / 62

Investment Advisor

Timothy Partners, Ltd.

Portfolio Manager

Arthur D. Ally, President of Timothy Partners, Ltd., has served the Fund since October 1, 2000.

Purchase and Sale of Shares

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Fund either through a financial advisor or directly from the Fund. The minimum initial purchase or exchange into the Fund is $1,000, or $50 through monthly systematic investment plan accounts. There is no minimum subsequent investment amount. There are no minimums for purchases or exchanges through employer-sponsored retirement plans, IRAs, or other qualified plans. The Fund shares are redeemable on any business day by contacting your financial advisor, or by written request to the Fund, by telephone, or by wire transfer.

Tax Information

The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan. Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

Payment to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARIES
PROSPECTUS (CLASS A & C) / 63

FUND SUMMARY

January 31, 2023

Conservative Growth Fund

Investment Objective

The investment objective of the Fund is to generate moderate levels of long-term capital growth.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page 93 of the Prospectus and “Purchase, Redemption, and Pricing of Shares” on page 45 of the Funds’ Statement of Additional Information.

Shareholder Fees

(fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) imposed on purchases (as % of offering price)	5.50%	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds) (1) (2)	None	1.00%
Redemption fees	None	None
Exchange fees	None	None

FUND SUMMARIES

PROSPECTUS (CLASS A & C) / 64

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fee	0.65%	0.65%
Distribution/Service (12b-1 Fees)	0.00%	0.75%
Other Expenses	0.39%	0.39%
Acquired Funds Fees and Expenses (3)	0.92%	0.92%
Total Annual Fund Operating Expenses	1.96%	2.71%

(1)	For purchases in excess of $1mm dollars in Class A shares, the Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee to brokers as follows: 1% on purchases of shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.
(2)	For Class C shares, a one percent (1%) contingent deferred sales charge is imposed on shares liquidated within the first thirteen months after purchase.
(3)	Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Class A	Class C (with redemption)	Class C (without redemption)
1 Year	$738	$374	$274
3 Years	$1,131	$841	$841
5 Years	$1,549	$1,435	$1,435
10 Years	$2,710	$3,041	$3,041

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

FUND SUMMARIES

PROSPECTUS (CLASS A & C) / 65

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally will invest at least 75% of its total assets in the following Traditional Funds and ETFs according to the following approximate range of percentages:

tIMOTHY pLAN tRADITIONAL fUNDS	% of Fund’s Net Assets Invested in Traditional Fund
Fixed Income	20 – 40%
High Yield Bond	5 – 15%
International	0 – 20%
Defensive Strategies	5 – 30%

tIMOTHY pLAN Exchange Traded fUNDS	% of Fund’s Net Assets Invested in ETFS
US Small Cap Core ETF	0 – 15%
US Large / Mid Cap Core Enhanced ETF	0 – 30%
High Dividend Stock Enhanced ETF	0 –25%
Market Neutral ETF	0 – 30%
International ETF	0 – 25%

Timothy Partners, Ltd. (“TPL”) will determine the specific asset allocation program on a continuous basis, based on its forecast of the overall market. On each day that the Fund is open for business, TPL will review the asset allocation program and reallocate, as necessary, and will reallocate for any new underlying funds in which the Fund may elect to invest. The Advisor also will reallocate the Fund’s investments in the Traditional Funds at the end of each fiscal quarter to maintain the asset allocation program.

FUND SUMMARIES

PROSPECTUS (CLASS A & C) / 66

Principal Risks of Investing in the Fund

The Fund’s investments are subject to the following principal risks:

General Risk. As with most other mutual funds, you can lose money by investing in the Fund. Share prices fluctuate from day-to-day, and when you sell your shares, they may be worth less than you paid for them.

Portfolio Risk

The Fund is indirectly subject to the following risks that are inherent in the Traditional Funds in which the Fund invests:

Commodities-based Exchange Traded Funds Risk. Commodity ETFs invest in Physical Commodities and/or Commodity Futures Contracts which Contracts are highly leveraged investment vehicles, and therefore generally considered to be high risk. By investing in underlying funds holding Commodity ETFs, the Fund assumes portions of that risk. ETFs may only purchase commodities futures contracts (the buy side), therefore the risks include missing opportunities to realize gains by shorting futures contracts (the sell side) in deflationary economic periods. It is possible an underlying Fund’s entire ETF investment could be lost. Also, ETF’s have expenses associated with them, and although indirect, these expenses may cause the Fund’s return to be lower.

Country-Specific Risk. One underlying fund invests in Israeli securities, and Israel is subject to unique political and economic risks. As a result, Israeli securities can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The investments in the securities of Israel may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies or funds that invest across a larger spectrum of the foreign market. This is because the securities market in Israel is relatively small, with a limited number of companies representing a smaller number of industries. Israeli issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country.

Credit Risk. If investment grade bonds are downgraded in credit rating or go into default, the result could be a loss of value, and the Fund could lose money. The degree of risk for a particular security may or may not be reflected in its credit rating. Bonds that are unrated, or rated BBB by Standard & Poor’s at the time of purchase, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities. High yield securities are subject to greater risk of loss than investment grade securities. Unrated bonds or bonds rated BB or lower by Standard & Poor’s at the time of purchase, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities.

Currency Risk. Securities represented by ADRs are foreign stocks denominated in non-U.S. currency, and there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the investments in foreign securities. For securities that are foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the investments in foreign securities.

Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Emerging Market Risk. Investments in the securities of emerging countries may experience more rapid and extreme changes in value than investments solely in securities of U.S. companies and investments in a larger spectrum of the foreign market. This is because the securities markets in some emerging countries are relatively small, with a limited number of companies representing a smaller number of industries. Issuers in emerging countries are frequently not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect investments in emerging foreign countries.

Equity Market Risk. Overall, stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Exchange Traded Fund Risk. An ETF may trade at a discount to its net asset value. Investors indirectly bear fees and expenses charged by the underlying ETFs in addition to the Fund’s direct fees and expenses. There are also brokerage costs incurred when purchasing ETFs. In addition, losses of the underlying ETF and the level of risk arising from the investment practices of an underlying ETF may impact returns.

Excluded Security Risk. Because the underlying Funds do not invest in Excluded Securities (including certain REITs) and will divest themselves of securities that are subsequently discovered to be ineligible, the Fund may be riskier than similar funds that invest in underlying funds that invest in broader arrays of securities.

FUND SUMMARIES

PROSPECTUS (CLASS A & C) / 67

Fixed Income Risk. Fixed income securities will increase or decrease in value based on changes in interest rates. If rates increase, fixed income securities generally will decline, and those securities with longer terms generally will decline more. Your investment will decline in value if the value of fixed income securities decrease. There is a risk that issuers and counterparties will not make payments on fixed income securities and repurchase agreements. Such defaults could result in losses to the Fund.

Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments and may experience more rapid and extreme changes in value than investments solely in securities of U.S. companies. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Foreign accounting may be less transparent than U.S. accounting practices and foreign regulation may be inadequate or irregular. Underlying Funds owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities.

Growth Risk. Some underlying Funds invest in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If a portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

High Portfolio Turnover Risk. The Fund has in the past experienced high portfolio turnover (greater than 100%). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance.

High Yield Security Risk. Investments in fixed income securities that are rated below investment grade (“high yield securities”) by one or more Nationally Recognized Statistical Rating Organizations (NRSROs) may be subject to greater risk of loss of principal and interest than investments in higher-rated, fixed income securities. High yield securities are also generally considered to be subject to greater market risk than higher-rated securities. The capacity of issuers of high yield securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, high yield securities may be more susceptible to real or perceived adverse economic conditions than higher-rated securities. The market for high yield securities may be less liquid than the market for higher-rated securities. This can adversely affect an underlying Fund’s ability to buy or sell optimal quantities of high yield securities at desired prices.

Interest Rate Risk. When interest rates rise, bond prices fall; the higher an underlying Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the underlying Fund is to interest rate risk.

Investing In Other Funds Risk. The Fund invests in the securities of other investment companies. To the extent that the Fund invests in other mutual funds, exchange traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund’s return to be lower.

Issuer-Specific Risk. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Larger Company Investing Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Management Risk. An Advisor’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which an underlying Fund invests may prove to be incorrect. The Fund may experience losses regardless of the overall performance of the market.

Mid-Sized Company Investing Risk. Investing in mid-sized companies often involves greater risk than investing in larger companies. Mid-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of mid-sized companies, therefore, tend to be more volatile than the securities of larger, more established companies. Mid-sized company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a mid-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

FUND SUMMARIES

PROSPECTUS (CLASS A & C) / 68

Municipal Securities Risk. The power or ability of an issuer to make principal and interest payments on municipal securities may be materially adversely affected by economic conditions, litigation or other factors. An underlying Fund’s right to receive principal and interest payments may be subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, as well as laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal and/ or interest or imposing other constraints upon the enforcement of such obligations. In addition, substantial changes in federal income tax laws could cause municipal security prices to decline because the demand for municipal securities is strongly influenced by the value of tax exempt income to investors.

Non-Diversification Risk. Because the underlying Funds may invest in a smaller number of securities, adverse changes to a single security might have a more pronounced negative effect on a Fund than if the Fund’s investments were more widely distributed.

Precious Metals Risk. The Fund’s gold and silver may be subject to loss, damage, theft, or restriction on access, and the Fund’s recovery may be limited, even in the event of fraud, to the market value of the metals at the time the fraud is discovered. International crises may motivate large-scale sales of precious metals which could decrease their prices and adversely affect the value of the Shares. The price of metals may also be adversely affected by the sale of gold or silver by ETFs or other exchange traded vehicles tracking the precious metals markets. In the event of the insolvency of the Custodian, a liquidator may seek to freeze access to the metals held in all of the accounts held by the Custodian, including the Fund’s Allocated Account. Although the Fund would retain legal title to the allocated gold and silver bars, the Fund could incur expenses in connection with obtaining control of the allocated gold or silver, and the assertion of a claim by such liquidator for unpaid fees could delay redemptions.

Real Estate Investment Trust Risk. To the extent underlying Funds invest in real estate investment trusts, the Fund is subject to risks experienced in real estate ownership, real estate financing, or both. As the economy is subjected to a period of economic deflation or interest rate increases, the demand for real estate may fall, causing a decline in the value of real estate owned. Also, as interest rates increase, the values of existing mortgages fall. The higher the duration (a calculation reflecting time risk, taking into account the average maturity of the mortgages) of the mortgages held in REITs owned by underlying Funds, the more sensitive the Fund is to interest rate risks. The underlying Funds are also subject to credit risk; the Fund could lose money if mortgagors default on mortgages held in the REITs.

Sector Risk. If certain industry sectors or types of securities don’t perform as well as the managers of the underlying Funds expect, the Fund’s performance could suffer.

Small Cap Company Risk. Smaller capitalization companies may experience higher failure rates than do larger capitalization companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Such companies may have limited product lines, markets or financial resources and may lack management depth. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies, and therefore may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger capitalization companies. Some small capitalization stocks may be illiquid. These risks may be enhanced for micro-cap securities. Many micro-cap companies tend to be new and have no proven track record. Some of these companies have no assets or operations, while others have products and services that are still in development or have yet to be tested in the market. Because micro-cap stocks trade in low volumes, any size of trade can have a large percentage impact on the price of the stock.

Sovereign Debt Risk. The underlying Funds may invest in sovereign debt obligations. Investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the underlying Funds’ net asset values, may be more volatile than prices of U.S. debt obligations.

Stock Market Risk. The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

Treasury-Inflation Protected Securities Risk. Because the real rate of return offered by TIPS, which represents the growth of purchasing power, is guaranteed by the Federal Government, TIPS may offer a lower return than other fixed income instruments that do not have such guarantees. Other conventional bond issues may offer higher yields.

Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock may never appreciate to the extent expected.

FUND SUMMARIES

PROSPECTUS (CLASS A & C) / 69

Past performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad-based index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund’s website at fund.timothyplan.com, or by calling the Fund at (800) 846-7526.

Year-by-year Annual Total Returns for Class A Shares

(for calendar years ending on December 31)

Best Quarter	Worst Quarter
Jun-20	Mar-20
10.75%	-12.59%

Average Annual Total Returns

(for periods ending on December 31, 2022)

Conservative Growth	Class A (3)			Class C
	1 Year	5 Year	10 Year	1 Year	5 Year	10 Year
Return before taxes	-17.68%	-0.12%	1.97%	-14.39%	0.24%	1.78%
Return after taxes on distributions (1)	-18.60%	-0.93%	1.26%	-15.45%	-0.65%	1.09%
Return after taxes on distributions and sale of shares (1)	-9.69%	-0.06%	1.49%	-7.71%	0.20%	1.37%
Dow Jones Moderate Portfolio Index (2) (reflects no deduction for fees, expenses or taxes)	-14.97%	3.26%	5.66%	-14.97%	3.26%	5.66%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)	The Dow Jones Moderate Portfolio Index is a member of the Relative Risk Index Series and designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent an investor’s desired risk profile. The Dow Jones Moderate Portfolio Index risk level is set to 60% of the Dow Jones Global Stock CMAC Index’s downside risk (past 36 months). It is not possible to invest directly in an index.

(3)	Class A share returns reflect the assessment of the maximum front-end sales load on the first business day of the year.

Investment Advisor

Timothy Partners, Ltd.

FUND SUMMARIES

PROSPECTUS (CLASS A & C) / 70

Portfolio Manager

Arthur D. Ally, President of Timothy Partners, Ltd., has served the Fund since October 1, 2000.

Purchase and Sale of Shares

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Fund either through a financial advisor or directly from the Fund. The minimum initial purchase or exchange into the Fund is $1,000, or $50 through monthly systematic investment plan accounts. There is no minimum subsequent investment amount. There are no minimums for purchases or exchanges through employer-sponsored retirement plans, IRAs, or other qualified plans. The Fund shares are redeemable on any business day by contacting your financial advisor, or by written request to the Fund, by telephone, or by wire transfer.

Tax Information

The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan. Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

Payment to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARIES

PROSPECTUS (CLASS A & C) / 71

Section 2 | Description of Our Funds

Traditional Funds

Small Cap Value Fund

The investment objective of this Fund is to provide you with long-term growth of capital, with a secondary objective of current income. The Fund seeks to achieve its investment objective by:

◾	The Fund seeks to achieve its investment objective by primarily investing at least 80% of the Fund’s total assets in US Stocks with market capitalizations that fall within the range of companies included in the Russell 2000 Index (the “Index”). As of June 30, 2022, the capitalization range of companies comprising the Index is approximately $240 million to $6.4 billion. This Fund invests using a value investing style. Value funds typically emphasize stocks whose prices are below average in relation to such measures as earnings and book value; these stocks often have above-average dividend yields. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

◾	In determining whether to invest in a particular company, the Fund’s Investment Manager focuses on a number of different attributes of the company, including the company’s market expertise, balance sheet, improving return on equity, price-to-earnings ratios, industry position and strength, management and a number of other factors. Analyzing companies in this manner is known as a “bottom-up” approach to investing. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

◾	The Fund may invest in equity securities of foreign issuers in the form of American Depositary Receipts (ADRs). ADRs are certificates held in trust by a U.S. bank or trust company evidencing ownership of shares of foreign-based issuers and are an alternative to purchasing foreign securities in their national market and currency.

◾	The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

◾	The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or unbiblical lifestyles.

◾	The Fund may, from time to time, invest in affiliated investment companies to the Trust.

The Fund is subject to the following Principal Risks:

General Risk. As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

Stock Market Risk. The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

Smaller Company Investing Risk. Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

Excluded Security Risk. Because the Fund does not invest in Excluded Securities and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

DESCRIPTION OF OUR FUNDS

PROSPECTUS (CLASS A & C) / 72

Foreign Risk. The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a smaller number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country. There is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities.

Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock may never appreciate to the extent expected.

Investing In Other Funds Risk. The Fund invests in the securities of other investment companies. To the extent that the Fund invests in other mutual funds, exchange traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund’s return to be lower.

Cybersecurity Risks. The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its NAV; impediments to trading; the inability of the Fund, the Advisor, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Funds’ SAI for Class A and Class C shares. It is also available on the Fund’s website, fund.timothyplan.com.

Large/Mid Cap Value Fund

The investment objective of this Fund is to provide you with long-term growth of capital, with a secondary objective of current income. The Fund seeks to achieve its investment objective by:

◾	The Fund seeks to achieve its investment objective by primarily investing in U.S. common stocks. The Fund will normally invest at least 80% of the Fund’s total assets in companies whose total market capitalization exceeds $2 billion. This Fund invests using a value investing style. Value funds typically emphasize stocks whose prices are below average in relation to such measures as earnings and book value; these stocks often have above-average dividend yields. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

◾	In determining whether to invest in a particular company, the Fund’s Investment Manager focuses on a number of different attributes of the company, including the company’s market expertise, balance sheet, improving return on equity, price-to-earnings ratios, industry position and strength, management, and a number of other factors. Analyzing companies in this manner is known as a “bottom-up” approach to investing. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

◾	The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

◾	The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or unbiblical lifestyles.

◾	The Fund may, from time to time, invest in affiliated investment companies to the Trust.

DESCRIPTION OF OUR FUNDS

PROSPECTUS (CLASS A & C) / 73

The Fund is subject to the following Principal Risks:

General Risk. As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day-to-day, and when you sell your shares, they may be worth less than you paid for them.

Stock Market Risk. The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

Larger Company Investing Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Mid-Sized Company Investing Risk. Investing in mid-sized companies often involves greater risk than investing in larger companies. Mid-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of mid-sized companies, therefore, tend to be more volatile than the securities of larger, more established companies. Mid-sized company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a mid-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

Excluded Security Risk. Because the Fund does not invest in Excluded Securities and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock may never appreciate to the extent expected.

Investing In Other Funds Risk. The Fund invests in the securities of other investment companies. To the extent that the Fund invests in other mutual funds, exchange traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund’s return to be lower.

Cybersecurity Risks. The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its NAV; impediments to trading; the inability of the Fund, the Advisor, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Funds’ SAI for Class A and Class C shares. It is also available on the Fund’s website, fund.timothyplan.com.

Aggressive Growth Fund

The investment objective of this Fund is to provide you with long-term growth of capital. The Fund attempts to achieve its investment objective by:

◾	The Fund seeks to achieve its investment strategy by normally investing at least 80% of the Fund’s total assets in U.S. common stocks without regard to market capitalizations.

◾	The Fund invests using a growth investing style. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue, earnings, cash flow, or other similar criteria. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

DESCRIPTION OF OUR FUNDS

PROSPECTUS (CLASS A & C) / 74

◾	The Fund invests its assets in the securities of a limited number of companies, which the Fund’s Investment Manager believes show a high probability for superior growth. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

◾	The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

◾	The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or unbiblical lifestyles.

The Fund is subject to the following Principal Risks:

General Risk. As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day-to-day, and when you sell your shares, they may be worth less than you paid for them.

Stock Market Risk. The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

Larger Company Investing Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Smaller Company Investing Risk. Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

Excluded Security Risk. Because the Fund does not invest in Excluded Securities and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

Growth Risk. The Fund often invests in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Investing In Other Funds Risk. The Fund invests in the securities of other investment companies. To the extent that the Fund invests in other mutual funds, exchange traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund’s return to be lower.

High Portfolio Turnover Risk. The Fund has in the past experienced high portfolio turnover (greater than 100%). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance.

Cybersecurity Risks. The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its NAV; impediments to trading; the inability of the Fund, the Advisor, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

DESCRIPTION OF OUR FUNDS

PROSPECTUS (CLASS A & C) / 75

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Funds’ SAI for Class A and Class C shares. It is also available on the Fund’s website, fund.timothyplan.com.

Large/Mid Cap Growth Fund

The investment objective of this Fund is to provide you with long-term growth of capital. The Fund seeks to achieve its investment objective by:

◾	The Fund seeks to achieve its investment objective by primarily investing at least 80% of the Fund’s total assets in larger U.S. stocks. Larger stocks refer to the common stock of companies whose total market capitalization is generally greater than $2 billion. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective.

◾	The Fund invests using a growth investing style. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue, earnings, cash flow, or other similar criteria. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

◾	The Fund normally invests in a portfolio of securities which includes a broadly diversified number of common stocks that the Fund’s Investment Manager believes show a high probability of superior prospects for above average growth. The Fund’s Investment Manager chooses these securities using a “bottom-up” approach of extensively analyzing the financial, management and overall economic conditions of each potential investment. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

◾	The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

◾	The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or unbiblical lifestyles.

◾	The Fund may, from time to time, invest in affiliated investment companies to the Trust.

The Fund is subject to the following Principal Risks:

General Risk. As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day-to-day, and when you sell your shares, they may be worth less than you paid for them.

Stock Market Risk. The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

Excluded Security Risk. Because the Fund does not invest in Excluded Securities and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

Growth Risk. The Fund often invests in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Larger Company Investing Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

DESCRIPTION OF OUR FUNDS

PROSPECTUS (CLASS A & C) / 76

Mid-Sized Company Investing Risk. Investing in mid-sized companies often involves greater risk than investing in larger companies. Mid-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of mid-sized companies, therefore, tend to be more volatile than the securities of larger, more established companies. Mid-sized company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a mid-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

Investing In Other Funds Risk. The Fund invests in the securities of other investment companies. To the extent that the Fund invests in other mutual funds, exchange traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund’s return to be lower.

Cybersecurity Risks. The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its NAV; impediments to trading; the inability of the Fund, the Advisor, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Funds’ SAI for Class A and Class C shares. It is also available on the Fund’s website, fund.timothyplan.com.

Growth & Income Fund

The investment objective of this Fund is to provide total return through a combination of growth and income and preservation of capital in declining markets.

◾	To achieve its goals, the Fund primarily invests in equity securities, including affiliated Exchange Traded Funds (“ETF’s”), and in fixed income securities. The Fund will normally hold both equity securities and fixed income securities, with at least 25% of its assets in equity securities and at least 25% of its assets in fixed income securities. The Advisor is responsible for determining the allocation of Fund assets to be invested in equity and fixed income securities. The Advisor will adjust those allocations from time to time in response to market changes.

◾	The Fund’s fixed income holdings are U.S. government securities, corporate bonds, municipal bonds and/or sovereign bonds of any maturity, as well as ETFs that invest primarily in such securities. Any non-US government securities in the Fund’s portfolio consist primarily of issues rated “Baa2” or better by Moody’s Investors Service, Inc. (“Moody’s”) or “BBB” or better by Standard & Poor’s Ratings Group (“S&P”) and unrated securities determined by the Advisor to be of equivalent quality, as well as high quality money market instruments.

◾	The Fund’s fixed income Investment Manager reviews the various sectors looking for historical patterns of undervalue or overvalue in an effort to identify appropriate fixed income securities to purchase. The Investment Manager also analyzes interest rate risk in the bond market and makes adjustments in the maturities of bonds to adjust for this risk. Lastly, if a bond is being downgraded, or the company has other issues that may affect the bond, the Investment Manager reviews it to see if the bond should be sold.

◾	The Fund’s fixed income portfolio’s duration is adjusted based on a regularly conducted analysis of the interest rate risk. Typically, the duration of the Fund’s bond portfolio runs between 1 and 8 years. The Investment Manager shortens portfolio durations, when its research indicates a rising interest rate environment, to preserve capital.

◾	The Fund’s equity securities are sold when such considerations as valuation, earnings and relative price strength are determined to warrant a sale. The Advisor reviews a stock if there is a major change in its corporate structure or management.

◾	The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or unbiblical lifestyles.

DESCRIPTION OF OUR FUNDS

PROSPECTUS (CLASS A & C) / 77

The Fund is subject to the following Principal Risks:

General Risk. As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day-to-day, and when you sell your shares, they may be worth less than you paid for them.

Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Fixed Income Risk. The Fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income securities generally will decline, and those securities with longer terms generally will decline more. Your investment will decline in value if the value of the Fund’s investments decreases. There is a risk that issuers and counterparties will not make payments on fixed income securities and repurchase agreements held by the Fund. Such defaults could result in losses to the Fund. Securities with lower credit quality have a greater risk of default. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Management Risk. The Advisor’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect. The Fund may experience losses regardless of the overall performance of the market.

Small Cap Company Risk. Smaller capitalization companies may experience higher failure rates than do larger capitalization companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Such companies may have limited product lines, markets or financial resources and may lack management depth. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies, and therefore may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger capitalization companies. Some small capitalization stocks may be illiquid. These risks may be enhanced for micro-cap securities. Many micro-cap companies tend to be new and have no proven track record. Some of these companies have no assets or operations, while others have products and services that are still in development or have yet to be tested in the market. Because micro-cap stocks trade in low volumes, any size of trade can have a large percentage impact on the price of the stock.

Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Foreign accounting may be less transparent than U.S. accounting practices and foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities.

Municipal Securities Risk. The power or ability of an issuer to make principal and interest payments on municipal securities may be materially adversely affected by economic conditions, litigation or other factors. The Fund’s right to receive principal and interest payments may be subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, as well as laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal and/or interest or imposing other constraints upon the enforcement of such obligations. In addition, substantial changes in federal income tax laws could cause municipal security prices to decline because the demand for municipal securities is strongly influenced by the value of tax exempt income to investors.

Sovereign Debt Risk. The Fund may invest in sovereign debt obligations. Investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Fund’s net asset value, may be more volatile than prices of U.S. debt obligations.

DESCRIPTION OF OUR FUNDS

PROSPECTUS (CLASS A & C) / 78

Exchange Traded Fund Risk. An ETF may trade at a discount to its net asset value. Investors in the Fund will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests, in addition to the Fund’s direct fees and expenses. The Fund will also incur brokerage costs when it purchases shares of ETFs. In addition, the Fund will be affected by losses of the underlying ETF and the level of risk arising from the investment practices of the underlying ETF.

Excluded Security Risk. Because the Fund does not invest in Excluded Securities and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

Investing In Other Affiliated Funds Risk. The Fund invests in the securities of other affiliated investment companies. To the extent that the Fund invests in other mutual funds, exchange traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund’s return to be lower.

Cybersecurity Risks. The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its NAV; impediments to trading; the inability of the Fund, the Advisor, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Funds’ SAI for Class A and Class C shares. It is also available on the Fund’s website, fund.timothyplan.com.

Fixed Income Fund

The investment objective of this Fund is to generate a high level of current income consistent with prudent investment risk. The Fund attempts to achieve its investment objective by:

◾	To achieve its goal, the Fund normally invests at least 80% of its assets in a diversified portfolio of corporate bonds, U.S. government and agency securities, convertible securities and preferred securities. The Investment Manager will only purchase securities for the Fund that are investment grade, with a rating of at least “BBB” as rated by Standard & Poor’s or a comparable rating by another nationally recognized rating agency. The Fund may also invest in debt securities that have not been rated by one of the major rating agencies, so long as the Fund’s Investment Manager has determined that the security is of comparable credit quality to similarly rated securities.

◾	In managing the portfolio, the Fund’s Investment Manager concentrates on sector analysis, industry allocation and securities selection, deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. The Fund attempts to anticipate shifts in the business cycle in determining types of bonds and industry sectors to target. In choosing individual securities, the Fund seeks out securities that appear to be undervalued within the emphasized industry sector. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

◾	The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

◾	The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or unbiblical lifestyles.

The Fund is subject to the following Principal Risks:

General Risk. As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day-to-day, and when you sell your shares, they may be worth less than you paid for them.

DESCRIPTION OF OUR FUNDS

PROSPECTUS (CLASS A & C) / 79

Interest Rate Risk. When interest rates rise, bond prices fall; the higher the Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk. A change in the economic environment that causes interest rates to rise back to more historically “normal” levels could have a pronounced negative effect on the Fund.

Credit Risk. The Fund could lose money if any bonds it owns are downgraded in credit rating or go into default. For this reason, the Fund will only invest in investment-grade bonds. The degree of risk for a particular security may not be reflected in its credit rating. Bonds rated at the time of purchase BBB by Standard & Poor’s or, unrated, but determined to be of comparable quality by the Investment Manager, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities.

Sector Risk. If certain industry sectors or types of securities don’t perform as well as the Fund expects, the Fund’s performance could suffer.

Excluded Security Risk. Because the Fund does not invest in Excluded Securities and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier that other Funds that invest in a broader array of securities.

Investing In Other Funds Risk. The Fund invests in the securities of other investment companies. To the extent that the Fund invests in other mutual funds, exchange traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund’s return to be lower.

Cybersecurity Risks. The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its NAV; impediments to trading; the inability of the Fund, the Advisor, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Funds’ SAI for Class A and Class C shares. It is also available on the Fund’s website, fund.timothyplan.com.

High Yield Bond Fund

The investment objective of this Fund is to generate a high level of current income. The Fund attempts to achieve its investment objective by:

◾	To achieve its goal, the Fund normally invests at least 80% of its total assets in a diversified portfolio of high yield fixed income securities. These include corporate bonds, mortgage-backed securities, convertible securities and preferred securities. The Investment Manager will generally purchase securities for the Fund that are not investment grade, meaning securities with a rating of “BB” or lower as rated by Standard & Poor’s or a comparable rating by another nationally recognized rating agency. The Fund may also invest in debt securities that have not been rated by one of the major rating agencies, so long as the Fund’s Investment Manager has determined that the security is of comparable credit quality to similarly rated securities.

◾	In managing its portfolio, the Fund’s Investment Manager concentrates on sector analysis, industry allocation and securities selection, deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. The Fund attempts to anticipate shifts in the business cycle in determining types of bonds and industry sectors to target. In choosing individual securities, the Fund seeks out securities that appear to be undervalued within the emphasized industry sector. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

◾	The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

DESCRIPTION OF OUR FUNDS

PROSPECTUS (CLASS A & C) / 80

◾	The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or unbiblical lifestyles.

The Fund is subject to the following Principal Risks:

General Risk. As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day-to-day, and when you sell your shares, they may be worth less than you paid for them.

High Yield Security Risk. Investments in fixed income securities that are rated below investment grade (“high yield securities”) by one or more Nationally Recognized Statistical Rating Organizations (NRSROs) may be subject to greater risk of loss of principal and interest than investments in higher-rated fixed income securities. High yield securities are also generally considered to be subject to greater market risk than higher-rated securities. The capacity of issuers of high yield securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, high yield securities may be more susceptible to real or perceived adverse economic conditions than higher-rated securities. The market for high yield securities may be less liquid than the market for higher-rated securities. This can adversely affect the Fund’s ability to buy or sell optimal quantities of high yield securities at desired prices.

Interest Rate Risk. When interest rates rise, bond prices fall; the higher the Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk. A change in the economic environment that causes interest rates to rise back to more historically “normal” levels could have a pronounced negative effect on the Fund.

Mortgage-Backed Securities Risk. Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates.

Credit Risk. High Yield securities are subject to greater risk of loss than investment grade securities. The degree of risk for a particular security may not be reflected in its credit rating, and high yield securities may be particularly subject to this risk. Bonds rated, at the time of purchase, BB or lower by Standard & Poor’s or, unrated, but determined to be of comparable quality by the Investment Manager, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities.

Sector Risk. If certain industry sectors or types of securities don’t perform as well as the Fund expects, the Fund’s performance could suffer.

Excluded Security Risk. Because the Fund does not invest in Excluded Securities and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier that other Funds that invest in a broader array of securities.

Investing In Other Funds Risk. The Fund invests in the securities of other investment companies. To the extent that the Fund invests in other mutual funds, exchange traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund’s return to be lower.

Cybersecurity Risks. The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its NAV; impediments to trading; the inability of the Fund, the Advisor, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

DESCRIPTION OF OUR FUNDS

PROSPECTUS (CLASS A & C) / 81

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Funds’ SAI for Class A and Class C shares. It is also available on the Fund’s website, fund.timothyplan.com.

International Fund

The investment objective of this Fund is to provide you with long-term growth of capital. The Fund attempts to achieve it investment objective by:

◾	The Fund seeks to achieve its investment objectives by normally investing at least 80% of the Fund’s total assets in the securities of foreign companies (companies domiciled in countries other than the United States) through the purchase of American Depositary Receipts (ADRs), without regard to market capitalizations.

◾	The Fund invests using a growth investing style. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue, earnings, cash flow, or other similar criteria. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

◾	The Fund invests its assets in the ADRs of companies which the Fund’s Investment Manager believes show a high probability for superior growth. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

◾	The Fund allocates investments across countries and regions at the Manager’s discretion.

◾	The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

◾	The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or unbiblical lifestyles.

The Fund is subject to the following Principal Risks:

General Risk. As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day-to-day, and when you sell your shares, they may be worth less than you paid for them.

Stock Market Risk. The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

Foreign Risk. The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a smaller number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country. The Fund may invest in emerging markets. Emerging markets expose the Fund to additional risks due to the lack of historical or regulatory controls.

Issuer-Specific Risk. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Currency Risk. Because the securities represented by ADRs are foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities.

Larger Company Investing Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

DESCRIPTION OF OUR FUNDS

PROSPECTUS (CLASS A & C) / 82

Smaller Company Investing Risk. Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

Excluded Security Risk. Because the Fund does not invest in Excluded Securities and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

Growth Risk. The Fund often invests in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Investing In Other Funds Risk. The Fund invests in the securities of other investment companies. To the extent that the Fund invests in other mutual funds, exchange traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund’s return to be lower.

Cybersecurity Risks. The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its NAV; impediments to trading; the inability of the Fund, the Advisor, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Funds’ SAI for Class A and Class C shares. It is also available on the Fund’s website, fund.timothyplan.com.

Israel Common Values Fund

The investment objective of this Fund is to provide you with long-term growth of capital. The Fund seeks to achieve its investment objective by:

◾	To achieve its goal, the Fund normally invests at least 80% of the Fund’s total assets in the common stock of companies domiciled and/or headquartered in Israel through the purchase of American Depositary Receipts (ADRs) and direct investments in such companies on foreign stock exchanges, without regard to market capitalizations.

◾	The Fund invests using a growth investing style. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue, earnings, cash flow, or other similar criteria. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

◾	The Fund invests its assets in companies which the Fund’s Investment Manager believes show a high probability for superior growth. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

◾	The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

◾	The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or unbiblical lifestyles.

DESCRIPTION OF OUR FUNDS

PROSPECTUS (CLASS A & C) / 83

The Fund is subject to the following Principal Risks:

General Risk. As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day-to-day, and when you sell your shares, they may be worth less than you paid for them.

Stock Market Risk. The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

Issuer-Specific Risk. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Country-Specific Risk. The Fund invests in Israeli securities, and Israel is subject to unique political and economic risks. As a result, Israeli securities can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The Fund’s investments in the securities of Israel may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies or funds that invest across a larger spectrum of the foreign market. This is because the securities market in Israel is relatively small, with a limited number of companies representing a smaller number of industries. Israeli issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country.

Currency Risk. Because the securities represented by ADRs are foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities.

Larger Company Investing Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Smaller Company Investing Risk. Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

Excluded Security Risk. Because the Fund does not invest in Excluded Securities and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

Growth Risk. The Fund often invests in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Investing In Other Funds Risk. The Fund invests in the securities of other investment companies. To the extent that the Fund invests in other mutual funds, exchange traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund’s return to be lower.

Cybersecurity Risks. The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its NAV; impediments to trading; the inability of the Fund, the Advisor, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

DESCRIPTION OF OUR FUNDS

PROSPECTUS (CLASS A & C) / 84

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Funds’ SAI for Class A and Class C shares. It is also available on the Fund’s website, fund.timothyplan.com.

Defensive Strategies Fund

The Fund’s investment objective is the protection of principal through aggressive, proactive reactions to prevailing economic conditions. The Fund attempts to achieve its investment objective by investing varying percentages of the Fund’s total assets in the investment sectors set forth below:

◾	Real Estate Investment Trusts (REITs), that invest in different kinds of real estate or real estate related assets, including shopping centers, office buildings, hotels, and mortgages secured by real estate, all of which are historically sensitive to both inflation and deflation.

◾	Commodities-based securities, including but not limited to, exchange traded funds (ETFs), other pooled investment fund securities, and commodities-related stocks, for the purpose of providing the opportunity to invest in inflation-sensitive physical commodities and/or commodities futures markets. ETFs are investment securities that are registered as investment companies and invest in a basket of other securities, mostly common stocks, that are included in a specific index. Pooled investment fund securities are securities that invest in a basket of other securities, mainly stocks, but are not registered as investment companies and do not trade on an exchange.

◾	Various fixed income securities and Treasury-Inflation Protection Securities (TIPS). TIPS have coupon payments and underlying principal that are automatically increased to compensate for inflation as measured by the consumer price index (CPI). The fixed income securities in which the Fund may invest, other than TIPS, include U.S. Treasury bills, notes and bonds, corporate notes and bonds, and federal agency-issued securities.

◾	Cash and cash equivalents.

◾	During times of significant market upheaval, the Fund may take positions that are inconsistent with the Fund’s principal investment strategies. During such times, the Fund may take large, small, or even no position in any one or more of the Asset Classes, may invest in gold and other eligible precious metals to the maximum extent allowed, and/or may hold some or all of the Fund’s assets in cash and/or cash equivalents. When the Fund takes such positions, it will not be investing in accordance with its principal investment strategies and may not achieve its stated investment objective.

◾	The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or unbiblical lifestyles.

◾	Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective. To allow for optimal flexibility, the Fund is classified as a “non-diversified” fund, and, as such the Fund’s portfolio may include the securities of a smaller total number of issuers than if the Fund were classified as “diversified”.

The Fund is subject to the following Principal Risks:

General Risk. As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day-to-day, and when you sell your shares, they may be worth less than you paid for them.

Real Estate Investment Trust Risk. The Fund is subject to the risks experienced in real estate ownership, real estate financing, or both. As the economy is subjected to a period of economic deflation or interest rate increases, the demand for real estate may fall, causing a decline in the value of real estate owned. Also, as interest rates increase, the values of existing mortgages fall. The higher the duration (a calculation reflecting time risk, taking into account the average maturity of the mortgages) of the mortgages held in REITs owned by the Fund, the more sensitive the Fund is to interest rate risks. The Fund is also subject to credit risk; the Fund could lose money if mortgagors default on mortgages held in the REITs.

Commodities-based Exchange Traded Funds. Commodity ETFs invest in Physical Commodities and/or Commodity Futures Contracts which Contracts are highly leveraged investment vehicles, and therefore generally considered to be high risk. By investing in Commodity ETFs the Fund assumes portions of that risk. ETFs may only purchase commodities futures contracts (the buy side), therefore the Fund’s risk includes missing opportunities to realize gains by shorting futures contracts (the sell side) in deflationary economic periods. It is possible the Fund’s entire ETF investment could be lost.

DESCRIPTION OF OUR FUNDS

PROSPECTUS (CLASS A & C) / 85

Treasury-Inflation Protection Securities Risk. Because the real rate of return offered by TIPS, which represents the growth of your purchasing power, is guaranteed by the Federal Government, TIPS may offer a lower return than other fixed income instruments that do not have such guarantees. Other conventional bond issues may offer higher yields, and the Fund may invest in such bond issues if deemed advantageous by the Advisor and Investment Managers.

Interest Rate Risk. When interest rates rise, bond prices fall; the higher the Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk.

Credit Risk. The Fund could lose money if any bonds it owns are downgraded in credit rating or go into default. For this reason, the Fund will only invest in investment-grade bonds. The degree of risk for a particular security may be reflected in its credit rating. Bonds rated at the time of purchase BBB by Standard & Poor’s, or unrated, but determined to be of comparable quality by the investment manager, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities.

Sector Risk. If certain industry sectors or types of securities don’t perform as well as the Fund expects, the Fund’s performance could suffer.

Excluded Security Risk. Because the Fund does not invest in Excluded Securities (including certain REITs) and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other Funds that invest in a broader array of securities.

Non-Diversification Risk. Because the Fund may invest in a smaller number of securities, adverse changes to a single security will have a more pronounced negative effect on the Fund than if the Fund’s investments were more widely distributed.

Precious Metals Risk. The Fund’s gold and silver may be subject to loss, damage, theft, or restriction on access, and the Fund’s recovery may be limited, even in the event of fraud, to the market value of the metals at the time the fraud is discovered. International crises may motivate large-scale sales of precious metals which could decrease their prices and adversely affect the value of the Shares. The price of metals may also be adversely affected by the sale of gold or silver by ETFs or other exchange traded vehicles tracking the precious metals markets. In the event of the insolvency of the Custodian, a liquidator may seek to freeze access to the metals held in all of the accounts held by the Custodian, including the Fund’s Allocated Account. Although the Fund would retain legal title to the allocated gold and silver bars, the Fund could incur expenses in connection with obtaining control of the allocated gold or silver, and the assertion of a claim by such liquidator for unpaid fees could delay redemptions.

Investing In Other Funds Risk. The Fund invests in the securities of other investment companies. To the extent that the Fund invests in other mutual funds, exchange traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund’s return to be lower.

Cybersecurity Risks. The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its NAV; impediments to trading; the inability of the Fund, the Advisor, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Funds’ SAI for Class A and Class C shares. It is also available on the Fund’s website, fund.timothyplan.com.

DESCRIPTION OF OUR FUNDS

PROSPECTUS (CLASS A & C) / 86

Asset Allocation Funds

Strategic Growth Fund

The Fund’s investment objective is to generate medium to high levels of long-term capital growth. The Fund attempts to achieve its investment strategy by normally investing at least 75% of its total assets in the following Traditional Funds according to the following approximate range of percentages:

tIMOTHY pLAN tRADITIONAL fUNDS	% of Fund’s Net Assets Invested in Traditional Fund
Fixed Income	0 – 20%
High Yield Bond	5 – 15%
International	0 – 20%
Defensive Strategies	5 – 30%

tIMOTHY pLAN Exchange Traded fUNDS	% of Fund’s Net Assets Invested in ETFS
US Small Cap Core ETF	0 – 20%
US Large / Mid Cap Core Enhanced ETF	0 – 40%
High Dividend Stock Enhanced ETF	0 – 20%
Market Neutral ETF	0 – 20%
International ETF	0 – 30%

Timothy Partners, Ltd. (“TPL”) will determine the specific asset allocation program on a continuous basis, based on its forecast of the overall market. On each day that the Fund is open for business, TPL will review the asset allocation program and reallocate, as necessary, for any new funds invested in the Fund. The Advisor also will reallocate the Fund’s investments in the Traditional Funds at the end of each fiscal quarter to maintain the asset allocation program.

DESCRIPTION OF OUR FUNDS

PROSPECTUS (CLASS A & C) / 87

The Fund is subject to the following Principal Risks:

General Risk. As with most other mutual funds, you can lose money by investing in the Fund. Share prices fluctuate from day-to-day, and when you sell your shares, they may be worth less than you paid for them.

Portfolio Risk. The Fund is indirectly subject to the following risks that are inherent in the Traditional Funds in which the Fund invests.

Commodities-based Exchange Traded Funds Risk. Commodity ETFs invest in Physical Commodities and/or Commodity Futures Contracts which Contracts are highly leveraged investment vehicles, and therefore generally considered to be high risk. By investing in underlying funds holding Commodity ETFs, the Fund assumes portions of that risk. ETFs may only purchase commodities futures contracts (the buy side), therefore the risks include missing opportunities to realize gains by shorting futures contracts (the sell side) in deflationary economic periods. It is possible an underlying Fund’s entire ETF investment could be lost. Also, ETF’s have expenses associated with them, and although indirect, these expenses may cause the Fund’s return to be lower.

Country-Specific Risk. One underlying fund invests in Israeli securities, and Israel is subject to unique political and economic risks. As a result, Israeli securities can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The investments in the securities of Israel may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies or funds that invest across a larger spectrum of the foreign market. This is because the securities market in Israel is relatively small, with a limited number of companies representing a smaller number of industries. Israeli issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country.

Credit Risk. If investment grade bonds are downgraded in credit rating or go into default, the result could be a loss of value, and the Fund could lose money. The degree of risk for a particular security may or may not be reflected in its credit rating. Bonds that are unrated, or rated BBB by Standard & Poor’s at the time of purchase, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities. High yield securities are subject to greater risk of loss than investment grade securities. Unrated bonds or bonds rated BB or lower by Standard & Poor’s at the time of purchase, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities.

Currency Risk. Securities represented by ADRs are foreign stocks denominated in non-U.S. currency, and there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the investments in foreign securities. For securities that are foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the investments in foreign securities.

Emerging Market Risk. Investments in the securities of emerging countries may experience more rapid and extreme changes in value than investments solely in securities of U.S. companies and investments in a larger spectrum of the foreign market. This is because the securities markets in some emerging countries are relatively small, with a limited number of companies representing a smaller number of industries. Issuers in emerging countries are frequently not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect investments in emerging foreign countries.

Equity Market Risk. Overall, stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Exchange Traded Fund Risk. An ETF may trade at a discount to its net asset value. Investors indirectly bear fees and expenses charged by the underlying ETFs in addition to the Fund’s direct fees and expenses. There are also brokerage costs incurred when purchasing ETFs. In addition, losses of the underlying ETF and the level of risk arising from the investment practices of an underlying ETF may impact returns.

Excluded Security Risk. Because the underlying Funds do not invest in Excluded Securities (including certain REITs), and will divest themselves of securities that are subsequently discovered to be ineligible, the Fund may be riskier than similar funds that invest in underlying funds that invest in broader arrays of securities.

Fixed Income Risk. Fixed income securities will increase or decrease in value based on changes in interest rates. If rates increase, fixed income securities generally will decline, and those securities with longer terms generally will decline more. Your investment will decline in value if the value of fixed income securities decrease. There is a risk that issuers and counterparties will not make payments on fixed income securities and repurchase agreements. Such defaults could result in losses to the Fund.

DESCRIPTION OF OUR FUNDS

PROSPECTUS (CLASS A & C) / 88

Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments and may experience more rapid and extreme changes in value than investments solely in securities of U.S. companies. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Foreign accounting may be less transparent than U.S. accounting practices and foreign regulation may be inadequate or irregular. Underlying Funds owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities.

Growth Risk. Some underlying Funds invest in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If a portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

High Portfolio Turnover Risk. Higher portfolio turnover rates may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance.

High Yield Security Risk. Investments in fixed income securities that are rated below investment grade (“high yield securities”) by one or more Nationally Recognized Statistical Rating Organizations (NRSROs) may be subject to greater risk of loss of principal and interest than investments in higher-rated fixed income securities. High yield securities are also generally considered to be subject to greater market risk than higher-rated securities. The capacity of issuers of high yield securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, high yield securities may be more susceptible to real or perceived adverse economic conditions than higher-rated securities. The market for high yield securities may be less liquid than the market for higher-rated securities. This can adversely affect an underlying Fund’s ability to buy or sell optimal quantities of high yield securities at desired prices.

Interest Rate Risk. When interest rates rise, bond prices fall; the higher an underlying Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the underlying Fund is to interest rate risk.

Investing In Other Funds Risk. The Fund invests in the securities of other investment companies. To the extent that the Fund invests in other mutual funds, exchange traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund’s return to be lower.

Issuer-Specific Risk. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Larger Company Investing Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Management Risk. An Advisor’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which an underlying Fund invests may prove to be incorrect. The Fund may experience losses regardless of the overall performance of the market.

Mid-Sized Company Investing Risk. Investing in mid-sized companies often involves greater risk than investing in larger companies. Mid-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of mid-sized companies, therefore, tend to be more volatile than the securities of larger, more established companies. Mid-sized company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a mid-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

Municipal Securities Risk. The power or ability of an issuer to make principal and interest payments on municipal securities may be materially adversely affected by economic conditions, litigation or other factors. An underlying Fund’s right to receive principal and interest payments may be subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, as wells as laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal and/or interest or imposing other constraints upon the enforcement of such obligations. In addition, substantial changes in federal income tax laws could cause municipal security prices to decline because the demand for municipal securities is strongly influenced by the value of tax exempt income to investors.

DESCRIPTION OF OUR FUNDS

PROSPECTUS (CLASS A & C) / 89

Non-Diversification Risk. Because the underlying Funds may invest in a smaller number of securities, adverse changes to a single security might have a more pronounced negative effect on a Fund than if the Fund’s investments were more widely distributed.

Precious Metals Risk. The Fund’s gold and silver may be subject to loss, damage, theft, or restriction on access, and the Fund’s recovery may be limited, even in the event of fraud, to the market value of the metals at the time the fraud is discovered. International crises may motivate large-scale sales of precious metals which could decrease their prices and adversely affect the value of the Shares. The price of metals may also be adversely affected by the sale of gold or silver by ETFs or other exchange traded vehicles tracking the precious metals markets. In the event of the insolvency of the Custodian, a liquidator may seek to freeze access to the metals held in all of the accounts held by the Custodian, including the Fund’s Allocated Account. Although the Fund would retain legal title to the allocated gold and silver bars, the Fund could incur expenses in connection with obtaining control of the allocated gold or silver, and the assertion of a claim by such liquidator for unpaid fees could delay redemptions.

Real Estate Investment Trust Risk. To the extent underlying Funds invest in real estate investment trusts, the Fund is subject to risks experienced in real estate ownership, real estate financing, or both. As the economy is subjected to a period of economic deflation or interest rate increases, the demand for real estate may fall, causing a decline in the value of real estate owned. Also, as interest rates increase, the values of existing mortgages fall. The higher the duration (a calculation reflecting time risk, taking into account the average maturity of the mortgages) of the mortgages held in REITs owned by underlying Funds, the more sensitive the Fund is to interest rate risks. The underlying Funds are also subject to credit risk; the Fund could lose money if mortgagors default on mortgages held in the REITs.

Sector Risk. If certain industry sectors or types of securities don’t perform as well as the managers of the underlying Funds expect, the Fund’s performance could suffer.

Small Cap Company Risk. Smaller capitalization companies may experience higher failure rates than do larger capitalization companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Such companies may have limited product lines, markets or financial resources and may lack management depth. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies, and therefore may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger capitalization companies. Some small capitalization stocks may be illiquid. These risks may be enhanced for micro-cap securities. Many micro-cap companies tend to be new and have no proven track record. Some of these companies have no assets or operations, while others have products and services that are still in development or have yet to be tested in the market. Because micro-cap stocks trade in low volumes, any size of trade can have a large percentage impact on the price of the stock.

Sovereign Debt Risk. The underlying Funds may invest in sovereign debt obligations. Investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the underlying Funds’ net asset values, may be more volatile than prices of U.S. debt obligations.

Stock Market Risk. The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

Treasury-Inflation Protected Securities Risk. Because the real rate of return offered by TIPS, which represents the growth of purchasing power, is guaranteed by the Federal Government, TIPS may offer a lower return than other fixed income instruments that do not have such guarantees. Other conventional bond issues may offer higher yields.

Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock may never appreciate to the extent expected.

DESCRIPTION OF OUR FUNDS

PROSPECTUS (CLASS A & C) / 90

Investing In Other Funds Risk. The Fund invests in the securities of other investment companies. To the extent that the Fund invests in other mutual funds, exchange traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund’s return to be lower.

Cybersecurity Risks. The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its NAV; impediments to trading; the inability of the Fund, the Advisor, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Funds’ SAI for Class A and Class C shares. It is also available on the Fund’s website, fund.timothyplan.com.

Conservative Growth Fund

The Fund’s investment objective is to generate medium to high levels of long-term capital growth. The Fund attempts to achieve its investment strategy by normally investing at least 75% of its total assets in the following Traditional Funds according to the following approximate range of percentages:

tIMOTHY pLAN tRADITIONAL fUNDS	% of Fund’s Net Assets Invested in Traditional Fund
Fixed Income	20 – 40%
High Yield Bond	5 – 15%
International	0 – 20%
Defensive Strategies	5 – 30%

tIMOTHY pLAN Exchange Traded fUNDS	% of Fund’s Net Assets Invested in ETFS
US Small Cap Core ETF	0 – 15%
US Large / Mid Cap Core Enhanced ETF	0 – 30%
High Dividend Stock Enhanced ETF	0 – 25%
Market Neutral ETF	0 – 30%
International ETF	0 – 25%

Timothy Partners, Ltd. (“TPL”) will determine the specific asset allocation program on a continuous basis, based on its forecast of the overall market. On each day that the Fund is open for business, TPL will review the asset allocation program and reallocate, as necessary, for any new funds invested in the Fund. The Advisor also will reallocate the Fund’s investments in the Traditional Funds at the end of each fiscal quarter to maintain the asset allocation program.

The Fund is subject to the following Principal Risks:

DESCRIPTION OF OUR FUNDS

PROSPECTUS (CLASS A & C) / 91

General Risk. As with most other mutual funds, you can lose money by investing in the Fund. Share prices fluctuate from day-to-day, and when you sell your shares, they may be worth less than you paid for them.

Portfolio Risk. The Fund is indirectly subject to the following risks that are inherent in the Traditional Funds in which the Fund invests.

Commodities-based Exchange Traded Funds Risk. Commodity ETFs invest in Physical Commodities and/or Commodity Futures Contracts which Contracts are highly leveraged investment vehicles, and therefore generally considered to be high risk. By investing in underlying funds holding Commodity ETFs, the Fund assumes portions of that risk. ETFs may only purchase commodities futures contracts (the buy side), therefore the risks include missing opportunities to realize gains by shorting futures contracts (the sell side) in deflationary economic periods. It is possible an underlying Fund’s entire ETF investment could be lost. Also, ETF’s have expenses associated with them, and although indirect, these expenses may cause the Fund’s return to be lower.

Country-Specific Risk. One underlying fund invests in Israeli securities, and Israel is subject to unique political and economic risks. As a result, Israeli securities can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The investments in the securities of Israel may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies or funds that invest across a larger spectrum of the foreign market. This is because the securities market in Israel is relatively small, with a limited number of companies representing a smaller number of industries. Israeli issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country.

Credit Risk. If investment grade bonds are downgraded in credit rating or go into default, the result could be a loss of value, and the Fund could lose money. The degree of risk for a particular security may or may not be reflected in its credit rating. Bonds that are unrated, or rated BBB by Standard & Poor’s at the time of purchase, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities. High yield securities are subject to greater risk of loss than investment grade securities. Unrated bonds or bonds rated BB or lower by Standard & Poor’s at the time of purchase, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities.

Currency Risk. Securities represented by ADRs are foreign stocks denominated in non-U.S. currency, and there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the investments in foreign securities. For securities that are foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the investments in foreign securities.

Emerging Market Risk. Investments in the securities of emerging countries may experience more rapid and extreme changes in value than investments solely in securities of U.S. companies and investments in a larger spectrum of the foreign market. This is because the securities markets in some emerging countries are relatively small, with a limited number of companies representing a smaller number of industries. Issuers in emerging countries are frequently not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect investments in emerging foreign countries.

Equity Market Risk. Overall, stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Exchange Traded Fund Risk. An ETF may trade at a discount to its net asset value. Investors indirectly bear fees and expenses charged by the underlying ETFs in addition to the Fund’s direct fees and expenses. There are also brokerage costs incurred when purchasing ETFs. In addition, losses of the underlying ETF and the level of risk arising from the investment practices of an underlying ETF may impact returns.

Excluded Security Risk. Because the underlying Funds do not invest in Excluded Securities (including certain REITs), and will divest themselves of securities that are subsequently discovered to be ineligible, the Fund may be riskier than similar funds that invest in underlying funds that invest in broader arrays of securities.

Fixed Income Risk. Fixed income securities will increase or decrease in value based on changes in interest rates. If rates increase, fixed income securities generally will decline, and those securities with longer terms generally will decline more. Your investment will decline in value if the value of fixed income securities decrease. There is a risk that issuers and counterparties will not make payments on fixed income securities and repurchase agreements. Such defaults could result in losses to the Fund.

DESCRIPTION OF OUR FUNDS

PROSPECTUS (CLASS A & C) / 92

Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments and may experience more rapid and extreme changes in value than investments solely in securities of U.S. companies. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Foreign accounting may be less transparent than U.S. accounting practices and foreign regulation may be inadequate or irregular. Underlying Funds owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities.

Growth Risk. Some underlying Funds invest in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If a portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

High Portfolio Turnover Risk. Higher portfolio turnover rates may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance.

High Yield Security Risk. Investments in fixed income securities that are rated below investment grade (“high yield securities”) by one or more Nationally Recognized Statistical Rating Organizations (NRSROs) may be subject to greater risk of loss of principal and interest than investments in higher-rated fixed income securities. High yield securities are also generally considered to be subject to greater market risk than higher-rated securities. The capacity of issuers of high yield securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, high yield securities may be more susceptible to real or perceived adverse economic conditions than higher-rated securities. The market for high yield securities may be less liquid than the market for higher-rated securities. This can adversely affect an underlying Fund’s ability to buy or sell optimal quantities of high yield securities at desired prices.

Interest Rate Risk. When interest rates rise, bond prices fall; the higher an underlying Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the underlying Fund is to interest rate risk.

Investing In Other Funds Risk. The Fund invests in the securities of other investment companies. To the extent that the Fund invests in other mutual funds, exchange traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund’s return to be lower.

Issuer-Specific Risk. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Larger Company Investing Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Management Risk. An Advisor’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which an underlying Fund invests may prove to be incorrect. The Fund may experience losses regardless of the overall performance of the market.

Mid-Sized Company Investing Risk. Investing in mid-sized companies often involves greater risk than investing in larger companies. Mid-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of mid-sized companies, therefore, tend to be more volatile than the securities of larger, more established companies. Mid-sized company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a mid-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

Municipal Securities Risk. The power or ability of an issuer to make principal and interest payments on municipal securities may be materially adversely affected by economic conditions, litigation or other factors. An underlying Fund’s right to receive principal and interest payments may be subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, as wells as laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal and/or interest or imposing other constraints upon the enforcement of such obligations. In addition, substantial changes in federal income tax laws could cause municipal security prices to decline because the demand for municipal securities is strongly influenced by the value of tax exempt income to investors.

DESCRIPTION OF OUR FUNDS

PROSPECTUS (CLASS A & C) / 93

Non-Diversification Risk. Because the underlying Funds may invest in a smaller number of securities, adverse changes to a single security might have a more pronounced negative effect on a Fund than if the Fund’s investments were more widely distributed.

Precious Metals Risk. The Fund’s gold and silver may be subject to loss, damage, theft, or restriction on access, and the Fund’s recovery may be limited, even in the event of fraud, to the market value of the metals at the time the fraud is discovered. International crises may motivate large-scale sales of precious metals which could decrease their prices and adversely affect the value of the Shares. The price of metals may also be adversely affected by the sale of gold or silver by ETFs or other exchange traded vehicles tracking the precious metals markets. In the event of the insolvency of the Custodian, a liquidator may seek to freeze access to the metals held in all of the accounts held by the Custodian, including the Fund’s Allocated Account. Although the Fund would retain legal title to the allocated gold and silver bars, the Fund could incur expenses in connection with obtaining control of the allocated gold or silver, and the assertion of a claim by such liquidator for unpaid fees could delay redemptions.

Real Estate Investment Trust Risk. To the extent underlying Funds invest in real estate investment trusts, the Fund is subject to risks experienced in real estate ownership, real estate financing, or both. As the economy is subjected to a period of economic deflation or interest rate increases, the demand for real estate may fall, causing a decline in the value of real estate owned. Also, as interest rates increase, the values of existing mortgages fall. The higher the duration (a calculation reflecting time risk, taking into account the average maturity of the mortgages) of the mortgages held in REITs owned by underlying Funds, the more sensitive the Fund is to interest rate risks. The underlying Funds are also subject to credit risk; the Fund could lose money if mortgagors default on mortgages held in the REITs.

Sector Risk. If certain industry sectors or types of securities don’t perform as well as the managers of the underlying Funds expect, the Fund’s performance could suffer.

Small Cap Company Risk. Smaller capitalization companies may experience higher failure rates than do larger capitalization companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Such companies may have limited product lines, markets or financial resources and may lack management depth. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies, and therefore may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger capitalization companies. Some small capitalization stocks may be illiquid. These risks may be enhanced for micro-cap securities. Many micro-cap companies tend to be new and have no proven track record. Some of these companies have no assets or operations, while others have products and services that are still in development or have yet to be tested in the market. Because micro-cap stocks trade in low volumes, any size of trade can have a large percentage impact on the price of the stock.

Sovereign Debt Risk. The underlying Funds may invest in sovereign debt obligations. Investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the underlying Funds’ net asset values, may be more volatile than prices of U.S. debt obligations.

Stock Market Risk. The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

Treasury-Inflation Protected Securities Risk. Because the real rate of return offered by TIPS, which represents the growth of purchasing power, is guaranteed by the Federal Government, TIPS may offer a lower return than other fixed income instruments that do not have such guarantees. Other conventional bond issues may offer higher yields.

Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock may never appreciate to the extent expected.

Cybersecurity Risks. The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches.

DESCRIPTION OF OUR FUNDS

PROSPECTUS (CLASS A & C) / 94

Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its NAV; impediments to trading; the inability of the Fund, the Advisor, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Funds’ SAI for Class A and Class C shares. It is also available on the Fund’s website, fund.timothyplan.com.

DESCRIPTION OF OUR FUNDS

PROSPECTUS (CLASS A & C) / 95

Section 3 | Who Manages Your Money

To help you understand how the Funds’ assets are managed, this section includes a detailed discussion of the Funds’ Investment Advisor and each Investment Manager. For a more complete discussion of these matters, please consult the Statement of Additional Information, which is available by calling (800) 846-7526 or by visiting Timothy Plan’s website at fund.timothyplan.com.

The Investment Advisor

TIMOTHY PARTNERS, LTD.

Timothy Partners, Ltd. (“TPL”), 1055 Maitland Center Commons Boulevard, Maitland, FL 32751, is a Florida limited partnership organized on December 6, 1993, and is registered with the Securities and Exchange Commission as an investment advisor. TPL supervises the investment of the assets of each Fund in accordance with the objectives, policies and restrictions of the Trust. TPL approves the portfolio of securities selected by the Investment Managers. To determine which securities are Excluded Securities, TPL utilizes an affiliated company to conduct its research, and consults a number of Christian ministries on these issues. TPL retains the right to change the sources from whom it acquires its information, at its discretion. TPL has been the advisor to the Funds since their inceptions.

For its advisory services, TPL is paid an annual fee equal to 0.85% on the Small Cap Value Fund, 0.85% on the Large/Mid Cap Value Fund, 0.85% on the Aggressive Growth Fund, 0.85% on the Large/Mid Cap Growth Fund, 1.00% on the International Fund, 0.60% on the Fixed Income Fund, 0.60% on the High Yield Bond Fund, 1.00% on the Israel Common Values Fund, 0.60% on the Defensive Strategies Fund, 0.85% on the Growth & Income Fund and 0.65% on both the Strategic Growth Fund and the Conservative Growth Fund.

As of September 30, 2022, TPL managed approximately $ 1.769 billion in Timothy Plan Fund Assets.

Contractual Fee Waivers

Timothy Partners, Ltd (“TPL”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed income mutual funds and exchange-traded funds managed by TPL or its affiliates that have a contractual management fee, through January 28, 2024. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

With respect to the Fund, TPL has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses to the amounts noted in the table below.

TPL has entered into a sub-advisory agreement with the Sub-Adviser. Under the sub-advisory agreement, TPL pays the Sub-Adviser for services it provides for that portion of the Fund for which it acts as sub-adviser a fee equal to a percentage of the management fee paid to TPL under the Management Agreement.

A discussion of the basis for the Board’s approval of the Management Agreement with TPL is included in the Fund’s annual shareholder report for the fiscal year ended September 30, 2022. A discussion of the basis for the Board’s approval of the sub-advisory agreement with the sub-adviser is included in the Fund’s semi-annual shareholder report for the fiscal period ending March 31, 2022.

The additional voluntary fee waivers may fluctuate or be discontinued by the Advisor at any time without notice; however, the Advisor currently anticipates maintaining the waiver for a minimum period of six months from the effective date. Please note that the removal of the voluntary waiver will lead to increased expenses which will impact the Fund’s yield.

WHO MANAGES YOUR MONEY

PROSPECTUS (CLASS A & C) / 96

 COVENANT FUNDS, INC.

Covenant Funds, Inc., a Florida corporation (“CFI”), is the managing general partner of TPL. Arthur D. Ally is President, Chairman and Trustee of the Trust, as well as President and 54% shareholder of CFI. Mr. Ally had over eighteen years of experience in the investment industry prior to founding TPL, having worked for Prudential Bache, Shearson Lehman Brothers and Investment Management & Research. Some or all of these firms may be utilized by an Investment Manager to execute portfolio trades for a Fund. Neither Mr. Ally nor any affiliated person of the Trust will receive any benefit from such transactions.

The Investment Managers

TPL, with the Trust’s consent, has engaged the services of the Investment Managers described below to provide day-to-day investment advisory services to certain of the Funds. TPL pays all fees charged by the Investment Managers for such services.

A discussion of the considerations employed by the Board of Trustees (the “Board”) in their approval of TPL as Advisor to the Trust, and each Investment Manager as manager of the Funds in 2022, is available in the Funds’ semi-annual report dated March 31, 2022.

The Statement of Additional Information (“SAI”) for the Trust’s Class A and Class C Shares, dated January 31, 2023, contains additional information about the compensation paid to the portfolio managers, other accounts and account types managed by the Advisor and Investment Managers, and ownership of Fund shares. The SAI is available upon request at no charge. To receive a copy of the SAI you may request one by calling the Funds at (800) 846-7526.

CHARTWELL INVESTMENT PARTNERS

Chartwell Investment Partners (“Chartwell”), 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312, serves as Investment Manager to the Aggressive Growth Fund and the Large/Mid Cap Growth Fund. Chartwell Investment Partners, LLC, is a Berwyn, Pennsylvania based investment firm, founded in 1997, focusing on institutional, sub-advisory and private client relationships.

Chartwell is an independent affiliate and subsidiary of Raymond James Investment Management, the asset management subsidiary of Raymond James, Inc. (NYSE: RJF) which is based in St. Petersburg, Florida.

WHO MANAGES YOUR MONEY

PROSPECTUS (CLASS A & C) / 97

The Large/Mid Cap Growth Fund and Aggressive Growth Fund is managed by the team of Frank L. Sustersic and Peter M. Schofield each of whom participate in the investment decision process during meetings in which the team determines the allocation of securities held in the portfolio. Each has authority to direct trading activity in the Fund.

●	Frank L. Sustersic, CFA, is a Managing Partner and Senior Portfolio Manager for the Fund and has been in the investments arena since 1989.

●	Peter M. Schofield, CFA, is a Senior Portfolio Manager to the Fund and has been in the investment arena since 1996.

As of September 30, 2022, Chartwell managed approximately $10 billion in client assets.

EAGLE GLOBAL ADVISORS, LLC

Eagle Global Advisors, LLC (“Eagle”), 1330 Post Oak Blvd., Suite 300, Houston, TX 77056 is the Investment Manager for the International Fund and the Israel Common Values Fund. Eagle was founded in 1996 and is owned by its employees. The senior members discussed below have worked together since 1992. Eagle has provided investment management services and advice in the international sector since its founding.

The International Fund is team managed, with each member of the team assuming responsibility for a geographic area of the globe, and specific market sectors within that geographic area. The senior and founding partners of the firm are members of the team responsible for the Fund’s management.

●	Edward R. Allen, III, PhD., CFA, Senior Partner. Allen is a portfolio manager and serves as a member of the International investment committee. Prior to founding Eagle, Allen was employed by Eagle Management & Trust Company. Before entering the investment advisory business, he served as an assistant professor of economics at the University of Houston. He earned a Bachelor’s degree in engineering from Princeton University and a Ph.D. in economics from the University of Chicago. Allen holds the Chartered Financial Analyst designation and is also a member of the American Finance Association, the CFA Institute, and the CFA Society of Houston.

●	Steven S. Russo, Senior Partner. Russo is a portfolio manager and serves as a member of the International investment committee. Prior to founding Eagle, Russo was employed by Eagle Management & Trust Company and Criterion Investment Management Company. Russo earned a Bachelor’s degree in finance from the University of Texas and an MBA from Rice University. Russo also serves as a Board Member of the M.A. Wright Fund at Rice University’s Jones School of Management.

●	John F Gualy, CFA, Senior Partner. Gualy serves as a portfolio manager and serves as co-Chairman of the International investment committee. Prior to founding Eagle, Gualy was employed by Eagle Management & Trust Company and as director of research for Continental Intervest. He earned a Bachelor’s degree in economics from the University of Texas and an MBA from Rice University. Gualy holds the Chartered Financial Analyst designation, is a member of the CFA Institute and is a former President and Director of the CFA Society of Houston. He also served as an Adjunct Professor at Rice University’s Jones Graduate School of Business teaching an MBA class on Stock Analysis.

●	Brian S. Quattrucci, CFA, Senior Vice President. Quattrucci serves a portfolio manager and serves as co-Chairman of the International investment committee. His responsibilities include serving as a global research analyst covering equities across various sectors and regions as well as leading the efforts in creating and monitoring the quantitative tools used in the International equity investment research process. Prior to joining Eagle, Brian was employed by Fidelity Investments where he served as a mutual fund accounting manager. He earned a bachelor’s degree in Business Administration from Bryant College and an MBA from Rice University. Brian holds the Chartered Financial Analyst designation and is also a member of the CFA Institute and the CFA Society of Houston.

The Israel Common Values Fund is team managed, with each member of the team assuming responsibility for a specific market sector. The senior and founding partners of the firm sit on the team responsible for the Fund’s management.

●	Edward R. Allen, III, PhD., CFA, Senior Partner. Allen is a portfolio manager and serves as a member of the International investment committee. Prior to founding Eagle, Allen was employed by Eagle Management & Trust Company. Before entering the investment advisory business, he served as an assistant professor of economics at the University of Houston. He earned a Bachelor’s degree in engineering from Princeton University and a Ph.D. in economics from the University of Chicago. Allen holds the Chartered Financial Analyst designation and is also a member of the American Finance Association, the CFA Institute, and the CFA Society of Houston.

WHO MANAGES YOUR MONEY

PROSPECTUS (CLASS A & C) / 98

●	Steven S. Russo, Senior Partner. Russo is a portfolio manager and serves as a member of the International investment committee. Prior to founding Eagle, Russo was employed by Eagle Management & Trust Company and Criterion Investment Management Company. Russo earned a Bachelor’s degree in finance from the University of Texas and an MBA from Rice University. Russo also serves as a Board Member of the M.A. Wright Fund at Rice University’s Jones School of Management.

●	John F. Gualy, CFA, Senior Partner. Gualy serves as a portfolio manager and serves as co-Chairman of the International investment committee. Prior to founding Eagle, Gualy was employed by Eagle Management & Trust Company and as director of research for Continental Intervest. He earned a Bachelor’s degree in economics from the University of Texas and an MBA from Rice University. Gualy holds the Chartered Financial Analyst designation, is a member of the CFA Institute and is a former President and Director of the CFA Society of Houston. He also served as an Adjunct Professor at Rice University’s Jones Graduate School of Business teaching an MBA class on Stock Analysis.

●	Brian S. Quattrucci, CFA, Senior Vice President. Quattrucci serves a portfolio manager and serves as co-Chairman of the International investment committee. His responsibilities include serving as a global research analyst covering equities across various sectors and regions as well as leading the efforts in creating and monitoring the quantitative tools used in the International equity investment research process. Prior to joining Eagle, Brian was employed by Fidelity Investments where he served as a mutual fund accounting manager. He earned a bachelor’s degree in Business Administration from Bryant College and an MBA from Rice University. Brian holds the Chartered Financial Analyst designation and is also a member of the CFA Institute and the CFA Society of Houston.

●	Allen Russo and John Gualy sat on the team responsible for the development of the Eagle security ranking model.

As of September 30, 2022, Eagle managed approximately $1.7 billion in client assets.

WESTWOOD MANAGEMENT CORP.

Westwood Management Corp. (“Westwood”), 200 Crescent Court, Suite 1200, Dallas, TX 75201, is the Investment Manager responsible for the day-to-day activities of the Large/Mid Cap Value and Small Cap Value Funds’ assets. Westwood Holdings Group, Inc., a public company listed on the New York Stock Exchange (“WHG”), is the parent company of Westwood. Susan M. Byrne founded Westwood and currently serves as the Vice Chairman of the Board of Directors of Westwood Holdings Group, Inc.

The Large/Mid Cap Value Fund Westwood utilizes a team of portfolio managers who are responsible for the day-to-day recommendations regarding the investment of the Large/Mid Cap Value Fund’s portfolio.

●	Matthew R. Lockridge has served as Senior Vice President, Head of U.S. Value for Westwood since February 2022. Prior to this appointment, he served Westwood as Senior Vice President, Co-Director of Equity Portfolios from 2018 to 2022, as Senior Vice President, Research Analyst from 2015 to 2018, and as Vice President, Research Analyst from 2010 to 2015. Lockridge has served on the portfolio team for the Timothy Plan Large/Mid Cap Value Fund since December 2012 and on the Timothy Plan Small Cap Value Fund since December 2010.

●	William D. Sheehan, CFA® has served as Vice President, Research Analyst for Westwood since March 2019. Prior to this appointment, he served Westwood as Associate Vice President, Research Analyst from 2018 to 2019. Sheehan has served on the portfolio team for the Timothy Plan Large/Mid Cap Value Fund since September 2019.

●	Lauren C. Hill, CFA® has served as Senior Vice President, Research Analyst for Westwood since February 2022. Prior to this appointment, she served Westwood as Vice President, Research Analyst from 2017 to 2022, and as Associate Vice President, Research Analyst from 2015 to 2017. Hill has served on the portfolio team for the Timothy Plan Large/Mid Cap Value Fund since August 2020.

●	Michael H. Wall has served as Vice President, Research Analyst for Westwood since March 2015. Prior to this appointment, he served Westwood as Associate Vice President, Research Analyst from 2010 to 2015. Wall has served on the portfolio team for the Timothy Plan Large/Mid Cap Value Fund since February 2022.

The Small Cap Value Fund. Westwood utilizes a team of portfolio managers who are responsible for the day-to-day recommendations regarding the investment of the Small Cap Value Fund’s portfolio. In addition to Matthew Lockridge listed above, the other team members include William Costello and Frederic Rowsey.

●	William E. Costello, CFA® has served as Senior Vice President, Director of Equity Portfolios for Westwood since February 2022. Prior to this appointment, he served Westwood as Senior Vice President, Co-Director of Equity Portfolios from 2018 to 2022, and as Senior Vice President, Senior Research Analyst from 2010 to 2018. Costello has served on the portfolio team for the Timothy Plan Small Cap Value Fund since December 2010.

WHO MANAGES YOUR MONEY

PROSPECTUS (CLASS A & C) / 99

●	Frederic G. Rowsey, CFA® has served as Vice President and Research Analyst for Westwood since February 2018. Prior to this appointment, he served Westwood as Associate Vice President, Research Analyst from 2015 to 2018, as Research Analyst from 2013 to 2015, and as Research Associate from 2010 to 2013. Rowsey has served on the portfolio team for the Timothy Plan Small Cap Value Fund since December 2013.

As of September 30, 2022, Westwood Management Corp. managed approximately $8.7 billion in client assets.

CHILTON CAPITAL MANAGEMENT, LLC

Chilton Capital Management, LLC (“Chilton”), 1177 West Loop South, Suite 1750, Houston, TX, is the investment Manager for the REIT allocation of the Defensive Strategies Fund. Chilton was founded in 1996 and its primary owner is Knapp Brothers, LLC. The primary owners of Knapp Brothers, LLC are Messrs. David M. Underwood, Jr. and A. John Knapp, Jr. Chilton is managed and controlled under the direction of its Board of Managers, which is comprised of David M. Underwood, Jr., as Chairman, Brandon J. Frank, John E. Robertson, Laura L. Genung, and Timothy J. Lootens (collectively, the “Board of Managers”).

The Defensive Strategies Fund REIT allocation is managed by:

●	Co-portfolio managers, Bruce G. Garrison has over 50 years of experience as a portfolio manager/analyst and Matthew R. Werner has 16 years of experience as a portfolio manager/analyst, are responsible for investment decisions for the REIT allocation.

As of September 30, 2022, Chilton managed approximately $1.7 billion in client assets.

CORECOMMODITY MANAGEMENT, LLC

CoreCommodity Management, LLC, formerly Jefferies Asset Management, LLC (“CORE”), 680 Washington Boulevard, 11th Floor, Stamford, CT 06901 serves as Investment Manager to the Commodities allocation of the Defensive Strategies Fund. Founded in 2003, CORE commenced trading on behalf of the Fund in September 2011.

The Defensive Strategies Fund commodities allocation is managed by:

●	Adam De Chiara Co-President of CORE, who is responsible for all investment decisions for the commodities allocation.

●	As of September 30, 2022, CORE managed approximately $10 billion in client assets.

BARROW, HANLEY, MEWHINNEY & STRAUSS, LLC

Barrow, Hanley, Mewhinney and Strauss, LLC (“Barrow Hanley”), 2200 Ross Avenue, 31st Floor, Dallas, TX 75201, serves as Investment Manager to the Fixed Income Fund and the High Yield Bond Fund. Barrow Hanley also serves as Debt Instrument Sector Manager to the Defensive Strategies Fund. Barrow Hanley also serves as the Fixed Income Sector Manager to the Growth and Income Fund. Barrow Hanley was founded in 1979 as a registered investment advisor and has provided investment advisory services to institutional and individual investors since that time. Perpetual Limited (ASX:PPT), an Australian financial services company, holds a 75% interest in Barrow Hanley.

The Fixed Income Fund and the Fixed Income Allocation of the Growth and Income Fund utilizes a team of investment professionals who are responsible for the day-to-day recommendations regarding the investment of these Funds portfolios.

●	Mark C. Luchsinger, CFA (1) , joined Barrow Hanley in 1997. He currently serves as a portfolio manager/analyst, specializing in investment grade and high yield corporate bond strategies and is the lead portfolio manager for our Core and Core Plus strategies. He is also a generalist in investment grade and high yield credit research.

●	J. Scott McDonald, CFA, joined Barrow Hanley in 1995. He currently serves as the lead portfolio manager for our Long Duration strategies, specializing in corporate and government bonds. He is also a generalist in investment grade fixed income credit research.

●	Deborah A. Petruzzelli joined Barrow Hanley in 2003. She serves as our structured securities portfolio manager for mortgage-backed, asset- backed, and commercial mortgage-backed securities.

WHO MANAGES YOUR MONEY

PROSPECTUS (CLASS A & C) / 100

●	Justin A. Martin, CFA joined Barrow Hanley in 2004. He serves as a portfolio manager/analysist on our investment grade fixed income strategies.

●	Matthew K. Routh, CFA joined Barrow Hanley in 2013. He serves as a portfolio manager/analysist on our investment grade fixed income strategies.

The High Yield Bond Fund utilizes a team of investment professionals who are responsible for the day-to-day recommendations regarding the investment of this Fund’s portfolio.

●	Nicholas C. Losey, CFA joined Barrow Hanley in 2018. He serves as a co-portfolio manager on our high yield and bank loan strategies.

●	Chet S. Paipanandiker joined Barrow Hanley in 2017. He serves as a co-portfolio manager on our high yield and bank loan strategies.

●	Michael A. Trahan, CFA, CPA joined Barrow Hanley in 2018. He serves as a co-portfolio manager on our high yield and bank loan strategies.

(1)	Mark C. Luchsinger, CFA is retiring and will no longer serve as a portfolio manager to the Growth and Income Fund effective April 30, 2023.

The Defensive Strategies Fund utilizes a team of investment professionals to manage the Debt Instrument Sector.

●	Mark C. Luchsinger, CFA (1), joined Barrow Hanley in 1997. He currently serves as a portfolio manager/analyst, specializing in investment grade and high yield corporate bond strategies and is the lead portfolio manager for our Core and Core Plus strategies. He is also a generalist in investment grade and high yield credit research.

●	J. Scott McDonald, CFA, joined Barrow Hanley in 1995. He currently serves as the lead portfolio manager for our Long Duration strategies, specializing in corporate and government bonds. He is also a generalist in investment grade fixed income credit research.

●	Justin A. Martin, CFA joined Barrow Hanley in 2004. He serves as a portfolio manager/analysist on our investment grade fixed-income strategies.

●	Matthew K. Routh, CFA joined Barrow Hanley in 2013. He serves as a portfolio manager/analysist on our investment grade fixed-income strategies.

(1)	Mark C. Luchsinger, CFA is retiring and will no longer serve as a portfolio manager to the Growth and Income Fund effective April 30, 2023.

As of September 30, 2022, Barrow Hanley managed approximately $39.6 billion in client assets.

A MORE COMPREHENSIVE DISCUSSION OF THE ADVISOR’S AND EACH INVESTMENT MANAGER’S ACTIVITIES, COMPENSATION, AND OTHER ACCOUNTS AND ACCOUNT TYPES MANAGED BY THE INVESTMENT MANAGERS MAY BE FOUND IN THE SAI DATED January 31, 2023. THE SAI IS AVAILABLE UPON REQUEST AT NO CHARGE BY CALLING THE FUND AT (800) 846-7526.

WHO MANAGES YOUR MONEY

PROSPECTUS (CLASS A & C) / 101

Section 4 | How You Can Buy and Sell Shares

What Share Classes We Offer

Each Fund offers you a choice of three different classes in which to invest. The main differences between each Class are sales charges and ongoing fees. Each share class in a Fund represents interests in the same portfolio of investments in that Fund. When deciding which Class of shares to purchase, you should consider your investment goals, present and future amounts you may invest in the Funds, and the length of time you intend to hold your shares. This prospectus offers Class A and C shares only. Class I shares are offered via a different Prospectus. For more information regarding the purchase of shares, contact the Trust at (800) 846-7526

CLASS A SHARES

Class A shares are offered at their public offering price, which is net asset value per Class A share plus the applicable sales charge. The sales charge varies, depending on which Fund you choose and how much you invest. There are no sales charges on reinvested distributions. For all Funds except the Fixed Income Fund and High Yield Bond Fund, the following sales charges(1) apply:

Amount Invested	As a % of Offering Price	As a % of Amount Invested	Dealer Concession as a Percentage of Offering Price
up to $50,000	5.50%	5.82%	5.00%
$50,000 to 99,999	4.50%	4.71%	4.00%
$100,000 to 249,999	3.50%	3.63%	3.00%
$250,000 to 499,999	2.50%	2.56%	2.00%
$500,000 to 999,999	1.50%	1.52%	1.00%
$1,000,000 and up (2)	0.00%	0.00%	0.00%

The following sales charges(1) apply to the Fixed Income Fund and High Yield Bond Fund:

Amount Invested	As a % of Offering Price	As a % of Amount Invested	Dealer Concession as a Percentage of Offering Price
up to $50,000	4.50%	4.71%	4.00%
$50,000 to 99,999	3.75%	3.90%	3.25%
$100,000 to 249,999	2.75%	2.83%	2.25%
$250,000 to 499,999	2.00%	2.56%	1.50%
$500,000 to 749,999	1.25%	1.27%	0.75%
$750,000 to 999,999	1.00%	1.01%	0.50%
$1,000,000 and up (3)	0.00%	0.00%	0.00%

(1)	There are no sales charges on exchanges of Class A shares of a Timothy Plan Fund for Class A shares of any other Timothy Plan Fund.

(2)	The Trust’s Distributor, Timothy Partners, Ltd., will pay a finder’s fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

(3)	The Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee of 0.50% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $4 million, and 0.25% on all amounts in excess of $4 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

HOW YOU CAN BUY AND SELL SHARES

PROSPECTUS (CLASS A & C) / 102

The Trust’s distributor will pay the appropriate dealer concession to those selected dealers who have entered into an agreement with the distributor to sell shares of the Funds. The dealer’s concession may be changed from time to time. The distributor may from time to time offer incentive compensation to dealers who sell shares of the Funds subject to sales charges, allowing such dealers to retain an additional portion of the sales load. A dealer who receives 90% or more of the sales load may be deemed to be an “underwriter” under the Securities Act of 1933, as amended.

CLASS C SHARES

Class C shares are sold at net asset value without an initial sales charge. This means that 100% of your initial investment is placed into shares of the Fund of your choice. However, Class C shares of the Traditional Funds pay an annual shareholder servicing fee of 0.25% of average daily net assets and an additional 12b-1 distribution fee of 0.75% per annum of average daily net assets. Class C shares of the Asset Allocation Funds pay an annual 12b-1 distribution fee of 0.75% of average daily net assets. Class C shares of the Asset Allocation Funds also indirectly incur an additional shareholder servicing fee of 0.25% per annum of average daily net assets resulting from the underlying Traditional Funds in which the Asset Allocation Funds invest. In order to recover commissions paid to dealers on investments in Class C shares, you will be charged a contingent deferred sales charge (“CDSC”) of 1.00% of up to the total value of your redemption if you redeem your shares within thirteen months from the date of purchase. No CDSC is charged on reinvested dividends or capital gains, amounts purchased more than thirteen months prior to the redemption, increases in the value of the shares owned, on the first redemption in an amount of ten percent (10%) or less of the initial purchase, upon the event of the death of the shareholder (unless the account is held in joint name and the survivor liquidates the shares) or shares placed in qualified plans employing a third party administrator, verified disability of the shareholder, and/or required minimum distribution (RMD).

Except as otherwise noted elsewhere in this Prospectus, Class C Shares will automatically convert to Class A Shares in the month following the 7th anniversary of the original purchase date of the Class C Shares

How to Reduce Your Sales Charge

EXEMPTIONS FROM SALES CHARGES

Accounts that purchased Class A shares on or before September 22, 1997, are not subject to sales charges in those original accounts on any future purchases of Class A shares of any Timothy Fund, including exchanges. The exemption for these accounts applies only so long as the original account is not altered, amended, transferred, conveyed or closed.

The Trust will also waive sales charges on purchases of Class A shares of any Timothy Fund by:

1.	fee-based registered investment advisors for their clients,

2.	broker/dealers with wrap fee accounts,

3.	registered investment advisors, and registered representatives and employees of broker/dealers that are members of the Master Selling Group for their own accounts, or family members of their household,

4.	trustees, directors, officers, agents, employees, and employee-related accounts of the Trust or any entity which provides services to the Timothy Plan pursuant to a written agreement for such services approved by the Board,

5.	financial intermediaries who have entered into an agreement with the Fund’s distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers.

The Trust may also, in its sole discretion, waive sales charges on purchases of Class A shares:

1.	by churches purchasing directly from the Fund(s) for their own accounts,

2.	by religious-based charitable organizations and foundations purchasing directly from the Fund(s) for themselves, for an organization’s retirement plan that places either (i) 200 or more participants or (ii) $300,000 or more of combined participant initial assets into the Funds (the Trust, in its sole discretion, may lower these minimums),

3.	by shareholders of Timothy Plan Funds who have liquidated shares and are repurchasing shares in any Timothy Plan Fund within 90 days of the liquidation,

4.	under circumstances in which the waiving of such charges are deemed by the Trust to be in the best interests of the Trust and its shareholders.

For purchasers that qualify for sales load waivers, Class A shares will be purchased at net asset value.

HOW YOU CAN BUY AND SELL SHARES

PROSPECTUS (CLASS A & C) / 103

REDUCED SALES CHARGES

You may qualify for a reduced sales charge by aggregating the higher of the original purchase or the most recent net asset values of all the load shares you and your related accounts previously purchased and currently hold in any Fund with the dollar amount of shares to be purchased. For example, if you and your related accounts already owned Class A or Class C shares in one or more of the Funds with aggregate purchases or current value of $950,000 at the close of business on the day your order to purchase is received, and you decided to purchase an additional $60,000 of Class A shares of any load Fund, there would be no sales charge on that purchase because with the additional purchase, you will have accumulated more than $1,000,000 in all load Funds of the Trust. Related accounts include and are limited to accounts established by or for you, your parents, in-laws, spouse, children, or grandchildren, including trust, beneficiary and grantor accounts. Related accounts also include participants in their individual employer-sponsored retirement programs. It may be necessary to notify the Fund of related accounts providing the account numbers of the related accounts, or the name of the retirement plan if applicable, to be certain you receive the appropriate break point discount. To ensure the charges assessed against your account are at the appropriate breakpoint level, you should retain any records necessary to substantiate historical costs because the Fund, its transfer agent, and financial intermediaries may not maintain this information.

REINSTATEMENTS

You may request reinstatement (the repurchase of Fund shares after having liquidated them earlier) at any time after the liquidation of Class A Fund shares, but only if the proceeds of the liquidation have been invested for the entire period in the Timothy Plan designated money market fund. For more information about the Timothy Plan designated money market fund please call the Trust at Ultimus Fund Solutions, LLC (1) at (800)-662-0201. Reinstatements are at NAV up to the dollar amount liquidated. Reinstatement purchases are available for any Fund repurchased, regardless of which Fund was liquidated. Reinstatement purchases may be affected for the same or any related account.

A redemption of a Fund’s shares will result in a taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder’s adjusted basis for the redeemed shares (which normally includes any sales charge paid on Class A shares). An exchange of shares of any Fund for shares of another Fund generally will have similar tax consequences. However, special rules apply when a shareholder disposes of Class A shares of a Fund through a redemption or exchange within 90 days after purchase thereof and subsequently reacquires Class A shares of that Fund or of another Timothy Plan Fund without paying a sales charge due to the 90-day reinstatement or exchange privileges. In these cases, any gain on the disposition of the original Class A shares will be increased, or loss decreased, by the amount of the sales charge paid when those shares were acquired, and that amount will increase the basis of the shares subsequently acquired. In addition, if shares of a Fund are purchased (whether pursuant to the reinstatement privilege or otherwise) within 30 days before or after redeeming other shares of that Fund (regardless of class) at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. Dividends eligible for designation under the dividends received deduction and paid by a Fund may qualify in part for the 70% dividends received deduction for corporations provided, however, that those shares have been held for at least 45 days.

The Coronavirus Aid Relief and Economic Security Act of 2020 (“the Cares Act”) allowed for coronavirus related withdrawals from IRAs to be replaced for a period of up to three (3) years from the date of withdrawal. Accordingly, the Trust will allow reinstatement of fund shares liquidated in IRA accounts to accommodate withdrawals and repurchases made pursuant to the Cares Act. These withdrawals must be eligible withdrawals due to the pandemic as defined in the Cares Act, and Shareholders will need to notify the Fund of eligible IRA repurchases due to the Cares Act.

LETTER OF INTENT

You can immediately qualify for a reduced or eliminated sales charge by signing a non-binding letter of intent stating your intention to buy an amount of shares in the Fund(s) during the next thirteen (13) months sufficient to qualify for the reduction or elimination. Your letter will not reduce charges assessed on purchases made more than 90 days prior to the letter, however, those purchases will aggregate with future purchases. During the term of your letter of intent, the transfer agent will hold in escrow shares representing the highest applicable sales load for the Fund(s) in which you have purchased shares, each time you make a purchase. Any shares you redeem during that period will count against your commitment. If, by the end of your commitment term, you have purchased all the shares you committed to purchase, the escrowed shares will be released to you.

(1)	Ultimus Fund Solutions, LLC and Gemini Fund Services, LLC are indirectly owned through a common parent entity, The Ultimus Group, LLC. Gemini Fund Services, LLC has filed a D.B.A. to operate as Ultimus Fund Solutions, LLC.

HOW YOU CAN BUY AND SELL SHARES

PROSPECTUS (CLASS A & C) / 104

If you have not purchased the full amount of your commitment, your escrowed shares will be redeemed in an amount equal to the sales charge that would apply if you had purchased the actual amount in your account(s) all at once. Any escrowed shares not needed to satisfy that charge would be released to you.

How To Buy Shares

OPENING AND ADDING TO YOUR ACCOUNT

You can invest directly in the Funds by mail, by wire transfer, or through broker-dealers or other financial organizations. Simply choose the one that is most convenient for you. You may also invest in the Funds through an automatic payment plan. Any questions you may have can be answered by calling (800) 662-0201.

Payments for Fund shares must be in U.S. dollars, and in order to avoid fees and delays, should be drawn on a U.S. bank. Please remember that the Trust reserves the right to reject any purchase order for Fund shares. Timothy Plan accepts personal checks made payable to the Timothy Plan.

Unless pre-authorized by the Funds at the Funds’ sole discretion, the Timothy Plan will not accept third party checks. The minimum initial investment amount for the Fund classes offered by this Prospectus is set forth below:

Type of Investment Account	Minimum Initial	MINIMUM SUBSEQUENT PURCHASE AMOUNT
Regular Accounts	$1,000	None
Qualified Retirement Plans and Coverdell Education Accounts	None	None
Automatic Investment Accounts	$50	$50/month
Broker Wrap-Fee Accounts	None	None

TO OPEN AN ACCOUNT BY MAIL

To make your initial investment in a Fund, simply complete the Account Registration Form included with this Prospectus, make a check payable to the Fund of your choice, and mail the Form and check to:

Timothy Plan

c/o Ultimus Fund Solutions, LLC

PO Box 541150

Omaha, NE 68154

To make subsequent purchases, simply make a check payable to the Fund of your choice and mail the check to the above-mentioned address. Be sure to note your account number on the check.

Your purchase order, if accompanied by payment, will be processed upon receipt by Ultimus Fund Solutions, LLC, each Funds’ transfer agent (the “Transfer Agent”). If the Transfer Agent receives your order and payment by the close of regular trading on the NYSE (currently 4:00 p.m. Eastern time), your shares will be purchased at the applicable Fund’s public offering price calculated at the close of regular trading on that day. Otherwise, your shares will be purchased at the public offering price determined as of the close of regular trading on the next business day. When you make your initial purchase of Fund shares, be sure to indicate which Class of shares you wish to purchase. If you do not select a share class, Class A shares will be purchased for you. For subsequent purchases, additional shares of your currently owned share class will be purchased unless you indicate otherwise on your purchase order. If an order to purchase shares is canceled because your check does not clear, the Transfer Agent will charge a $25 fee against your account, in addition to any resulting losses or other fees incurred by the Fund or the Transfer Agent in the transaction.

HOW YOU CAN BUY AND SELL SHARES

PROSPECTUS (CLASS A & C) / 105

PURCHASING SHARES BY WIRE TRANSFER

To make an initial purchase of shares by wire transfer, you need to take the following steps:

1.	Fill out and mail or fax (402-963-9094), or complete an electronic Account Registration Form, to the Transfer Agent.

2.	Call (800) 662-0201 to inform us that a wire is being sent.

3.	Obtain an account number from the Transfer Agent.

4.	Ask your bank to wire funds to the account of:

First National Bank of Omaha

Cinti/Trust, ABA #:	104000016

Credit:	Timothy Plan

Account #:	110333337

For further credit to:	(Your Name and Account #)

Include your name(s), address, taxpayer identification number, or Social Security number on the wire transfer instructions. The wire should state that you are opening a new Fund account.

As a convenience for investors, the Trust allows investors to fax an Account Registration Form to the Transfer Agent or complete an electronically signed application. If you elect to fax your form to the Transfer Agent, you must also mail the original to the Transfer Agent for the Trust’s permanent files.

To make subsequent purchases by wire, ask your bank to wire funds using the instructions listed above, and be sure to include your account number on the wire transfer instructions.

If you purchase Fund shares by wire, you must complete and file an Account Registration Form with the Transfer Agent before any of the shares purchased can be redeemed. Either fill out and mail the Form included with this Prospectus or call the Transfer Agent and they will send you an application.

You should contact your bank (which will need to be a commercial bank that is a member of the Federal Reserve System) for information on sending funds by wire, including any charges that your bank may make for these services.

PURCHASES THROUGH FINANCIAL SERVICE ORGANIZATIONS

You may purchase shares of the Funds through participating brokers, dealers, and other financial professionals. Simply call your investment professional to make your purchase. If you are a client of a securities broker or other financial organization, such organizations may charge a separate fee for administrative services, ticket fees, redemption fees, and other fees in connection with investments in Fund shares and may impose account minimums and other requirements. These fees and requirements would be in addition to those imposed by the applicable Fund. If you are investing through a securities broker or other financial organization, please refer to its program materials for any additional special provisions or conditions that may be different from those described in this Prospectus (for example, some or all of the services and privileges described may not be available to you). Securities brokers and other financial organizations have the responsibility of transmitting purchase orders and funds and of crediting their customers’ accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus.

PURCHASING SHARES BY AUTOMATIC INVESTMENT PLAN

You may purchase shares of the Funds through an Automatic Investment Plan (the “AIP”). The AIP provides a convenient way for you to have money deducted directly from your checking, savings, or other accounts for investment in shares of the Fund. You can take advantage of the AIP by filling out the AIP application, included with this Prospectus. You may only select this option if you have an account maintained at a domestic financial institution which is an Automated Clearing House member for automatic withdrawals under the AIP. The Trust may alter, modify, amend or terminate the AIP at any time, and will notify you at least 30 days in advance if it does so. For more information, call the Transfer Agent at (800) 662-0201.

HOW YOU CAN BUY AND SELL SHARES

PROSPECTUS (CLASS A & C) / 106

RETIREMENT PLANS

Retirement plans may provide you with a method of investing for your retirement by allowing you to exclude from your taxable income, subject to certain limitations, the initial and subsequent investments in your plan and also allowing such investments to grow without the burden of current income tax until moneys are withdrawn from the plan. Certain transactions within an IRA account, including shares redeemed to return an excess contribution, retirement plan or IRA transfers or hardship withdrawals, IRS re-characterizations and conversions, and account closures, may be subject to a $25 fee. The Transfer Agent may charge a $25 annual account maintenance fee for each retirement account. Contact your investment professional or call the Trust at (800) 846-7526) to receive information concerning your options.

HOW YOU CAN BUY AND SELL SHARES

PROSPECTUS (CLASS A & C) / 107

OTHER PURCHASE INFORMATION

Federal regulations require that you provide a certified taxpayer identification number whenever you open or reopen an account. Congress has mandated that if any shareholder fails to provide and certify to the accuracy of the shareholder’s social security number or other taxpayer identification number, a company will be required to withhold a percentage, of all dividends, distributions and payments, including redemption proceeds, to such shareholder as a backup withholding procedure.

For economy and convenience, share certificates will not be issued.

The Timothy Plan wants you to be kept current regarding the status of your account in our Fund(s). To assist you, the following statements and reports will be sent to you, or at your election made available to you on a secure website:

Confirmation Statements. After every transaction that affects your account balance or your account registration.

Account Statements. Quarterly.

Financial Reports. The shareholder reports are available on the Fund’s website fund.timothyplan.com. You will be notified by mail each time a report is posted and provided with a website link to access the report. You may also elect to receive your shareholder reports and other communications from the Fund electronically by contacting the Fund at 1-800-866-0201. You may also elect to receive all future reports in paper form free of charge. To reduce Fund expenses, if you elect to receive your reports by mail, only one copy of a Fund report will be mailed to each taxpayer identification number even if you have more than one account in the Fund. Also, unless requested to the contrary, the Annual and Semi-Annual Reports will be householded, which means that only one Report will be sent to an address in which multiple investors reside or declare as their address of record.

Other account statement requests may be subject to a $25 retrieval fee.

The Funds reserve the right to reject applications for shares under circumstances or in amounts considered disadvantageous to shareholders. At the discretion of the Fund, applications may not be accepted unless they are accompanied by payment in U.S. funds. If required, payment must be made by wire transfer, check, or money order drawn on a U.S. bank, savings & loan, or credit union. The custodian will charge a $25.00 fee against your account, in addition to any loss sustained by a Fund, for any payment check returned to the custodian for insufficient funds.

If you place an order for Fund shares through a securities broker, and you place your order in good order before 4:00 p.m. Eastern Time on any business day in accordance with their procedures, your purchase will be processed at the public offering price calculated at 4:00 p.m. on that day, if the securities broker then transmits your order to the Transfer Agent before the end of its business day (which is usually 5:00 p.m. Eastern Time). The securities broker must send to the Transfer Agent immediately available funds in the amount of the purchase price within three business days for the order.

Information about how to purchase shares and possible tax consequences resulting from sales and exchanges of shares are also available online at fund.timothyplan.com.

How To Sell Shares

You may sell (redeem) your shares at any time, however, proceeds may not be available to you until the check or payment received for investment has cleared, which may take up to seven days. You may request the sale of your shares either by mail, by telephone or by wire.

BY MAIL

Redemption requests should be mailed via U.S. mail or overnight delivery to:

Timothy Plan

c/o Ultimus Fund Solutions, LLC

4221 N. 203rd St, Suite 100

Elkhorn, NE 68022

The selling price for No-Load and Class A shares being redeemed will be the applicable Fund’s per share net asset value next calculated after receipt of all required documents in “good order.” The selling price for Class C shares being redeemed will be the Fund’s per share net asset value next calculated after receipt of all required documents in “good order,” less any applicable CDSC. Payment of redemption proceeds will be made no later than the fifth business day after the valuation date unless otherwise expressly agreed by the parties at the time of the transaction.

HOW YOU CAN BUY AND SELL SHARES

PROSPECTUS (CLASS A & C) / 108

You may request express delivery of redemption proceeds. Checks requested to be sent via express delivery are subject to a $35 charge from your account.

HOW YOU CAN BUY AND SELL SHARES

PROSPECTUS (CLASS A & C) / 109

“Good order” means that the request must include:

1.	Your account number.

2.	The number of shares to be sold (redeemed) or the dollar value of the amount to be redeemed.

3.	The signatures of all account owners exactly as they are registered on the account.

4.	Any required signature guarantees.

5.	Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships and certain other types of accounts.

If you are not certain of the requirements for a redemption, please call customer service at (800) 662-0201. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Funds may suspend redemptions or postpone payment dates.

The Fund typically pays redemption proceeds from cash held by the applicable Fund, with payment sent to the redeeming shareholder’s address of record not later than the fifth business day following the day the redemption request is received in good order. If necessary, to meet the requirements of a redemption request, the applicable Fund may sell portfolio assets to the extent necessary. In the event of extreme market stress, pursuant to the Trust’s Agreement and Declaration of Trust, payment for shares redeemed may be made either in cash or in-kind, or partly in cash and partly in-kind. However, the Trust has elected, pursuant to Rule 18f-1 under the 1940 Act, to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Trust, during any 90-day period for any one shareholder. Payments in excess of this limit will also be made wholly in cash unless the Board believes that economic conditions exist which would make such a practice detrimental to the best interests of the Trust. Any portfolio securities paid or distributed in-kind would be valued as described in the applicable Prospectus. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Funds.

SIGNATURE GUARANTEES

A signature guarantee of each account owner is generally required to redeem shares under the following circumstances for redemptions of any size:

1.	if you change the ownership on your account;

2.	when you want the redemption proceeds sent to a different address than is registered on the account;

3.	if the proceeds are to be made payable to someone other than the account’s listed owner(s);

4.	for any redemption transmitted by federal wire transfer to your bank;

5.	if a change of address request has been received by the Trust or the Transfer Agent within 30 days previous to the request for redemption: and

6.	for accounts with wire transfer privileges, if you change the designated account for transactions within 30 days previous to the request for redemption. (for joint accounts, all signatures must be guaranteed, if required as above).

In addition, signature guarantees are generally required for redemptions of $50,000 or more from any Fund shareholder account. At the discretion of the Trust or Ultimus Fund Solutions, LLC, you may be required to furnish additional legal documents, or alternative assurances may be accepted to insure proper authorization. A redemption will not be processed until the signature guarantee, if required, is received in “good order.”

Upon the death of a retirement account owner for accounts below $50,000, named beneficiaries of the retirement account(s), when providing documentation in good order, are not required to provide a medallion signature guarantee. For inherited retirement accounts above $50,000 the Trust may, in its sole discretion, waive a medallion signature guarantee.

Signature guarantees are designed to protect both you and the Trust from fraud. To obtain a signature guarantee, you should visit a bank, trust company, member of a national securities exchange or other broker-dealer, or other eligible guarantor institution. (Notaries public cannot provide signature guarantees.) Guarantees must be signed by an authorized person at one of these institutions and be accompanied by the words “New Technology Medallion Signature Guarantee.” Please call customer service at (800) 662-0201 if you have questions.

HOW YOU CAN BUY AND SELL SHARES

PROSPECTUS (CLASS A & C) / 110

BY TELEPHONE

You may redeem your shares in the Fund(s) by calling the Transfer Agent at (800) 662-0201 if you elected to use telephone redemption on your account application when you initially purchased shares, or you subsequently completed the telephone authorization request form. Redemption proceeds must be transmitted directly to you or to your pre-designated account at a domestic bank.

Shares purchased by check for which a redemption request has been received will not be redeemed until the check or payment received for investment has cleared.

BY AUTOMATED CLEARING HOUSE (“ACH”)

You may request that the redemption proceeds be transferred to your designated bank if it is a member bank or a correspondent of a member bank of the ACH system. There is no fee charged by the Trust. ACH redemption requests must be received by the Transfer Agent before 4:00 p.m. Eastern Time to receive that day’s closing net assets value. ACH redemptions will be sent on the day following your redemption request. ACH redemption funds are normally available two days after the redemption has been processed. The Transfer Agent imposes a $15 fee for each wire redemption and deducts the fee directly from your account.

REDEMPTION AT THE OPTION OF THE TRUST

If the value of the shares in your account falls to less than $1,000 due to redemptions, the Trust may notify you that, unless your account is increased to $1,000 in value, it will redeem all your shares and close the account by paying you the redemption proceeds and any dividends and distributions declared and unpaid at the date of redemption. You will have sixty days after notice to bring the account up to $1,000 before any action is taken. This minimum balance requirement does not apply to Coverdell Savings Accounts, IRAs and other tax-sheltered investment accounts. This right of redemption shall not apply if the value of your account drops below $1,000 as the result of market action. The Trust reserves this right because of the expense to the Fund of maintaining very small accounts.

HOW YOU CAN BUY AND SELL SHARES

PROSPECTUS (CLASS A & C) / 111

Section 5 | General Information

Dividends, Distributions and Taxes

Dividends paid by each Fund are derived from its net investment income. Net investment income will be distributed at least annually. The Funds’ net investment income is made up of dividends received from the stocks it holds, as well as interest accrued and paid on any other obligations that might be held in the Fund’s portfolio.

Each Fund realizes capital gains when it sells a security for more than it paid for it. A Fund may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards), generally, once a year.

Unless you elect to have your distributions paid in cash, your distributions will be reinvested in additional shares of the applicable Fund. You may change the manner in which your dividends are paid at any time by writing to Timothy Plan, c/o Ultimus Fund Solutions, LLC, PO Box 541150 Omaha, NE 68154.

The Funds intend to qualify and maintain their qualification as a “regulated investment company” under the Internal Revenue Code (the “Code”), meaning that to the extent a Fund’s earnings are passed on to shareholders as required by the Code, the Fund itself is not required to pay federal income taxes on the earnings. Accordingly, the Fund will pay dividends and make such distributions as are necessary to maintain its qualification as a regulated investment company under the Code.

Before you purchase shares of any Fund, you should consider the effect of both dividends and capital gain distributions that are expected to be declared or that have been declared but not yet paid. When the Fund makes these payments, its share price will be reduced by the amount of the payment, so that you will in effect have paid full price for the shares and then received a portion of your price back as a taxable dividend distribution.

The Funds’ distributions, whether received in cash or reinvested in additional shares of the Fund, may be subject to federal income tax. The Trust will notify you annually as to the tax status of dividend and capital gains distributions paid by the Funds. Such dividends and capital gains may also be subject to state and local taxes.

Exchanges of Fund shares for shares of another Fund will be treated as a sale of the Fund’s shares, and any gain on the transaction may be subject to federal income tax. Because your state and local taxes may be different than the federal taxes described above, you should see your tax advisor regarding these taxes. The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

Net Asset Value

The net asset value (“NAV”) and public offering price, as applicable, of each class of the shares of a Fund is determined at the close of trading (which is normally 4:00 p.m., Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for business. In the event that the NYSE closes early, the NAV will be determined as of the time of closing. Shares of each Class of the Funds are offered at the NAV and public offering price, as applicable. The public offering price is a Classes’ next calculated NAV, plus the applicable sales charge, if any. The NAV per share of each Class, as applicable, is calculated by adding the value of each Fund’s investments, cash and other assets, subtracting liabilities of the Class, and then dividing the result by the number of shares of the Class outstanding. Each Fund generally determines the total value of each Class of its shares by using market prices for the securities comprising its portfolio. Securities for which quotations are not available and any other assets are valued at fair market value as determined in good faith by the Fund’s Investment Manager, in conformity with guidelines adopted by and subject to the review and supervision of the Board.

Fair Value Pricing

The Board has delegated to the Advisor and/or Investment Managers, under the oversight of the Boards’ Pricing Committee, responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances and under the Pricing Committee’s oversight, the Advisor or Investment Manager will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances. The Advisor must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing. The Trust has adopted written policies and procedures to guide the Pricing Committee, Advisor and Investment Managers with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

GENERAL INFORMATION

PROSPECTUS (CLASS A & C) / 112

Except for the Israel Common Values and the International Fund which have a higher probability of Fair Value Pricing, the Funds generally invest the vast majority of their assets in frequently traded exchange listed securities of domestic issuers with relatively liquid markets and calculate their NAV as of the time those exchanges close. Except for the Israel Common Values and the International Fund, the Funds typically do not invest in securities on foreign exchanges or in illiquid or restricted securities. Accordingly, except for those Funds, there may be very limited circumstances under which any Fund would hold securities that would need to be fair value priced.

Examples of when it would be likely that a Fund security would require fair value pricing include but are not limited to: if the exchange on which a portfolio security traded were to close early; if trading in a particular security were to be halted on an exchange and did not resume trading prior to calculation of NAV; if a significant event that materially affected the value of a security were to occur after the securities’ exchange had closed but before the Fund’s NAV had been calculated; and if a security that had a significant exposure to foreign operations was subject to a material event or occurrence in a foreign jurisdiction in which the company had significant operations; or in the event that the Fixed Income or High Yield Bond Funds were to invest in certain types of bonds that had limited marketability, such as “church bonds”.

When a security is fair value priced, it means that the Advisor or Investment Manager is calculating the value of that security on a day and under circumstances where reliable pricing information from normal sources is not available or is otherwise limited. Accordingly, there is always the possibility that the Advisor’s or Investment Manager’s calculations concerning security value could be wrong, and as a result, the Fund’s NAV on that day could be higher or lower, depending on how the security was valued, than would otherwise be the case.

When a security is Evaluated Priced, it means the Advisor and Investment Manager are relying on a nationally recognized company that provides daily pricing of international and domestic securities. Accordingly, there is the possibility that the pricing firm’s calculations or pricing techniques could be wrong, and as a result the Fund’s NAV on that day could be higher or lower, depending on how the security was valued, than would otherwise be the case.

Frequent Trading

For the protection of its shareholders, the Board has adopted a policy prohibiting frequent purchases and sales of Fund shares. The Board extended the policy to be inclusive of all accounts including accounts transacted by registered investment advisors, broker/dealer representatives, transfer agents, third party administrators and insurance companies, and further includes omnibus accounts. The Funds will reject any transactions the Funds believe in good faith constitute frequent trading, including market timing and late transactions, except that the Fund does not impose restrictions on exchanges from the Fixed Income Fund to any other Fund, nor does it restrict immediate sales of shares upon the event of the death or disability of the shareholder. For the purpose cited here, the Fund has determined that purchase and sale transactions in excess of three times per calendar quarter in a single or related accounts imply frequent trading, and may result in the appropriate actions being taken which may include the restricting of the account and notification to the proper authorities.

Upon the discovery of trades transacted or an attempt to be transacted in violation of Rule 10b (Manipulative and Deceptive Contrivances), or Rule 22c-1 (Pricing), such activity shall be immediately reported to the appropriate regulatory agencies and authorities, and the Fund shall fully comply with such agencies during any ensuing investigation.

Distribution and Service Plans

The Trust has adopted distribution and shareholder servicing plans, pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), for Class A and Class C Shares of the Funds (the “Distribution Plans”). The Distribution Plans provide for fees to be deducted from the average net assets of the Funds in order to compensate TPL or others for expenses relating to the promotion and sale of shares of the Funds and the servicing of shareholder accounts.

Under the Class A Distribution Plan, the Class A shares of the Funds compensate TPL for distribution and service fees at an annual rate of 0.25% (all of which may be classified as a service fee), payable on a monthly basis, of the Funds average daily net assets attributable to Class A shares.

Amounts paid under the Class A Distribution Plan are paid to TPL and others to compensate them for services provided and expenses incurred in the distribution of Class A shares, including the paying of commissions for sales of Class A shares.

GENERAL INFORMATION

PROSPECTUS (CLASS A & C) / 113

Under the Class C Distribution Plan, the Class C shares of the Funds compensates TPL for distribution and service fees at an annual rate of 1.00% (0.25% of which is a service fee), payable on a monthly basis, of the Fund’s average daily net assets attributable to Class C shares of the Traditional Funds and 0.75% of the average daily net assets attributable to Class C shares of the Asset Allocation Funds. Amounts paid under the Class C Distribution Plan are paid to TPL and others to compensate them for services provided and expenses incurred in the distribution of Class C shares, including the paying of commissions for sales of Class C shares. The Class C Distribution Plan is designed to allow investors to purchase Class C shares without incurring a front-end sales load and to permit the distributor to compensate authorized dealers for selling such shares. Accordingly, the Class C Distribution Plan combined with the CDSC for Class C shares is to provide for the financing of the distribution of Class C shares.

Because 12b-1 fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Fund Service Providers

Principal Underwriter

Timothy Partners Ltd. acts as principal underwriter for the Trust. The purpose of acting as an underwriter is to facilitate the notice filing of the Funds’ shares under state securities laws and to assist in the sale of shares. TPL also acts as Investment Advisor to the Trust. TPL is not compensated for serving as underwriter of the Trust.

Code of Ethics

The Board has approved Codes of Ethics for the Funds, the Portfolios, Investment Advisor, Sub-Advisors, and Principal Underwriter. These Codes govern the personal activities of persons who may have knowledge of the investment activities of the Funds and/or Portfolios, require that they file regular reports concerning their personal securities transactions, and prohibit activities that might result in harm to the Funds and/or Portfolios. The Board is responsible for overseeing the implementation of the Codes. The Trust has filed copies of each Code with the Securities and Exchange Commission. Copies of the Codes of Ethics may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. The Codes are also available on the SEC’s EDGAR database at the SEC’s web site (www.sec.gov). Copies of this information can be obtained after paying a duplication fee, by electronic request (publicinvest@sec.gov) or by writing the SEC’s Public Relations Section, Washington DC 20549-0102. The Board also has approved anti-money laundering procedures which it believes are reasonably designed to detect and prevent attempts to utilize the Portfolios for illegal purposes. Day-to-day responsibility for the monitoring of such activities has been delegated to the Transfer Agent, subject to Board oversight and periodic independent audit.

GENERAL INFORMATION

PROSPECTUS (CLASS A & C) / 114

Section 6 | Privacy Policy

Privacy Policy and Customer Identification Program

The Board has approved procedures designed to prevent and detect attempts to launder money as required under the USA PATRIOT Act. The day-to-day responsibility for monitoring and reporting any such activities has been delegated to the transfer agent, subject to the oversight and supervision of the Board.

Privacy Notice

FACTS	WHAT DOES TIMOTHY PLAN DO WITH YOUR PERSONAL INFORMATION?

WHY?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all information sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this Notice carefully to understand what we do.
WHAT?

The types of information we collect and share depend on the product or service you have with us. This information can include:

• Social Security Number

• Assets

• Retirement Assets

• Transaction History

• Checking Account History

• Purchase History

• Account Balances

• Account Transactions

• Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this Notice.

HOW?	All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Timothy Plan chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information.	Does Timothy Plan share?	Can you limit this sharing?

For our everyday business purposes- Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	Yes	No
For our marketing purposes- to offer our products and services to you.	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes- information about your transactions and experiences.	Yes	No

For our affiliates’ everyday business purposes- information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

PRIVACY NOTICE

PROSPECTUS (CLASS A & C) / 115

Questions?	Call 800-662-0201

Who we are
Who is providing this Notice?	Timothy Plan Family of Mutual Funds Timothy Partners, Ltd.
What we do
How does Timothy Plan protect your personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Timothy Plan collect your personal information?

We collect your personal information, for example, when you

• Open an account

• Provide account information

• Give us your contact information

• Make deposits or withdrawals from your account

• Make a wire transfer

• Tell us where to send the money

• Tell us who receives the money

• Show your government-issued ID

• Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

• Sharing for affiliates’ everyday business purposes-information about your creditworthiness.

• Affiliates from using your information to market to you.

• Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. • Timothy Partners, Ltd. is an affiliate of the Timothy Plan

Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. • The Timothy Plan does not share with non-affiliates so they can market to you.

PRIVACY NOTICE

PROSPECTUS (CLASS A & C) / 116

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products to you. • The Timothy Plan does not jointly market.

PRIVACY NOTICE

PROSPECTUS (CLASS A & C) / 117

Section 7 | Financial Highlights

The table below sets forth data for one share of capital stock outstanding throughout each period represented.

The Financial Highlights tables are intended to help you understand a fund’s performance for the past five years or since its inception if less than five years. Certain information reflects financial results for a single fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in the fund for the period shown, assuming reinvestment of all dividends and distributions. Information has been derived from financial statements audited by Cohen & Company, Ltd., Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

FINANCIAL HIGHLIGHTS

PROSPECTUS (CLASS A & C) / 118

Small Cap Value Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2022	2021	2020	2019	2018
Net asset value, beginning of year	$21.35	$14.16	$17.15	$20.67	$20.50

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.09	0.12	0.04	0.06	(0.00)*
Net realized and unrealized gain (loss) on investments	(3.50)	7.10	(2.39)	(1.28)	1.96
Total from investment operations	(3.41)	7.22	(2.35)	(1.22)	1.96

LESS DISTRIBUTIONS:
From net investment income	(0.08)	(0.03)	(0.04)	-	(0.00)*
From net realized gains on investments	(1.88)	-	(0.60)	(2.30)	(1.79)
Total distributions	(1.96)	(0.03)	(0.64)	(2.30)	(1.79)

Net asset value, end of year	$15.98	$21.35	$14.16	$17.15	$20.67

Total return (B)(C)	(17.84)%	51.03%	(14.38)%	(3.77)%	10.11%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$88,234	$105,800	$74,130	$99,077	$114,985
Ratios to average net assets
Expenses, before waiver and reimbursement	1.50%	1.46%	1.57%	1.52%	1.50%
Expenses, net waiver and reimbursement (D)(F)	1.34%	1.34%	1.47%	1.43%	1.44%
Net investment income (loss), before waiver and reimbursement	0.30%	0.50%	0.19%	0.29%	(0.08)%
Net investment income (loss), net waiver and reimbursement (D)(E)(F)	0.46%	0.62%	0.29%	0.38%	(0.02)%
Portfolio turnover rate	49%	61%	73%	63%	58%

*	Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

FINANCIAL HIGHLIGHTS

PROSPECTUS (CLASS A & C) / 119

Small Cap Value Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2022	2021	2020	2019	2018
Net asset value, beginning of year	$14.16	$9.45	$11.69	$15.09	$15.54

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.04)	(0.02)	(0.05)	(0.05)	(0.11)
Net realized and unrealized gain (loss) on investments	(2.18)	4.73	(1.59)	(1.05)	1.45
Total from investment operations	(2.22)	4.71	(1.64)	(1.10)	1.34

LESS DISTRIBUTIONS:
From net realized gains on investments	(1.88)	-	(0.60)	(2.30)	(1.79)
Total distributions	(1.88)	-	(0.60)	(2.30)	(1.79)

Net asset value, end of year	$10.06	$14.16	$9.45	$11.69	$15.09

Total return (B)(C)	(18.44)%	49.84%	(15.01)%	(4.49)%	9.24%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$5,747	$7,293	$5,663	$8,963	$14,603
Ratios to average net assets
Expenses, before waiver and reimbursement	2.25%	2.21%	2.32%	2.27%	2.25%
Expenses, net waiver and reimbursement (D)(F)	2.09%	2.09%	2.22%	2.18%	2.19%
Net investment loss, before waiver and reimbursement	(0.46)%	(0.26)%	(0.55)%	(0.50)%	(0.82)%
Net investment loss, net waiver and reimbursement (D)(E)(F)	(0.30)%	(0.14)%	(0.45)%	(0.42)%	(0.76)%
Portfolio turnover rate	49%	61%	73%	63%	58%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

FINANCIAL HIGHLIGHTS

PROSPECTUS (CLASS A & C) / 120

Large/Mid Cap Value Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2022	2021	2020	2019	2018
Net asset value, beginning of year	$21.88	$17.43	$18.86	$20.38	$19.16

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.07	(0.01)	0.03	0.09	0.07
Net realized and unrealized gain (loss) on investments (B)	(2.01)	5.12	0.72	0.12	2.45
Total from investment operations	(1.94)	5.11	0.75	0.21	2.52

LESS DISTRIBUTIONS:
From net investment income	(0.00)*	(0.03)	(0.08)	(0.06)	(0.03)
From net realized gains on investments	(1.03)	(0.63)	(2.10)	(1.67)	(1.27)
Total distributions	(1.03)	(0.66)	(2.18)	(1.73)	(1.30)

Net asset value, end of year	$18.91	$21.88	$17.43	$18.86	$20.38

Total return (C)(D)	(9.70)%	29.89%	3.93%	2.54%	13.58%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$147,928	$160,560	$130,296	$142,420	$172,163
Ratios to average net assets
Expenses, before waiver and reimbursement	1.46%	1.45%	1.51%	1.51%	1.46%
Expenses, net waiver and reimbursement (E)(G)	1.21%	1.30%	1.41%	1.41%	1.35%
Net investment income (loss), before waiver and reimbursement	0.08%	(0.17)%	0.06%	0.42%	0.27%
Net investment income (loss), net waiver and reimbursement (E)(F)(G)	0.33%	(0.02)%	0.16%	0.52%	0.38%
Portfolio turnover rate	34%	33%	26%	51%	24%

*	Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuations in share transactions.

(C)	Total return calculation does not reflect sales load.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

FINANCIAL HIGHLIGHTS

PROSPECTUS (CLASS A & C) / 121

Large/Mid Cap Value Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2022	2021	2020	2019	2018
Net asset value, beginning of year	$16.31	$13.21	$14.82	$16.49	$15.82

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.07)	(0.12)	(0.08)	(0.03)	(0.06)
Net realized and unrealized gain (loss) on investments (B)	(1.43)	3.85	0.57	0.03	2.00
Total from investment operations	(1.50)	3.73	0.49	0.00	1.94

LESS DISTRIBUTIONS:
From net realized gains on investments	(1.03)	(0.63)	(2.10)	(1.67)	(1.27)
Total distributions	(1.03)	(0.63)	(2.10)	(1.67)	(1.27)

Net asset value, end of year	$13.78	$16.31	$13.21	$14.82	$16.49

Total return (C)(D)	(10.34)%	28.91%	3.14%	1.74%	12.75%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$13,695	$15,162	$14,102	$16,627	$25,852
Ratios to average net assets
Expenses, before waiver and reimbursement	2.21%	2.20%	2.26%	2.26%	2.21%
Expenses, net waiver and reimbursement (E)(G)	1.96%	2.05%	2.16%	2.16%	2.10%
Net investment loss, before waiver and reimbursement	(0.67)%	(0.92)%	(0.69)%	(0.32)%	(0.48)%
Net investment loss, net waiver and reimbursement (E)(F)(G)	(0.42)%	(0.77)%	(0.59)%	(0.22)%	(0.37)%
Portfolio turnover rate	34%	33%	26%	51%	24%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(C)	Total return calculation does not reflect redemption fee.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

FINANCIAL HIGHLIGHTS

PROSPECTUS (CLASS A & C) / 122

Aggressive Growth Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2022	2021	2020	2019	2018
Net asset value, beginning of year	$12.53	$9.92	$7.87	$9.27	$8.10

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.09)	(0.14)	(0.09)	(0.07)	(0.09)
Net realized and unrealized gain (loss) on investments	(2.95)	3.39	2.14	(0.81)	1.26
Total from investment operations	(3.04)	3.25	2.05	(0.88)	1.17

LESS DISTRIBUTIONS:
From net realized gains on investments	(1.07)	(0.64)	-	(0.52)	-
Return of Capital	-	-	-	(0.00)*	-
Total distributions	(1.07)	(0.64)	-	(0.52)	-

Net asset value, end of year	$8.42	$12.53	$9.92	$7.87	$9.27

Total return (B)(C)	(26.66)%	33.89%	26.05%	(8.72)%	14.44%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$27,983	$37,917	$30,316	$21,802	$25,926
Ratios to average net assets
Expenses, before waiver and reimbursement	1.62%	1.60%	1.71%	1.64%	1.73%
Expenses, net waiver and reimbursement (D)	1.52%	1.50%	1.61%	1.56%	1.63%
Net investment loss, before waiver and reimbursement	(1.00)%	(1.30)%	(1.19)%	(0.91)%	(1.16)%
Net investment loss, net waiver and reimbursement (D)	(0.90)%	(1.20)%	(1.09)%	(0.82)%	(1.06)%
Portfolio turnover rate	46%	46%	96%	77%	85%

*	Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load. Total return represents aggregate total return based on Net Asset Value.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

FINANCIAL HIGHLIGHTS

PROSPECTUS (CLASS A & C) / 123

Aggressive Growth Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2022	2021	2020	2019	2018
Net asset value, beginning of year	$9.79	$7.93	$6.34	$7.64	$6.73

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.13)	(0.18)	(0.12)	(0.11)	(0.13)
Net realized and unrealized gain (loss) on investments	(2.23)	2.68	1.71	(0.67)	1.04
Total from investment operations	(2.36)	2.50	1.59	(0.78)	0.91

LESS DISTRIBUTIONS:
From net realized gains on investments	(1.07)	(0.64)	-	(0.52)	-
Return of Capital	-	-	-	(0.00)*	-
Total distributions	(1.07)	(0.64)	-	(0.52)	-

Net asset value, end of year	$6.36	$9.79	$7.93	$6.34	$7.64

Total return (B)(C)	(27.23)%	32.87%	25.08%	(9.33)%	13.52%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$2,150	$2,877	$2,230	$2,433	$4,358
Ratios to average net assets
Expenses, before waiver and reimbursement	2.37%	2.35%	2.46%	2.39%	2.48%
Expenses, net waiver and reimbursement (D)	2.27%	2.25%	2.36%	2.31%	2.38%
Net investment loss, before waiver and reimbursement	(1.75)%	(2.05)%	(1.92)%	(1.73)%	(1.91)%
Net investment loss, net waiver and reimbursement (D)	(1.65)%	(1.95)%	(1.82)%	(1.64)%	(1.81)%
Portfolio turnover rate	46%	56%	96%	77%	85%

*	Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load. Total return represents aggregate total return based on Net Asset Value.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

FINANCIAL HIGHLIGHTS

PROSPECTUS (CLASS A & C) / 124

Large/Mid Cap Growth Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2022	2021	2020	2019	2018
Net asset value, beginning of year	$12.61	$9.77	$8.70	$9.34	$8.59

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.04)	(0.07)	(0.04)	(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments	(2.12)	3.10	1.48	(0.19)	0.99
Total from investment operations	(2.16)	3.03	1.44	(0.22)	0.97

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.80)	(0.19)	(0.37)	(0.42)	(0.22)
Total distributions	(0.80)	(0.19)	(0.37)	(0.42)	(0.22)

Net asset value, end of year	$9.65	$12.61	$9.77	$8.70	$9.34

Total return (B)(C)	(18.74)%	31.32%	16.93%	(1.48)%	11.49%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	82,627	$96,378	$70,891	$64,150	$79,897
Ratios to average net assets
Expenses, before waiver and reimbursement	1.50%	1.50%	1.54%	1.56%	1.52%
Expenses, net waiver and reimbursement (D,E)	1.30%	1.39%	1.49%	1.52%	1.47%
Net investment loss before waiver and reimbursement	(0.55)%	(0.71)%	(0.48)%	(0.35)%	(0.25)%
Net investment loss, net waiver and reimbursement (D,E)	(0.35)%	(0.60)%	(0.43)%	(0.31)%	(0.20)%
Portfolio turnover rate	35%	22%	23%	44%	57%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

FINANCIAL HIGHLIGHTS

PROSPECTUS (CLASS A & C) / 125

Large/Mid Cap Growth Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2022	2021	2020	2019	2018
Net asset value, beginning of year	$9.79	$7.68	$6.96	$7.63	$7.11

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.10)	(0.12)	(0.08)	(0.07)	(0.07)
Net realized and unrealized gain (loss) on investments	(1.58)	2.42	1.17	(0.18)	0.81
Total from investment operations	(1.68)	2.30	1.09	(0.25)	0.74

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.80)	(0.19)	(0.37)	(0.42)	(0.22)
Total distributions	(0.80)	(0.19)	(0.37)	(0.42)	(0.22)

Net asset value, end of year	$7.31	$9.79	$7.68	$6.96	$7.63

Total return (B)(C)	(19.27)%	30.32%	16.09%	(2.24)%	10.63%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	8,577	$10,845	$8,192	$7,950	$11,355
Ratios to average net assets
Expenses, before waiver and reimbursement	2.25%	2.25%	2.29%	2.31%	2.27%
Expenses, net waiver and reimbursement (D,E)	2.05%	2.14%	2.24%	2.27%	2.22%
Net investment loss before waiver and reimbursement	(1.30)%	(1.46)%	(1.23)%	(1.10)%	(1.00)%
Net investment loss, net waiver and reimbursement (D,E)	(1.10)%	(1.35)%	(1.18)%	(1.06)%	(0.95)%
Portfolio turnover rate	35%	22%	23%	44%	57%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

FINANCIAL HIGHLIGHTS

PROSPECTUS (CLASS A & C) / 126

Growth & Income Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2022	2021	2020	2019	2018
Net asset value, beginning of year	$-	$10.11	$10.60	$10.87	$11.28

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.00	0.06	0.09	0.04	0.01
Net realized and unrealized gain (loss) on investments	-	1.68	(0.47)	(0.07)	(0.14)
Total from investment operations	0.00	1.74	(0.38)	(0.03)	(0.13)

LESS DISTRIBUTIONS:
From net investment income	-	(0.10)	(0.11)	(0.05)	(0.01)
From net realized gains on investments	-	-	-	(0.19)	(0.27)
Return of Capital	-	-	0.00 *	(0.00)*	-
Total distributions	-	(0.10)	(0.11)	(0.24)	(0.28)

Net asset value, end of year	$-	$11.75	$10.11	$10.60	$10.87

Total return (B)(C)	(7.97)%	17.18%	(3.48)%	(0.10)%	(1.22)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$-	$14,191	$13,295	$14,500	$27,716
Ratios to average net assets
Expenses, before waiver and reimbursement	0.00%	1.90%	1.85%	1.69%	1.70%
Expenses, net waiver and reimbursement (D)	0.58%	1.52%	1.50%	1.65%	1.65%
Net investment income, before waiver and reimbursement	0.58%	0.18%	0.55%	0.37%	0.08%
Net investment income, net waiver and reimbursement (D)(E)	0.00%	0.56%	0.90%	0.42%	0.13%
Portfolio turnover rate	60%	43%	39%	167%	56%

*	Amount is less than $0.005 per share

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

FINANCIAL HIGHLIGHTS

PROSPECTUS (CLASS A & C) / 127

Growth & Income Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2022	2021	2020	2019	2018
Net asset value, beginning of year	$11.31	$9.74	$10.21	$10.51	$10.99

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.02	(0.02)	0.02	(0.03)	(0.07)
Net realized and unrealized gain (loss) on investments	(0.98)	1.60	(0.45)	(0.07)	(0.14)
Total from investment operations	(0.96)	1.58	(0.43)	(0.10)	(0.21)

LESS DISTRIBUTIONS:
From net investment income	(0.05)	(0.01)	(0.04)	(0.01)	-
From net realized gains on investments	(0.05)	-	-	(0.19)	(0.27)
Return of Capital	-	-	0.00 *	(0.00)*	-
Total distributions	(0.10)	(0.01)	(0.04)	(0.20)	(0.27)

Net asset value, end of year	$10.25	$11.31	$9.74	$10.21	$10.51

Total return (B)(C)	(8.62)%	16.25%	(4.20)%	(0.82)%	(1.97)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$1,923	$1,938	$1,719	$2,388	$3,176
Ratios to average net assets
Expenses, before waiver and reimbursement	2.60%	2.65%	2.60%	2.44%	2.45%
Expenses, net waiver and reimbursement (D)	2.02%	2.27%	2.25%	2.40%	2.40%
Net investment loss, before waiver and reimbursement	(0.41)%	(0.57)%	(0.19)%	(0.34)%	(0.67)%
Net investment income (loss), net waiver and reimbursement (D)(E)	0.17%	(0.19)%	0.16%	(0.29)%	(0.62)%
Portfolio turnover rate	60%	43%	39%	167%	56%

*	Amount is less than $0.005 per share

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

FINANCIAL HIGHLIGHTS

PROSPECTUS (CLASS A & C) / 128

Fixed Income Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2022	2021	2020	2019	2018
Net asset value, beginning of year	$10.44	$10.80	$10.39	$9.81	$10.22

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.08	0.03	0.12	0.16	0.16
Net realized and unrealized gain (loss) on investments	(1.49)	(0.27)	0.44	0.60	(0.39)
Total from investment operations	(1.41)	(0.24)	0.56	0.76	(0.23)

LESS DISTRIBUTIONS:
From net investment income	(0.11)	(0.12)	(0.15)	(0.18)	(0.18)
Total distributions	(0.11)	(0.12)	(0.15)	(0.18)	(0.18)

Net asset value, end of year	$8.92	$10.44	$10.80	$10.39	$9.81

Total return (B)(C)	(13.60)%	(2.20)%	5.39%	7.76%	(2.31)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$81,219	$96,586	$91,403	$85,375	$66,119
Ratios to average net assets
Expenses, before waiver and reimbursement	1.22%	1.34%	1.30%	1.30%	1.30%
Expenses, net waiver and reimbursement (D)	1.02%	1.14%	1.10%	1.13%	1.10%
Net investment income, before waiver and reimbursement	0.64%	0.11%	0.90%	1.46%	1.40%
Net investment income, net waiver and reimbursement (D)	0.84%	0.31%	1.10%	1.62%	1.60%
Portfolio turnover rate	68%	45%	32%	53%	30%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	Annualized.

FINANCIAL HIGHLIGHTS

PROSPECTUS (CLASS A & C) / 129

Fixed Income Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2022	2021	2020	2019	2018
Net asset value, beginning of year	$10.04	$10.38	$9.99	$9.44	$9.85

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(A)	0.01	(0.04)	0.04	0.09	0.08
Net realized and unrealized gain (loss) on investments	(1.44)	(0.27)	0.42	0.57	(0.39)
Total from investment operations	(1.43)	(0.31)	0.46	0.66	(0.31)

LESS DISTRIBUTIONS:
From net investment income	(0.05)	(0.03)	(0.07)	(0.11)	(0.10)
Total distributions	(0.05)	(0.03)	(0.07)	(0.11)	(0.10)

Net asset value, end of year	$8.56	$10.04	$10.38	$9.99	$9.44

Total return (B)(C)	(14.24)%	(2.99)%	4.59%	7.06%	(3.15)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$8,861	$11,369	$9,320	$8,502	$9,653
Ratios to average net assets
Expenses, before waiver and reimbursement	1.97%	2.09%	2.05%	2.05%	2.05%
Expenses, net waiver and reimbursement (D)	1.77%	1.89%	1.85%	1.88%	1.85%
Net investment income (loss), before waiver and reimbursement	(0.11)%	(0.64)%	0.15%	0.72%	0.65%
Net investment income (loss), net waiver and reimbursement (D)	0.09%	(0.44)%	0.35%	0.89%	0.85%
Portfolio turnover rate	68%	45%	32%	53%	30%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

FINANCIAL HIGHLIGHTS

PROSPECTUS (CLASS A & C) / 130

High Yield Bond Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2022	2021	2020	2019	2018
Net asset value, beginning of year	$9.91	$9.26	$9.39	$9.02	$9.40

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.41	0.41	0.43	0.39	0.34
Net realized and unrealized gain (loss) on investments	(1.90)	0.64	(0.15)	0.36	(0.36)
Total from investment operations	(1.49)	1.05	0.28	0.75	(0.02)

LESS DISTRIBUTIONS:
From net investment income	(0.41)	(0.40)	(0.41)	(0.38)	(0.36)
From net realized gains on investments	(0.03)	-	-	-	-
Total distributions	(0.44)	(0.40)	(0.41)	(0.38)	(0.36)

Net asset value, end of year	$7.98	$9.91	$9.26	$9.39	$9.02

Total return (B)(C)	(15.45)%	11.42%	3.26%	8.50%	(0.17)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$67,766	$64,216	$45,940	$39,777	$41,991
Ratios to average net assets
Expenses, before waiver and reimbursement	1.26%	1.38%	1.34%	1.35%	1.44%
Expenses, net waiver and reimbursement (D)	1.18%	1.33%	1.29%	1.31%	1.39%
Net investment income, before waiver and reimbursement	4.36%	4.15%	4.61%	4.24%	3.67%
Net investment income, net waiver and reimbursement (D)	4.44%	4.20%	4.66%	4.28%	3.72%
Portfolio turnover rate	24%	57%	91%	75%	12%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

FINANCIAL HIGHLIGHTS

PROSPECTUS (CLASS A & C) / 131

High Yield Bond Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2022	2021	2020	2019	2018
Net asset value, beginning of year	$10.08	$9.40	$9.52	$9.14	$9.51

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.34	0.34	0.36	0.32	0.28
Net realized and unrealized gain (loss) on investments	(1.93)	0.66	(0.14)	0.36	(0.36)
Total from investment operations	(1.59)	1.00	0.22	0.68	(0.08)

LESS DISTRIBUTIONS:
From net investment income	(0.34)	(0.32)	(0.34)	(0.30)	(0.29)
From net realized gains on investments	(0.03)	-	-	-	-
Total distributions	(0.37)	(0.32)	(0.34)	(0.30)	(0.29)

Net asset value, end of year	$8.12	$10.08	$9.40	$9.52	$9.14

Total return (B)(C)	(16.14)%	10.71%	2.45%	7.63%	(0.85)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$2,337	$3,138	$2,427	$2,660	$3,219
Ratios to average net assets
Expenses, before waiver and reimbursement	2.01%	2.13%	2.09%	2.10%	2.19%
Expenses, net waiver and reimbursement (D)	1.93%	2.08%	2.04%	2.06%	2.14%
Net investment income, before waiver and reimbursement	3.60%	3.40%	3.84%	3.46%	2.92%
Net investment income, net waiver and reimbursement (D)	3.68%	3.45%	3.89%	3.50%	2.97%
Portfolio turnover rate	24%	57%	91%	75%	12%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

FINANCIAL HIGHLIGHTS

PROSPECTUS (CLASS A & C) / 132

International Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2022	2021	2020	2019	2018
Net asset value, beginning of year	$12.84	$9.92	$9.09	$9.74	$9.86

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.10	0.02	(0.03)	0.09	0.11
Net realized and unrealized gain (loss) on investments	(3.72)	2.90	0.94	(0.64)	(0.02)
Total from investment operations	(3.62)	2.92	0.91	(0.55)	0.09

LESS DISTRIBUTIONS:
From net investment income	(0.06)	-	(0.08)	(0.10)	(0.21)
Return of Capital	-	-	0.00 *	-	-
Total distributions	(0.06)	-	(0.08)	(0.10)	(0.21)

Net asset value, end of year	$9.16	$12.84	$9.92	$9.09	$9.74

Total return (B)(C)	(28.33)%	29.44%	10.00%	(5.55)%	0.91%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$45,524	$61,220	$48,608	$58,397	$70,790
Ratios to average net assets
Expenses, before waiver and reimbursement	1.72%	1.63%	1.76%	1.71%	1.71%
Expenses, net waiver and reimbursement (D)	1.67%	1.58%	1.71%	1.67%	1.66%
Net investment income (loss) before waiver and reimbursement	0.79%	0.13%	(0.38)%	0.96%	1.05%
Net investment income (loss), net waiver and reimbursement (D)	0.84%	0.18%	(0.33)%	1.01%	1.10%
Portfolio turnover rate	7%	17%	25%	27%	19%

*	Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load. Total return represents aggregate total return based on Net Asset Value.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

FINANCIAL HIGHLIGHTS

PROSPECTUS (CLASS A & C) / 133

International Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2022	2021	2020	2019	2018
Net asset value, beginning of year	$12.35	$9.62	$8.80	$9.41	$9.55

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.00 *	(0.07)	(0.10)	0.01	0.03
Net realized and unrealized gain (loss) on investments	(3.57)	2.80	0.92	(0.61)	(0.01)
Total from investment operations	(3.57)	2.73	0.82	(0.60)	0.02

LESS DISTRIBUTIONS:
From net investment income	-	-	-	(0.01)	(0.16)
Total distributions	-	-	-	(0.01)	(0.16)

Net asset value, end of year	$8.78	$12.35	$9.62	$8.80	$9.41

Total return (B)(C)	(28.91)%	28.38%	9.32%	(6.31)%	0.12%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$1,492	$2,337	$2,122	$2,641	$4,779
Ratios to average net assets
Expenses, before waiver and reimbursement	2.47%	2.38%	2.51%	2.46%	2.46%
Expenses, net waiver and reimbursement (D)	2.42%	2.33%	2.46%	2.42%	2.41%
Net investment income (loss) before waiver and reimbursement	0.00%	(0.65)%	(1.17)%	0.09%	0.28%
Net investment income (loss), net waiver and reimbursement (D)	0.05%	(0.60)%	(1.12)%	0.12%	0.33%
Portfolio turnover rate	7%	17%	25%	27%	19%

*	Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

FINANCIAL HIGHLIGHTS

PROSPECTUS (CLASS A & C) / 134

Israel Common Values Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2022	2021	2020	2019	2018
Net asset value, beginning of year	$24.70	$16.55	$17.84	$15.74	$14.91

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(A)	0.05	(0.10)	(0.10)	0.00 *	(0.04)
Net realized and unrealized gain (loss) on investments	(3.14)	8.25	(1.01)	2.20	1.07
Total from investment operations	(3.09)	8.15	(1.11)	2.20	1.03

LESS DISTRIBUTIONS:
From net investment income	-	-	(0.18)	-	(0.14)
From net realized gains on investments	-	-	-	(0.10)	-
Return of Capital		-	0.00 *	-	(0.06)
Total distributions	-	-	(0.18)	(0.10)	(0.20)

Net asset value, end of year	$21.61	$24.70	$16.55	$17.84	$15.74

Total return (B)(C)	(12.51)%	49.24%	(6.35)%	14.12%	7.00%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$53,800	$57,667	$36,800	$49,123	$41,137
Ratio of expenses to average net assets	1.72%	1.72%	1.84%	1.76%	1.84%
Ratio of net investment income (loss) to average net assets	0.20%	(0.48)%	(0.62)%	0.02%	(0.27)%
Portfolio turnover rate	8%	12%	16%	23%	9%

*	Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

FINANCIAL HIGHLIGHTS

PROSPECTUS (CLASS A & C) / 135

Israel Common Values Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2022	2021	2020	2019	2018
Net asset value, beginning of year	$23.29	$15.73	$16.97	$15.09	$14.33

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.13)	(0.26)	(0.22)	(0.12)	(0.15)
Net realized and unrealized gain (loss) on investments	(2.94)	7.82	(0.96)	2.10	1.03
Total from investment operations	(3.07)	7.56	(1.18)	1.98	0.88

LESS DISTRIBUTIONS:
From net investment income	-	-	(0.06)	-	(0.07)
From net realized gains on investments	-	-	-	(0.10)	-
Return of Capital	-	-	0.00 *	-	(0.05)
Total distributions	-	-	(0.06)	(0.10)	(0.12)

Net asset value, end of year	$20.22	$23.29	$15.73	$16.97	$15.09

Total return (B)(C)	(13.18)%	48.06%	(7.00)%	13.26%	6.20%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$10,263	$12,293	$9,076	$9,750	$9,220
Ratio of expenses to average net assets	2.47%	2.47%	2.59%	2.51%	2.59%
Ratio of net investment loss to average net assets	(0.54)%	(1.27)%	(1.37)%	(0.75)%	(1.01)%
Portfolio turnover rate	8%	12%	16%	23%	9%

*	Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

FINANCIAL HIGHLIGHTS

PROSPECTUS (CLASS A & C) / 136

Defensive Strategies Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2022	2021	2020	2019	2018
Net asset value, beginning of year	$13.52	$11.78	$11.69	$11.44	$11.37

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.28	0.10	(0.01)	0.06	0.10
Net realized and unrealized gain (loss) on investments	(1.21)	1.64	0.44	0.48	(0.01)
Total from investment operations	(0.93)	1.74	0.43	0.54	0.09

LESS DISTRIBUTIONS:
From net investment income	(0.07)	-	(0.06)	(0.11)	(0.02)
From net realized gains on investments	-	-	(0.28)	(0.18)	-
Return of capital	-	-	0.00 *	-	-
Total distributions	(0.07)	-	(0.34)	(0.29)	(0.02)

Net asset value, end of year	$12.52	$13.52	$11.78	$11.69	$11.44

Total return (B)(C)	(6.92)%	14.77%	3.75%	4.92%	0.75%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$45,313	$40,342	$29,577	$33,926	$40,573
Ratios to average net assets
Expenses, before waiver and reimbursement	1.42%	1.48%	1.54%	1.45%	1.41%
Expenses, net waiver and reimbursement (D)	1.37%	1.43%	1.49%	1.41%	1.36%
Net investment income (loss), before waiver and reimbursement	1.95%	0.74%	(0.13)%	0.52%	0.86%
Net investment income (loss), net waiver and reimbursement (D)	2.00%	0.79%	(0.08)%	0.56%	0.91%
Portfolio turnover rate	35%	34%	49%	34%	35%

*	Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load. Total return represents aggregate total return based on Net Asset Value.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

FINANCIAL HIGHLIGHTS

PROSPECTUS (CLASS A & C) / 137

Defensive Strategies Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2022	2021	2020	2019	2018
Net asset value, beginning of year	$12.74	$11.18	$11.13	$10.90	$10.90

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.18	0.01	(0.09)	(0.03)	0.02
Net realized and unrealized gain (loss) on investments	(1.16)	1.55	0.42	0.46	(0.02)
Total from investment operations	(0.98)	1.56	0.33	0.43	0.00

LESS DISTRIBUTIONS:
From net investment income	-	-	-	(0.02)	-
From net realized gains on investments	-	-	(0.28)	(0.18)	-
From return of capital	-	-	0.00 *	-	-
Total distributions	-	-	(0.28)	(0.20)	-

Net asset value, end of year	$11.76	$12.74	$11.18	$11.13	$10.90

Total return (B)(C)	(7.69)%	13.95%	3.01%	4.06%	0.00%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$4,880	$3,388	$2,464	$3,110	$5,432
Ratios to average net assets
Expenses, before waiver and reimbursement	2.17%	2.23%	2.29%	2.20%	2.16%
Expenses, net waiver and reimbursement (D)	2.12%	2.18%	2.24%	2.16%	2.11%
Net investment income (loss), before waiver and reimbursement	1.32%	(0.01)%	(0.89)%	(0.31)%	0.09%
Net investment income (loss), net waiver and reimbursement (D)	1.37%	0.04%	(0.84)%	(0.27)%	0.14%
Portfolio turnover rate	35%	34%	49%	34%	35%

*	Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee. Total return represents aggregate total return based on Net Asset Value.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

FINANCIAL HIGHLIGHTS

PROSPECTUS (CLASS A & C) / 138

Strategic Growth Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2022	2021	2020	2019	2018
Net asset value, beginning of year	$10.92	$9.48	$9.64	$9.70	$9.48

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.06	0.03	0.04	0.01	0.00 *
Net realized and unrealized gain (loss) on investments	(1.70)	1.75	0.16	(0.04)	0.22
Total from investment operations	(1.64)	1.78	0.20	(0.03)	0.22

LESS DISTRIBUTIONS:
From net investment income	(0.02)	(0.01)	-	-	-
From net realized gains on investments	(0.49)	(0.33)	(0.36)	(0.03)	-
Total distributions	(0.51)	(0.34)	(0.36)	(0.03)	-

Net asset value, end of year	$8.77	$10.92	$9.48	$9.64	$9.70

Total return (B)(C)	(15.82)%	19.15%	2.03%	(0.26)%	2.32%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$29,944	$37,731	$32,260	$32,318	$32,078
Ratio of expenses to average net assets (D)	1.09%	1.10%	1.15%	1.12%	1.10%
Ratio of net investment income, to average net assets (D)(E)	0.56%	0.27%	0.42%	0.16%	0.00%
Portfolio turnover rate	28%	22%	47%	50%	8%

*	Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

FINANCIAL HIGHLIGHTS

PROSPECTUS (CLASS A & C) / 139

Strategic Growth Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2022	2021	2020	2019	2018
Net asset value, beginning of year	$9.50	$8.34	$8.58	$8.70	$8.57

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.02)	(0.05)	(0.03)	0.03	(0.06)
Net realized and unrealized gain (loss) on investments	(1.45)	1.54	0.15	(0.12)	0.19
Total from investment operations	(1.47)	1.49	0.12	(0.09)	0.13

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.49)	(0.33)	(0.36)	(0.03)	-
Total distributions	(0.49)	(0.33)	(0.36)	(0.03)	-

Net asset value, end of year	$7.54	$9.50	$8.34	$8.58	$8.70

Total return (B)(C)	(16.42)%	18.19%	1.33%	(0.99)%	1.52%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$2,680	$2,967	$2,743	$3,247	$6,313
Ratio of expenses to average net assets (D)	1.84%	1.85%	1.90%	1.87%	1.85%
Ratio of net investment income (loss), to average net assets (D)(E)	(0.20)%	(0.48)%	(0.32)%	0.35%	(0.70)%
Portfolio turnover rate	28%	22%	47%	50%	8%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

FINANCIAL HIGHLIGHTS

PROSPECTUS (CLASS A & C) / 140

Conservative Growth Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2022	2021	2020	2019	2018
Net asset value, beginning of year	$11.66	$10.62	$10.66	$10.75	$10.67

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.05	0.02	0.05	0.05	0.02
Net realized and unrealized gain (loss) on investments	(1.66)	1.31	0.30	0.10	0.09
Total from investment operations	(1.61)	1.33	0.35	0.15	0.11

LESS DISTRIBUTIONS:
From net investment income	(0.02)	(0.04)	-	-	-
From net realized gains on investments	(0.45)	(0.25)	(0.39)	(0.24)	(0.03)
Total distributions	(0.47)	(0.29)	(0.39)	(0.24)	(0.03)

Net asset value, end of year	$9.58	$11.66	$10.62	$10.66	$10.75

Total return (B)(C)	(14.48)%	12.63%	3.27%	1.61%	1.06%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$37,037	$46,151	$41,546	$40,590	$42,040
Ratio of expenses to average net assets (D)	1.04%	1.10%	1.12%	1.08%	1.08%
Ratio of net investment income to average net assets (D)(E)	0.43%	0.20%	0.43%	0.44%	0.14%
Portfolio turnover rate	21%	21%	37%	42%	7%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	Annualized.

FINANCIAL HIGHLIGHTS

PROSPECTUS (CLASS A & C) / 141

Conservative Growth Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH YEAR

FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
2022	2021	2020	2019	2018
Net asset value, beginning of year	$10.29	$9.43	$9.59	$9.76	$9.76

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.03)	(0.06)	(0.03)	0.01	(0.06)
Net realized and unrealized gain (loss) on investments	(1.45)	1.17	0.26	0.06	0.09	(B)
Total from investment operations	(1.48)	1.11	0.23	0.07	0.03

LESS DISTRIBUTIONS:
From net investment income	-	-	-	-	-
From net realized gains on investments	(0.45)	(0.25)	(0.39)	(0.24)	(0.03)
Total distributions	(0.45)	(0.25)	(0.39)	(0.24)	(0.03)

Net asset value, end of year	$8.36	$10.29	$9.43	$9.59	$9.76

Total return (C)(D)	(15.10)%	11.84%	2.36%	0.94%	0.34%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$3,895	$5,496	$4,712	$5,504	$9,218
Ratio of expenses to average net assets (E)	1.79%	1.85%	1.87%	1.83%	1.83%
Ratio of net investment income (loss), to average net assets (E)(F)	(0.32)%	(0.56)%	(0.31)%	0.14%	(0.63)%
Portfolio turnover rate	21%	21%	37%	42%	7%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(C)	Total return calculation does not reflect redemption fees. Total return represents aggregate total return based on Net Asset Value.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

FINANCIAL HIGHLIGHTS

PROSPECTUS (CLASS A & C) / 142

Section 8 | For More Information

Additional information about the Funds is available in the Funds’ Class A and C SAI. The SAI contains more detailed information on all aspects of the Funds. A current SAI dated January 31, 2023, has been filed with the SEC and is incorporated by reference into (is legally a part of) this Prospectus. Additional information about each Fund’s investments is also available in the Funds’ semi-annual report, dated March 31, 2022, and audited annual report, dated September 30, 2022. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

The Funds’ SAI, annual report and semi-annual report are available, without charge upon request. To receive a copy of any of these documents or to make other types of inquiries to the Funds, please contact the Funds.

	Timothy Plan (1)	Securities and Exchange Commission
By Phone:	(800) 846-7526	(202) 942-8090
By Mail:	Timothy Plan c/o Timothy Partners, Ltd. 1055 Maitland Center Commons Maitland, FL 32751	Public Reference Section Securities and Exchange Commission Washington, D.C. 20549-0102 (a duplicating fee required)
By E-mail:	invest@timothyplan.com	Publicinvest@sec.gov (a duplicating fee required)
By Internet:	timothyplan.com	sec.gov
In Person:		Public Reference Room Securities and Exchange Commission, Washington, D.C.

(1)	A copy of your requested document(s) will be mailed to you within three business days of receipt of your request, by first class mail or other means designed to ensure equally prompt delivery.

Information about the Funds (including the SAI) can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information concerning the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Information about the Funds are also available on the SEC’s EDGAR database at the SEC’s web site (www.sec.gov). Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinvest@sec.gov), or by writing the SEC’s Public Reference Section, Washington, DC 20549-0102.

Timothy Plan

Investment Company Act No. 811-08228

FORE MORE INFORMATION

PROSPECTUS (CLASS A & C) / 143

Appendix |	Waivers and Discounts Available from Intermediaries

Raymond James

Intermediary-Defined Sales Charge Waiver Policies

The availability of certain initial or deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares.

Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from the fund or through another intermediary to receive these waivers or discounts

Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each entity’s affiliates (“Raymond James”)

Effective March 1, 2019, shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.

Front-end sales load waivers on Class A shares available at Raymond James

◾	Shares purchased in an investment advisory program.

◾	Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.

◾	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

◾	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

◾	A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

APPENDIX

PROSPECTUS (CLASS A & C) / 144

CDSC Waivers on Classes A, B and C shares available at Raymond James

◾	Death or disability of the shareholder.

◾	Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.

◾	Return of excess contributions from an IRA Account.

◾	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.

◾	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

◾	Shares acquired through a right of reinstatement.

Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent

◾	Breakpoints as described in this prospectus.

◾	Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.

◾	Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets

APPENDIX

PROSPECTUS (CLASS A & C) / 145

Merrill Lynch

The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the Fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive these waivers or discounts.

Shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch

◾	Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

◾	Shares purchased by a 529 Plan (does not include 529 Plan units or 529-specific share classes or equivalents)

◾	Shares purchased through a Merrill Lynch affiliated investment advisory program

◾	Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers

◾	Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform

◾	[Shares of funds purchased through the Merrill Edge Self-Directed platform] (if applicable)

◾	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

◾	Shares exchanged from Class C (i.e. level-load) shares of the same fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers

◾	Employees and registered representatives of Merrill Lynch or its affiliates and their family members

◾	Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus

◾	Eligible shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement

CDSC Waivers on A, B and C Shares available at Merrill Lynch

◾	Death or disability of the shareholder

◾	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus

◾	Return of excess contributions from an IRA Account

◾	Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code

APPENDIX

PROSPECTUS (CLASS A & C) / 146

◾	Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

◾	Shares acquired through a right of reinstatement

◾	Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee-based accounts or platforms (applicable to A and C shares only)

◾	Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers

Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent

◾	Breakpoints as described in this prospectus.

◾	Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

◾	[Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time] (if applicable)

APPENDIX

PROSPECTUS (CLASS A & C) / 147

Edward D. Jones & Co., L.P. (“Edward Jones”)

Policies Regarding Transactions Through Edward Jones

The following information has been provided by Edward Jones:

Effective March 1, 2021, the following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the mutual fund prospectus or statement of additional information (“SAI”) or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of the Timothy Plan Family of Funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.

Breakpoints

◾	Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.

Rights of Accumulation (“ROA”)

◾	The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of the Timothy Plan Family of Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.

◾	The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

◾	ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).

Letter of Intent (“LOI”)

◾	Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.

◾	If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Sales Charge Waivers

Sales charges are waived for the following shareholders and in the following situations:

◾	Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones’ policies and procedures.

APPENDIX

PROSPECTUS (CLASS A & C) / 148

◾	Shares purchased in an Edward Jones fee-based program.

◾	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.

◾	Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.

◾	Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.

◾	Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.

Contingent Deferred Sales Charge (“CDSC”) Waivers

If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:

◾	The death or disability of the shareholder.

◾	Systematic withdrawals with up to 10% per year of the account value.

◾	Return of excess contributions from an Individual Retirement Account (IRA).

◾	Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

◾	Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.

◾	Shares exchanged in an Edward Jones fee-based program.

◾	Shares acquired through NAV reinstatement.

◾	Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.

Other Important Information Regarding Transactions Through Edward Jones

Minimum Purchase Amounts

◾	Initial purchase minimum: $250

◾	Subsequent purchase minimum: none

Minimum Balances

◾	Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:

○    A fee-based account held on an Edward Jones platform

○    A 529 account held on an Edward Jones platform

○    An account with an active systematic investment plan or LOI

Exchanging Share Classes

◾	At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder’s holdings in a fund to Class A shares of the same fund.

APPENDIX

PROSPECTUS (CLASS A & C) / 149

Morgan Stanley

Financial services company

Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.

Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management

●	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

●	Morgan Stanley employee and employee-related accounts according to MSSB’s account linking rules

●	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

●	Shares purchased through a Morgan Stanley self-directed brokerage account

●	Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program

●	fShares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days’ following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

TIMOTHY PLAN
Investing with Biblical Principles
1055 Maitland Center Commons
Maitland, Florida 32751
Online | (800) 846-7526
Website | timothyplan.com
Email | invest@timothyplan.com
Phone | (800) 846-7526